UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-2031

MFS SERIES TRUST V

(Exact name of registrant as specified in charter)

500 Boylston Street, Boston, Massachusetts 02116

(Address of principal executive offices) (Zip code)

Susan S. Newton

Massachusetts Financial Services Company

500 Boylston Street

Boston, Massachusetts 02116

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: September 30

Date of reporting period: March 31, 2008

ITEM 1.	REPORTS TO STOCKHOLDERS.

MFS® International New Discovery Fund

The report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE •

NO BANK OR CREDIT UNION GUARANTEE • NOT A DEPOSIT •

NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY OR

NCUA/NCUSIF

3/31/08

MIO-SEM

LETTER FROM THE CEO

Dear Shareholders:

Many of our MFS® fund shareholders have been justifiably concerned, as have most investors around the world, about the state of the global economy. As we enter 2008 we see the market volatility that began in the third quarter of 2007 has intensified.

We here at MFS, and those before us who guided the firm with the same disciplined investment process, have weathered many major economic disruptions over our eight-plus decades of managing clients’ investments. We have managed money through the Great Depression, 14 recessions, as well as numerous market crises caused by wars, political upheavals, and terrorist attacks. MFS remains in business because our investors believe in the integrity of our long-term investment strategy and its proven results.

Worries over market volatility are valid, and investors cannot always expect to see the kind of returns stocks have delivered in the bull markets of past years. Yet we believe our strategy of ADR — allocating across the major asset classes, diversifying within each class, and regularly rebalancing your portfolio to maintain your desired allocation — can help you pursue the highest investment returns while minimizing the effects of market fluctuations.

MFS is a world leader in domestic and global investing. Our team approach is research driven, globally integrated, and balanced. We have 176 investment management professionals located in the Americas, Europe, and Asia who focus on the fundamentals of each security and then integrate our sophisticated quantitative approach.* This collaborative process allows us to find opportunities in any market environment.

I personally would like to thank you for your continued business. We want you to be confident that we are constantly managing our fund offerings with you in mind, while adding new products that can help you to choose what fits your unique financial goals.

Respectfully,

Robert J. Manning

Chief Executive Officer and Chief Investment Officer

MFS Investment Management®

May 15, 2008

* as of 12/31/07

The opinions expressed in this letter are subject to change, may not be relied upon for investment advice, and no forecasts can be guaranteed.

1

PORTFOLIO COMPOSITION

Top ten holdings
Linde AG	1.5%
Christian Dior S.A.	1.5%
Symrise AG	1.3%
Synthes, Inc.	1.2%
TNT N.V.	1.1%
Konica Minolta Holdings, Inc.	1.1%
Catlin Group Ltd.	1.0%
Royal KPN N.V.	1.0%
Geberit AG	1.0%
Uni-Charm Corp.	0.9%

Equity sectors
Financial Services	20.0%
Industrial Goods & Services	10.3%
Technology	10.0%
Health Care	9.5%
Utilities & Communications	8.2%
Basic Materials	7.9%
Consumer Staples	7.0%
Special Products & Services	5.9%
Energy	5.7%
Autos & Housing	4.6%
Leisure	4.2%
Transportation	3.4%
Retailing	2.1%

Country weightings
Japan	17.4%
United Kingdom	12.2%
Germany	10.5%
France	6.8%
United States	5.8%
Netherlands	4.8%
Switzerland	4.2%
Mexico	3.2%
Canada	3.1%
Other Countries	32.0%

Percentages are based on net assets as of 3/31/08.

The portfolio is actively managed and current holdings may be different.

2

EXPENSE TABLE

Fund expenses borne by the shareholders during the period, October 1, 2007 through March 31, 2008

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period October 1, 2007 through March 31, 2008.

The expenses include the payment of a portion of the transfer-agent-related expenses of MFS funds that invest in the fund. For further information, please see the Notes to the Financial Statements.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

3

Expense Table – continued

Share Class		Annualized Expense Ratio	Beginning Account Value 10/01/07	Ending Account Value 3/31/08	Expenses Paid During Period (p) 10/01/07-3/31/08
A	Actual	1.44%	$1,000.00	$896.06	$6.83
	Hypothetical (h)	1.44%	$1,000.00	$1,017.80	$7.26
B	Actual	2.14%	$1,000.00	$892.94	$10.13
	Hypothetical (h)	2.14%	$1,000.00	$1,014.30	$10.78
C	Actual	2.14%	$1,000.00	$893.00	$10.13
	Hypothetical (h)	2.14%	$1,000.00	$1,014.30	$10.78
I	Actual	1.14%	$1,000.00	$897.40	$5.41
	Hypothetical (h)	1.14%	$1,000.00	$1,019.30	$5.76
R	Actual	1.64%	$1,000.00	$895.17	$7.77
	Hypothetical (h)	1.64%	$1,000.00	$1,016.80	$8.27
R1	Actual	2.23%	$1,000.00	$892.39	$10.55
	Hypothetical (h)	2.23%	$1,000.00	$1,013.85	$11.23
R2	Actual	1.77%	$1,000.00	$894.88	$8.38
	Hypothetical (h)	1.77%	$1,000.00	$1,016.15	$8.92
R3	Actual	1.72%	$1,000.00	$894.61	$8.15
	Hypothetical (h)	1.72%	$1,000.00	$1,016.40	$8.67
R4	Actual	1.47%	$1,000.00	$895.71	$6.97
	Hypothetical (h)	1.47%	$1,000.00	$1,017.65	$7.41
R5	Actual	1.19%	$1,000.00	$897.20	$5.64
	Hypothetical (h)	1.19%	$1,000.00	$1,019.05	$6.01
529A	Actual	1.74%	$1,000.00	$894.72	$8.24
	Hypothetical (h)	1.74%	$1,000.00	$1,016.30	$8.77
529B	Actual	2.39%	$1,000.00	$891.56	$11.30
	Hypothetical (h)	2.39%	$1,000.00	$1,013.05	$12.03
529C	Actual	2.39%	$1,000.00	$891.50	$11.30
	Hypothetical (h)	2.39%	$1,000.00	$1,013.05	$12.03

(h)	5% class return per year before expenses.
(p)	Expenses paid is equal to each class’ annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year. Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.

Effective January 1, 2008 the fund’s Class R2, Class R3, Class R4, and Class R5 retirement plan administration and service fee was terminated (as described in Note 3 of the Notes to the Financial Statements). Had this fee not been in effect throughout the entire six month period, the annualized expense ratios would have been 1.64%, 1.64%, 1.39% and 1.13% for Class R2, Class R3, Class R4 and Class R5 shares respectively. The

4

Expense Table – continued

actual expenses paid during the period would have been approximately $7.80, $7.79, $6.61, and $5.38 and the hypothetical expenses paid during the period would have been approximately $8.29, $8.29, $7.03 and $5.72 for Class R2, Class R3, Class R4 and Class R5 shares, respectively.

Effective March 1, 2008 the fund’s Class R1 retirement plan administration and service fee were terminated and the Class R1 distribution fee was increased (as described in Note 3 of the Notes to the Financial Statements). Had these fee changes been in effect throughout the entire six month period, the annualized expense ratio would have been 2.14%. The actual expenses paid during the period would have been approximately $10.16 and the hypothetical expenses paid during the period would have been approximately $10.81.

Effective April 1, 2008 the fund’s Class 529A, 529B, and 529C shares program manager fee was reduced (as described in Note 3 of the Notes to Financial Statements). Had this fee change been in effect throughout the entire six month period, the annualized expense ratio would have been 1.59%, 2.24% and 2.24% for Class 529A, 529B and 529C shares, respectively. The actual expenses paid during the period would have been approximately $7.56, $10.63 and $10.63 and the hypothetical expenses paid during the period would have been approximately $8.04, $11.31 and $11.31 for Class 529A, Class 529B and Class 529C shares, respectively.

Note to Shareholders: On April 18, 2008, Class R shares and Class R2 shares were converted into Class R3 shares. After the conversion, Class R3, Class R4, and Class R5 were renamed Class R2, Class R3, and Class R4, respectively.

5

PORTFOLIO OF INVESTMENTS

3/31/08 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Common Stocks - 98.8%
Issuer	Shares/Par	Value ($)

Aerospace - 0.7%
Cobham PLC	3,293,176	$13,060,406
Finmeccanica S.p.A.	227,400	7,731,067
Meggitt PLC	960,566	5,252,359

		$26,043,832
Airlines - 1.1%
Arriva PLC	769,750	$10,470,937
Copa Holdings S.A.	696,300	26,535,992
Tam S.A., ADR (l)	305,400	5,860,625

		$42,867,554
Alcoholic Beverages - 0.7%
Grupo Modelo S.A. de C.V., “C”	4,238,400	$18,553,326
Pernod Ricard S.A.	60,720	6,244,766

		$24,798,092
Apparel Manufacturers - 0.8%
Adidas AG	142,396	$9,464,253
Burberry Group PLC	279,600	2,497,720
Li & Fung Ltd.	4,473,000	16,736,887

		$28,698,860
Automotive - 1.4%
Bridgestone Corp.	1,284,800	$21,940,737
Continental AG	171,657	17,499,680
Kongsberg Automotive A.S.A (l)	261,000	1,465,242
Yamaha Motor Co. Ltd. (l)	758,500	14,016,392

		$54,922,051
Biotechnology - 1.1%
Actelion Ltd. (a)(l)	313,229	$17,073,180
CSL Ltd.	688,155	23,205,258

		$40,278,438
Broadcasting - 2.3%
Fuji Television Network, Inc.	14,127	$20,998,333
Grupo Televisa S.A., ADR	1,279,280	31,009,747
Societe Television Francaise 1	258,956	5,693,514

6

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Broadcasting - continued
WPP Group PLC	2,423,460	$28,881,656

		$86,583,250
Brokerage & Asset Managers - 3.2%
Aberdeen Asset Management PLC	876,300	$2,406,658
Bolsa de Mercadorias & Futuros	1,357,500	12,398,322
Daiwa Securities Group, Inc. (l)	2,741,000	23,848,432
Deutsche Boerse AG	104,950	16,901,048
IG Group Holdings PLC	3,252,386	21,105,396
Julius Baer Holding Ltd.	118,501	8,731,464
KBC Ancora NPV	40,253	4,139,831
Rathbone Brothers PLC	1,368,718	28,769,453
Van Lanschot N.V. (l)	34,657	3,623,933

		$121,924,537
Business Services - 4.6%
Amadeus Fire AG	243,158	$5,541,905
Bunzl PLC	2,151,947	30,275,807
Electrocomponents PLC	1,154,800	4,161,913
Experian Group Ltd.	2,011,964	14,641,920
Intelligence NPV	1,394	1,313,842
Intertek Group PLC	1,180,948	24,166,972
JFE Shoji Holdings, Inc. (l)	3,712,000	26,477,990
Kloeckner & Co. AG	373,607	19,111,613
LPS Brasil - Consultoria de Imoveis S.A.	247,761	4,412,560
Satyam Computer Services Ltd., ADR	1,445,700	32,658,363
TAKKT AG	314,000	5,644,906
USS Co. Ltd. (l)	124,810	8,687,177

		$177,094,968
Cable TV - 0.1%
NDS Group PLC, ADR (a)	61,500	$3,005,505

Chemicals - 0.8%
Hoganas AB (l)	165,700	$3,938,698
Makhteshim-Agan Industries Ltd.	1,399,900	10,256,436
Syngenta AG	36,200	10,603,654
Victrex PLC	304,105	4,528,718

		$29,327,506
Computer Software - 0.4%
Trend Micro, Inc. (l)	354,500	$14,095,531

7

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Computer Software - Systems - 2.1%
Cap Gemini S.A.	132,719	$7,555,837
Detica Group PLC	174,500	863,332
Fujitsu Ltd.	3,838,000	25,188,553
HCL Technologies Ltd.	2,303,880	14,542,812
Indra Sistemas S.A. (l)	99,200	2,855,879
Obic NPV	55,240	9,820,770
Wincor Nixdorf AG	264,081	21,132,381

		$81,959,564
Conglomerates - 1.0%
DCC PLC	151,000	$3,563,046
First Pacific Co. Ltd.	21,034,000	13,943,331
Smiths Group PLC	177,066	3,300,462
ThyssenKrupp AG	300,420	17,183,845

		$37,990,684
Construction - 3.2%
Corporacion Moctezuma S.A. de C.V.	1,005,500	$2,403,830
CRH PLC	452,000	17,179,014
Geberit AG	252,842	37,667,337
Kaufman & Broad S.A. (l)	60,200	2,465,683
Nexity International	319,572	13,729,672
SARE Holding S.A. de C.V., “B”	15,835,567	21,881,658
Schindler Holding AG (l)	79,090	5,923,092
Wienerberger AG	413,746	22,000,783

		$123,251,069
Consumer Goods & Services - 4.8%
Beiersdorf AG (l)	87,000	$7,317,594
Christian Dior S.A.	502,000	55,550,375
Hengan International Group Co. Ltd.	3,358,000	11,520,688
Henkel KGaA, IPS (l)	199,200	9,205,846
Kao Corp.	784,000	22,206,848
Kimberly-Clark de Mexico S.A. de C.V., “A”	6,092,690	27,019,482
Kose Corp.	82,700	1,786,920
Natura Cosmeticos S.A. NPV	752,300	7,686,828
Societe BIC S.A.	60,379	3,722,387
Uni-Charm Corp.	491,800	36,147,600

		$182,164,568
Containers - 0.4%
DS Smith PLC	1,043,200	$3,237,380
Mayr-Melnhof Karton AG NPV	50,301	5,074,774

8

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Containers - continued
Smurfit Kappa PLC	153,000	$1,840,135
Viscofan SA	164,453	3,766,279

		$13,918,568
Electrical Equipment - 2.5%
Halma PLC	1,068,936	$4,106,815
Hitachi Cable (l)	614,000	2,293,019
Legrand S.A.	830,673	26,051,412
LS Industrial Systems Co. Ltd.	323,681	20,161,602
OMRON Corp.	541,100	11,222,477
Prysmian S.p.A.	793,188	16,924,818
Saft Groupe S.A. (l)	70,500	2,780,729
Spectris PLC	738,080	10,896,321

		$94,437,193
Electronics - 7.2%
Advantest Corp. NPV (l)	90,200	$2,384,828
ARM Holdings PLC	5,804,290	10,128,463
ASM Pacific Technology Ltd.	3,112,000	22,593,563
Cenit AG Systemhaus	54,200	611,658
Delta Electronics, Inc.	3,595,000	10,656,786
Flextronics International Ltd. (a)	1,883,240	17,683,624
Funai Electric Co. Ltd. (l)	279,400	9,608,884
Hirose Electric Co. Ltd. (l)	198,600	22,362,716
Hoya Corp.	85,400	2,023,155
Konica Minolta Holdings, Inc. (l)	2,998,500	41,322,860
Melexis N.V. (l)	184,500	3,054,746
Nippon Electric Glass Co. Ltd.	2,209,000	34,608,598
Realtek Semiconductor Corp.	2,201,725	6,566,148
Richtek Technology Corp.	918,000	7,399,401
Ricoh Co. Ltd.	1,766,000	29,505,245
SAES Getters S.p.A. (l)	113,180	3,253,528
SUMCO Corp. (l)	632,500	13,793,428
Vacon Oyj (l)	88,900	3,928,829
Venture Corp. Ltd.	3,031,000	23,352,389
Wolfson Microelectronics PLC	3,590,450	8,080,840

		$272,919,689
Energy - Independent - 2.9%
Arch Coal, Inc.	400,000	$17,400,000
Galp Energia SGPS, S.A.	317,300	7,567,246
Niko Resources Ltd.	133,400	10,799,387
OMV AG	299,378	19,779,824

9

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Energy - Independent - continued
Peabody Energy Corp.	400,000	$20,400,000
Talisman Energy, Inc.	1,956,350	34,643,004

		$110,589,461
Engineering - Construction - 1.5%
Acciona S.A.	30,000	$8,033,012
Aker Kvaerner A.S.A	330,630	7,528,404
Koninklijke BAM Groep N.V.	368,886	8,692,712
North American Energy Partners, Inc. (a)	1,738,320	26,665,829
Orascom Construction Industries Co.	72,489	5,466,628

		$56,386,585
Food & Beverages - 0.8%
Associated British Foods PLC	214,772	$3,726,469
Grupo Continental S.A.	2,245,300	5,393,107
Ito EN Ltd. (l)	64,000	1,141,571
Kerry Group PLC	657,309	20,593,654

		$30,854,801
Food & Drug Stores - 0.6%
Aeon Co. Ltd.	700,000	$8,459,665
Axfood AB (l)	97,500	3,470,218
Lawson, Inc. (l)	282,200	12,478,087

		$24,407,970
Furniture & Appliances - 0.0%
Ekornes A.S.A.	104,600	$1,899,224

Gaming & Lodging - 0.6%
Ladbrokes PLC	1,971,680	$12,169,075
William Hill PLC	1,435,200	10,693,581

		$22,862,656
Health Maintenance Organizations - 0.2%
Odontoprev S.A.	359,200	$8,181,111

Insurance - 4.8%
Admiral Group PLC	1,005,550	$16,011,462
Aflac, Inc.	64,107	4,163,750
Amlin PLC	3,166,846	17,065,077
Aspen Insurance Holdings Ltd.	769,565	20,301,125
Cathay Financial Holding Co. Ltd.	1,926,000	4,958,593
Catlin Group Ltd.	4,475,880	39,251,661

10

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Insurance - continued
CNP Assurances S.A.	233,712	$28,802,098
Euler Hermes	8,096	867,904
Hiscox Ltd.	4,183,716	19,848,418
Old Mutual PLC	7,853,500	17,208,273
QBE Insurance Group Ltd.	706,151	14,328,549

		$182,806,910
Internet - 0.3%
Iliad S.A.	75,000	$7,461,255
Universo Online S.A., IPS	1,021,300	4,407,357

		$11,868,612
Leisure & Toys - 0.7%
Sankyo Co. Ltd. (l)	278,800	$16,646,767
Ubisoft Entertainment S.A.	96,706	8,329,342

		$24,976,109
Machinery & Tools - 5.6%
Assa Abloy AB, “B”	398,000	$7,216,758
Bucyrus International, Inc., “A”	223,190	22,687,264
Burckhardt Compression Holding AG	69,909	22,307,266
Demag Cranes AG	133,560	6,096,464
Fenner PLC	435,300	2,028,469
GEA Group AG	720,650	24,227,428
Harsco Corp.	464,880	25,745,054
KCI Konecranes PLC (l)	576,992	22,220,966
Mitsui Mining & Smelting Co. Ltd.	4,653,000	14,743,792
Neopost S.A. (l)	205,448	23,052,272
Rotork PLC	136,600	2,922,698
Sandvik AB	259,800	4,514,098
SKF AB (l)	258,200	5,192,373
Timken Co.	1,023,910	30,430,605

		$213,385,507
Major Banks - 3.3%
Banco Santander Chile, ADR	363,170	$18,979,264
Deutsche Postbank AG	206,950	19,751,892
Erste Bank der oesterreichischen Sparkassen AG (l)	311,280	20,168,226
Natixis S.A.	1,216,140	19,559,650
Raiffeisen International Bank Holding AG	143,786	19,596,669
Sumitomo Trust & Banking Co. Ltd.	1,500,000	10,348,623
Unibanco - Uniao de Bancos Brasileiros S.A., ADR	152,540	17,792,266

		$126,196,590

11

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Medical & Health Technology & Services - 0.9%
Diagnosticos da America S.A.	442,300	$8,811,411
Kobayashi Pharmaceutical Co. Ltd.	152,200	5,897,789
OPG Groep NV	732,689	20,711,835

		$35,421,035
Medical Equipment - 3.9%
Cremer S.A.	479,300	$3,611,474
Fresenius AG, IPS	262,400	21,846,889
Miraca Holdings, Inc.	589,000	15,477,585
QIAGEN N.V. (l)	304,200	6,289,756
Synthes, Inc.	333,020	46,561,456
William Demant Holdings A/S (l)	312,625	24,979,297
Zimmer Holdings, Inc. (a)	397,764	30,969,905

		$149,736,362
Metals & Mining - 2.5%
Cameco Corp. NPV	683,270	$22,484,423
First Uranium Corp. NPV	926,700	6,866,781
Grupo Mexico S.A.B. de C.V.	1,625,000	10,786,013
Inmet Mining Corp.	257,423	18,774,469
Salzgitter AG	109,281	19,005,975
SSAB Svenskt Stal AB, “A” (l)	126,700	3,560,696
Steel Authority of India Ltd.	3,365,124	15,633,792

		$97,112,149
Natural Gas - Distribution - 1.3%
Gaz de France (l)	422,120	$25,477,518
Tokyo Gas Co. Ltd. (l)	5,579,000	22,593,809

		$48,071,327
Natural Gas - Pipeline - 0.2%
Enagas S.A.	281,900	$8,422,655

Oil Services - 2.8%
Acergy S.A. (l)	1,227,710	$26,448,620
Expro International Group PLC	400,000	9,280,206
Fugro N.V. (l)	386,584	30,014,009
Petrofac Ltd.	177,316	1,972,525
Saipem S.p.A.	724,772	29,296,403
Schoeller-Bleckmann Oilfield Equipment	57,250	5,099,949
Vallourec S.A. (l)	18,480	4,485,149

		$106,596,861
Other Banks & Diversified Financials - 7.6%
Aeon Credit Service Co. Ltd.	1,962,900	$26,359,955
Anglo Irish Bank Corp. PLC	2,443,182	32,584,859

12

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Other Banks & Diversified Financials - continued
Babcock & Brown Ltd.	379,846	$5,153,016
Banco de Oro Universal Bank	1,625,700	2,029,552
Banco Macro S.A., ADR	308,200	7,812,870
Banco Panamericano S.A., IPS	1,200,000	5,308,674
Bancolombia S.A., ADR	168,300	5,967,918
Bank of Cyprus Public Co. Ltd.	500,000	5,918,812
Chiba Bank Ltd. (l)	3,238,000	22,054,434
Close Brothers Group PLC	268,400	3,283,821
Credicorp Ltd.	61,900	4,440,706
Credito Emiliano S.p.A. (l)	324,000	4,293,592
CSU Cardsystem S.A.	1,555,990	4,254,469
Grupo Financiero Banorte S.A. de C.V.	1,592,500	6,902,254
Hachijuni Bank Ltd. (l)	1,136,000	7,293,694
Hana Financial Group, Inc.	642,651	26,424,813
Housing Development Finance Corp. Ltd.	324,943	19,372,554
Komercni Banka A.S.	99,919	23,866,177
OTP Bank Ltd., GDR	16,101	1,315,999
Redecard S.A. NPV	456,300	7,603,046
Sapporo Hokuyo Holdings, Inc. (l)	228	1,593,996
Shizuoka Bank Ltd. (l)	2,240,000	26,740,624
SNS REAAL Groep N.V.	975,550	19,785,907
Unione di Banche Italiane Scpa	722,106	18,495,636

		$288,857,378
Pharmaceuticals - 3.4%
Hisamitsu Pharmaceutical Co., Inc.	814,100	$29,630,350
Ipsen S.A.	276,663	15,702,691
Merck KGaA (l)	150,949	18,600,205
Novo Nordisk A/S, “B” (l)	358,515	24,510,344
STADA Arzneimittel AG (l)	278,890	20,252,959
Tanabe Seiyaku Co. Ltd. (l)	1,766,000	20,557,738

		$129,254,287
Pollution Control - 0.0%
Biffa PLC	147,078	$1,017,124

Precious Metals & Minerals - 0.3%
Paladin Resources Ltd. NPV (l)	2,607,881	$12,206,301

Printing & Publishing - 0.5%
Bloomsbury Publishing PLC	281,300	$920,376
Fimalac S.A. (l)	40,800	2,441,278
Reed Elsevier PLC, ADR	712,534	9,056,813
Schibsted A.S.A. (l)	277,950	8,293,025

		$20,711,492

13

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Railroad & Shipping - 0.5%
Jinhui Shipping & Transportation Ltd.	1,173,500	$11,425,296
SMRT Corp. Ltd.	6,830,000	9,049,855

		$20,475,151
Real Estate - 1.1%
Deutsche Wohnen AG (l)	752,450	$21,567,351
Great Eagle Holdings Ltd.	886,000	2,419,952
Hypo Real Estate Holding AG (l)	420,652	10,928,388
Yanlord Land Group Ltd.	3,723,000	5,797,878

		$40,713,569
Special Products & Services - 0.3%
Filtrona PLC	2,763,200	$9,424,374
MFS Ltd.	244,515	165,866

		$9,590,240
Specialty Chemicals - 3.9%
Akzo Nobel N.V.	245,000	$19,651,878
Croda International PLC	631,200	8,298,360
Linde AG	396,435	55,995,072
Lonza Group AG (l)	73,335	9,721,898
Methanex Corp. NPV	244,430	6,417,669
Symrise AG (l)	1,875,174	48,420,379

		$148,505,256
Specialty Stores - 0.7%
Bulgari S.p.A. (l)	792,160	$9,152,238
Inchcape PLC	226,500	1,805,535
NEXT PLC	643,309	14,529,649
Pendragon PLC	3,398,278	2,274,283

		$27,761,705
Telecommunications - Wireless - 1.6%
Cellcom Israel Ltd.	200,000	$6,286,000
MTN Group Ltd.	838,080	12,709,532
NII Holdings, Inc. “B” (a)	199,100	6,327,398
Philippine Long Distance Telephone Co.	372,010	24,859,147
Tim Participacoes S.A., ADR	150,000	4,843,500
Turkcell Iletisim Hizmetleri A.S., ADR	300,000	6,267,000

		$61,292,577

14

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Telephone Services - 3.4%
China Netcom Group Corp. Ltd.	10,227,000	$29,436,266
Elisa Oyj, “A”	143,600	3,585,620
Royal KPN N.V.	2,294,340	38,747,605
Telecom Argentina S.A., ADR (a)	801,491	16,975,579
Telekom Austria AG	360,841	7,455,192
Telenor A.S.A.	1,690,940	32,362,012

		$128,562,274
Tobacco - 0.7%
Swedish Match AB (l)	1,178,380	$25,680,111

Trucking - 1.8%
Seino Holdings Co. NPV (l)	966,000	$6,293,961
TNT N.V.	1,115,880	41,442,193
Yamato Holdings Co. Ltd.	1,438,000	21,217,684

		$68,953,838
Utilities - Electric Power - 1.7%
AES Tiete S.A., IPS	230,608,000	$7,687,592
British Energy Group PLC	2,203,980	28,516,743
Eletropaulo Metropolitana S.A., IPS	65,750,000	5,179,382
Enersis S.A., ADR (l)	572,800	10,127,104
Equatorial Energia S.A., IEU	586,600	5,601,974
Hong Kong Electric Holdings	1,499,000	9,551,448

		$66,664,243
Total Common Stocks (Identified Cost, $3,498,263,940)		$3,766,302,930

Collateral for Securities Loaned - 6.7%
Morgan Stanley, 2.25%, dated 3/31/08, due 4/01/08, total to be received $253,811,584 (secured by various U.S. Treasury and Federal Agency obligations and Mortgage Backed securities in an individually traded account), at Cost and Net Asset Value	253,795,722	$253,795,722

Money Market Funds (v) - 0.8%
MFS Institutional Money Market Portfolio, 2.877%, at Cost and Net Asset Value	$31,537,501	$31,537,501
Total Investments (Identified Cost, $3,783,597,163) (k)		$4,051,636,153

Other Assets, Less Liabilities - (6.3)%		(239,282,066)
Net Assets - 100.0%		$3,812,354,087

(a)	Non-income producing security.
(k)	As of March 31, 2008, the fund had 23 securities that were fair valued, aggregating $470,695,087 and 11.62% of market value, in accordance with the policies adopted by the Board of Trustees.
(l)	All or a portion of this security is on loan.
(v)	Underlying fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven-day yield of the fund at period end.

15

Portfolio of Investments (unaudited) – continued

The following abbreviations are used in this report and are defined:

ADR	American Depository Receipt
GDR	Global Depository Receipt
IEU	International Equity Unit
IPS	International Preference Stock

See Notes to Financial Statements

16

Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

At 3/31/08 (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

Assets
Investments, at value
Non-affiliated issuers, at value (identified cost, $3,752,059,662)	$4,020,098,652
Underlying funds, at cost and value	31,537,501
Total Investments, at value including $304,199,427 of securities on loan (identified cost, $3,783,597,163)	$4,051,636,153
Foreign currency, at value (identified cost, $32,608,311)	32,703,355
Receivable for investments sold	240,345,763
Receivable for fund shares sold	1,211,694
Interest and dividends receivable	12,710,521
Other assets	53,060
Total assets		$4,338,660,546
Liabilities
Payable to custodian	$1,635,611
Payable for investments purchased	257,900,036
Payable for fund shares reacquired	10,119,725
Collateral for securities loaned, at value (c)	253,795,722
Payable to affiliates
Management fee	388,169
Shareholder servicing costs	1,493,236
Distribution and service fees	140,713
Administrative services fee	5,168
Program manager fees	133
Payable for independent trustees’ compensation	12,342
Accrued expenses and other liabilities	815,604
Total liabilities		$526,306,459
Net assets		$3,812,354,087
Net assets consist of:
Paid-in capital	$3,384,721,521
Unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies (net of $104,959 deferred country tax)	268,001,226
Accumulated net realized gain (loss) on investments and foreign currency transactions	158,700,928
Undistributed net investment income	930,412
Net assets		$3,812,354,087
Shares of beneficial interest outstanding		168,803,295

17

Statement of Assets and Liabilities (unaudited) – continued

Class A shares
Net assets	$2,231,610,260
Shares outstanding	98,713,282
Net asset value per share		$22.61
Offering price per share (100 / 94.25 × net asset value per share)		$23.99
Class B shares
Net assets	$224,185,569
Shares outstanding	10,314,061
Net asset value and offering price per share		$21.74
Class C shares
Net assets	$347,755,076
Shares outstanding	16,049,894
Net asset value and offering price per share		$21.67
Class I shares
Net assets	$893,280,795
Shares outstanding	38,556,918
Net asset value, offering price, and redemption price per share		$23.17
Class R shares
Net assets	$29,215,999
Shares outstanding	1,298,678
Net asset value, offering price, and redemption price per share		$22.50
Class R1 shares
Net assets	$3,100,448
Shares outstanding	145,266
Net asset value, offering price, and redemption price per share		$21.34
Class R2 shares
Net assets	$2,113,139
Shares outstanding	98,388
Net asset value, offering price, and redemption price per share		$21.48
Class R3 shares
Net assets	$36,512,808
Shares outstanding	1,646,769
Net asset value, offering price, and redemption price per share		$22.17
Class R4 shares
Net assets	$22,300,430
Shares outstanding	988,997
Net asset value, offering price, and redemption price per share		$22.55

18

Statement of Assets and Liabilities (unaudited) – continued

Class R5 shares
Net assets	$17,396,527
Shares outstanding	768,888
Net asset value, offering price, and redemption price per share		$22.63
Class 529A shares
Net assets	$3,204,612
Shares outstanding	143,401
Net asset value per share		$22.35
Offering price per share (100 / 94.25 × net asset value per share)		$23.71
Class 529B shares
Net assets	$860,781
Shares outstanding	40,406
Net asset value and offering price per share		$21.30
Class 529C shares
Net assets	$817,643
Shares outstanding	38,347
Net asset value and offering price per share		$21.32

(c)	Non-cash collateral is not included.

On sales of $50,000 or more, the offering prices of Class A and Class 529A shares are reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, Class C, Class 529B, and Class 529C shares.

See Notes to Financial Statements

19

Financial Statements

STATEMENT OF OPERATIONS

Six months ended 3/31/08 (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Net investment income
Income
Dividends	$35,065,766
Dividends from underlying funds	67,035
Interest	922,633
Foreign taxes withheld	(1,912,828)
Total investment income		$34,142,606
Expenses
Management fee	$20,059,010
Distribution and service fees	8,083,119
Program manager fees	6,437
Shareholder servicing costs	2,986,072
Administrative services fee	254,610
Retirement plan administration and services fees	36,650
Independent trustees’ compensation	23,796
Custodian fee	705,506
Shareholder communications	210,000
Auditing fees	28,285
Legal fees	29,377
Miscellaneous	224,865
Total expenses		$32,647,727
Fees paid indirectly	(6,654)
Reduction of expenses by investment adviser and distributor	(650,388)
Net expenses		$31,990,685
Net investment income		$2,151,921
Realized and unrealized gain (loss) on investments
Realized gain (loss) (identified cost basis)
Investment transactions	$274,904,037
Foreign currency transactions	(934,772)
Net realized gain (loss) on investments and foreign currency transactions		$273,969,265
Change in unrealized appreciation (depreciation)
Investments (net of $1,034,489 decrease in deferred country tax)	$(765,757,607)
Translation of assets and liabilities in foreign currencies	(119,666)
Net unrealized gain (loss) on investments and foreign currency translation		$(765,877,273)
Net realized and unrealized gain (loss) on investments and foreign currency		$(491,908,008)
Change in net assets from operations		$(489,756,087)

See Notes to Financial Statements

20

Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

	Six months ended 3/31/08	Year ended 9/30/07
Change in net assets	(unaudited)
From operations
Net investment income	$2,151,921	$38,638,575
Net realized gain (loss) on investments and foreign currency transactions	273,969,265	891,368,819
Net unrealized gain (loss) on investments and foreign currency translation	(765,877,273)	215,946,398
Change in net assets from operations	$(489,756,087)	$1,145,953,792
Distributions declared to shareholders
From net investment income
Class A	$(24,163,466)	$(22,091,946)
Class B	(376,544)	(460,593)
Class C	(772,620)	(918,618)
Class I	(11,893,368)	(9,199,175)
Class R	(214,881)	(294,678)
Class R1	(16,669)	(4,147)
Class R2	(15,660)	(9,919)
Class R3	(275,619)	(172,957)
Class R4	(214,335)	(86,964)
Class R5	(220,734)	(186,371)
Class 529A	(21,867)	(16,567)
Class 529B	(837)	(1,500)
Class 529C	(611)	(247)
From net realized gain on investments
Class A	(475,752,013)	(255,439,302)
Class B	(50,310,374)	(30,402,266)
Class C	(79,656,967)	(43,456,896)
Class I	(172,293,681)	(76,340,811)
Class R	(6,170,021)	(4,162,288)
Class R1	(668,584)	(129,106)
Class R2	(426,867)	(121,013)
Class R3	(7,439,660)	(2,570,447)
Class R4	(4,163,726)	(911,460)
Class R5	(3,542,386)	(1,620,424)
Class 529A	(610,379)	(267,877)
Class 529B	(181,931)	(75,974)
Class 529C	(164,118)	(71,625)
Total distributions declared to shareholders	$(839,567,918)	$(449,013,171)

21

Statements of Changes in Net Assets – continued

	Six months ended 3/31/08	Year ended 9/30/07
	(unaudited)
Change in net assets from fund share transactions	$299,873,000	$(125,213,814)
Redemption fees	$—	$21,900
Total change in net assets	$(1,029,451,005)	$571,748,707
Net assets
At beginning of period	4,841,805,092	4,270,056,385
At end of period (including undistributed net investment income of $930,412 and $36,965,702, respectively)	$3,812,354,087	$4,841,805,092

See Notes to Financial Statements

22

Financial Statements

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended 3/31/08 (unaudited)		Years ended 9/30
Class A			2007	2006	2005	2004	2003

Net asset value, beginning of period	$30.87		$26.64	$24.15	$19.62	$15.48	$11.82
Income (loss) from investment operations
Net investment income (d)	$0.02		$0.25	$0.20	$0.11	$0.07	$0.07
Net realized and unrealized gain (loss) on investments and foreign currency	(2.78)		6.84	4.07	5.54	4.18	3.59
Total from investment operations	$(2.76)		$7.09	$4.27	$5.65	$4.25	$3.66
Less distributions declared to shareholders
From net investment income	$(0.27)		$(0.23)	$(0.13)	$—	$(0.01)	$—
From net realized gain on investments	(5.23)		(2.63)	(1.65)	(1.12)	(0.10)	—
Total distributions declared to shareholders	$(5.50)		$(2.86)	$(1.78)	$(1.12)	$(0.11)	$—
Redemption fees added to paid-in capital (d)	$—		$0.00 (w)	$0.00 (w)	$0.00 (w)	$0.00 (w)	$—
Net asset value, end of period	$22.61		$30.87	$26.64	$24.15	$19.62	$15.48
Total return (%) (r)(s)(t)	(10.39	)(n)	28.17	18.69	29.77	27.55	31.08
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.49	(a)	1.51	1.55	1.61	1.63	1.81
Expenses after expense reductions (f)	1.44	(a)	1.46	1.55	1.61	1.63	1.62
Net investment income	0.14	(a)	0.88	0.77	0.49	0.38	0.51
Portfolio turnover	35		67	68	55	61	88
Net assets at end of period (000 Omitted)	$2,231,610		$2,891,693	$2,635,185	$1,984,799	$1,033,312	$371,042

See Notes to Financial Statements

23

Financial Highlights – continued

	Six months ended 3/31/08 (unaudited)		Years ended 9/30
Class B			2007	2006	2005	2004	2003

Net asset value, beginning of period	$29.76		$25.77	$23.44	$19.19	$15.23	$11.70
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.07)		$0.05	$0.03	$(0.04)	$(0.05)	$(0.02)
Net realized and unrealized gain (loss) on investments and foreign currency	(2.68)		6.61	3.95	5.41	4.11	3.55
Total from investment operations	$(2.75)		$6.66	$3.98	$5.37	$4.06	$3.53
Less distributions declared to shareholders
From net investment income	$(0.04)		$(0.04)	$—	$—	$—	$—
From net realized gain on investments	(5.23)		(2.63)	(1.65)	(1.12)	(0.10)	—
Total distributions declared to shareholders	$(5.27)		$(2.67)	$(1.65)	$(1.12)	$(0.10)	$—
Redemption fees added to paid-in capital (d)	$—		$0.00 (w)	$0.00 (w)	$0.00 (w)	$0.00 (w)	$—
Net asset value, end of period	$21.74		$29.76	$25.77	$23.44	$19.19	$15.23
Total return (%) (r)(s)(t)	(10.71	)(n)	27.30	17.92	28.94	26.73	30.17
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	2.14	(a)	2.16	2.20	2.26	2.28	2.46
Expenses after expense reductions (f)	2.14	(a)	2.16	2.20	2.26	2.28	2.27
Net investment income (loss)	(0.57	)(a)	0.16	0.10	(0.21)	(0.28)	(0.17)
Portfolio turnover	35		67	68	55	61	88
Net assets at end of period (000 Omitted)	$224,186		$301,724	$311,077	$277,244	$186,920	$84,767

See Notes to Financial Statements

24

Financial Highlights – continued

	Six months ended 3/31/08 (unaudited)		Years ended 9/30
Class C			2007	2006	2005	2004	2003

Net asset value, beginning of period	$29.69		$25.74	$23.41	$19.17	$15.22	$11.69
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.07)		$0.05	$0.03	$(0.04)	$(0.05)	$(0.02)
Net realized and unrealized gain (loss) on investments and foreign currency	(2.67)		6.59	3.95	5.40	4.10	3.55
Total from investment operations	$(2.74)		$6.64	$3.98	$5.36	$4.05	$3.53
Less distributions declared to shareholders
From net investment income	$(0.05)		$(0.06)	$(0.00)	$—	$—	$—
From net realized gain on investments	(5.23)		(2.63)	(1.65)	(1.12)	(0.10)	—
Total distributions declared to shareholders	$(5.28)		$(2.69)	$(1.65)	$(1.12)	$(0.10)	$—
Redemption fees added to paid-in capital (d)	$—		$0.00 (w)	$0.00 (w)	$0.00 (w)	$0.00 (w)	$—
Net asset value, end of period	$21.67		$29.69	$25.74	$23.41	$19.17	$15.22
Total return (%) (r)(s)(t)	(10.70	)(n)	27.24	17.96	28.92	26.69	30.20
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	2.14	(a)	2.16	2.20	2.26	2.28	2.46
Expenses after expense reductions (f)	2.14	(a)	2.16	2.20	2.26	2.28	2.27
Net investment income (loss)	(0.58	)(a)	0.18	0.11	(0.17)	(0.26)	(0.17)
Portfolio turnover	35		67	68	55	61	88
Net assets at end of period (000 Omitted)	$347,755		$472,596	$435,798	$339,331	$189,941	$69,101

See Notes to Financial Statements

25

Financial Highlights – continued

	Six months ended 3/31/08 (unaudited)		Years ended 9/30
Class I			2007	2006	2005	2004	2003

Net asset value, beginning of period	$31.55		$27.18	$24.59	$19.89	$15.65	$11.91
Income (loss) from investment operations
Net investment income (d)	$0.06		$0.35	$0.29	$0.19	$0.14	$0.12
Net realized and unrealized gain (loss) on investments and foreign currency	(2.85)		6.97	4.14	5.63	4.23	3.62
Total from investment operations	$(2.79)		$7.32	$4.43	$5.82	$4.37	$3.74
Less distributions declared to shareholders
From net investment income	$(0.36)		$(0.32)	$(0.19)	$—	$(0.03)	$—
From net realized gain on investments	(5.23)		(2.63)	(1.65)	(1.12)	(0.10)	—
Total distributions declared to shareholders	$(5.59)		$(2.95)	$(1.84)	$(1.12)	$(0.13)	$—
Redemption fees added to paid-in capital (d)	$—		$0.00 (w)	$0.00 (w)	$0.00 (w)	$0.00 (w)	$—
Net asset value, end of period	$23.17		$31.55	$27.18	$24.59	$19.89	$15.65
Total return (%) (r)(s)	(10.26	)(n)	28.54	19.09	30.24	28.05	31.40
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.14	(a)	1.16	1.20	1.26	1.29	1.46
Expenses after expense reductions (f)	1.14	(a)	1.16	1.20	1.26	1.29	1.27
Net investment income	0.48	(a)	1.19	1.11	0.87	0.75	0.89
Portfolio turnover	35		67	68	55	61	88
Net assets at end of period (000 Omitted)	$893,281		$1,040,477	$791,709	$515,202	$232,247	$69,214

See Notes to Financial Statements

26

Financial Highlights – continued

	Six months ended 3/31/08 (unaudited)		Years ended 9/30
Class R			2007	2006	2005	2004	2003 (i)

Net asset value, beginning of period	$30.69		$26.51	$24.05	$19.57	$15.47	$12.22
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.01)		$0.19	$0.15	$0.08	$0.06	$0.04
Net realized and unrealized gain (loss) on investments and foreign currency	(2.77)		6.81	4.07	5.52	4.16	3.21
Total from investment operations	$(2.78)		$7.00	$4.22	$5.60	$4.22	$3.25
Less distributions declared to shareholders
From net investment income	$(0.18)		$(0.19)	$(0.11)	$—	$(0.02)	$—
From net realized gain on investments	(5.23)		(2.63)	(1.65)	(1.12)	(0.10)	—
Total distributions declared to shareholders	$(5.41)		$(2.82)	$(1.76)	$(1.12)	$(0.12)	$—
Redemption fees added to paid-in capital (d)	$—		$0.00 (w)	$0.00 (w)	$0.00 (w)	$0.00 (w)	$—
Net asset value, end of period	$22.50		$30.69	$26.51	$24.05	$19.57	$15.47
Total return (%) (r)(s)	(10.48	)(n)	27.92	18.54	29.58	27.40	26.60	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.64	(a)	1.66	1.70	1.76	1.79	1.96	(a)
Expenses after expense reductions (f)	1.64	(a)	1.66	1.70	1.76	1.79	1.77	(a)
Net investment income (loss)	(0.05	)(a)	0.67	0.61	0.37	0.34	0.44	(a)
Portfolio turnover	35		67	68	55	61	88
Net assets at end of period (000 Omitted)	$29,216		$39,655	$42,498	$29,525	$12,683	$1,596

See Notes to Financial Statements

27

Financial Highlights – continued

	Six months ended 3/31/08 (unaudited)		Years ended 9/30
Class R1			2007	2006	2005 (i)

Net asset value, beginning of period	$29.42		$25.58	$23.43	$21.18
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.08)		$0.05	$0.01	$0.00	(w)
Net realized and unrealized gain (loss) on investments and foreign currency	(2.64)		6.50	3.93	2.25	(g)
Total from investment operations	$(2.72)		$6.55	$3.94	$2.25
Less distributions declared to shareholders
From net investment income	$(0.13)		$(0.08)	$(0.14)	$—
From net realized gain on investments	(5.23)		(2.63)	(1.65)	—
Total distributions declared to shareholders	$(5.36)		$(2.71)	$(1.79)	$—
Redemption fees added to paid-in capital (d)	$—		$0.00 (w)	$0.00 (w)	$0.00	(w)
Net asset value, end of period	$21.34		$29.42	$25.58	$23.43
Total return (%) (r)(s)	(10.76	)(n)	27.10	17.83	10.62	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	2.23	(a)	2.30	2.40	2.47	(a)
Expenses after expense reductions (f)	2.23	(a)	2.26	2.30	2.47	(a)
Net investment income (loss)	(0.63	)(a)	0.17	0.05	0.01	(a)
Portfolio turnover	35		67	68	55
Net assets at end of period (000 Omitted)	$3,100		$3,413	$1,287	$192

See Notes to Financial Statements

28

Financial Highlights – continued

	Six months ended 3/31/08 (unaudited)		Years ended 9/30
Class R2			2007	2006	2005 (i)

Net asset value, beginning of period	$29.57		$25.73	$23.46	$21.18
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.02)		$0.12	$0.06	$0.03
Net realized and unrealized gain (loss) on investments and foreign currency	(2.65)		6.57	3.98	2.25	(g)
Total from investment operations	$(2.67)		$6.69	$4.04	$2.28
Less distributions declared to shareholders
From net investment income	$(0.19)		$(0.22)	$(0.12)	$—
From net realized gain on investments	(5.23)		(2.63)	(1.65)	—
Total distributions declared to shareholders	$(5.42)		$(2.85)	$(1.77)	$—
Redemption fees added to paid-in capital (d)	$—		$0.00 (w)	$0.00 (w)	$0.00	(w)
Net asset value, end of period	$21.48		$29.57	$25.73	$23.46
Total return (%) (r)(s)	(10.51	)(n)	27.56	18.25	10.76	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.77	(a)	1.97	2.10	2.17	(a)
Expenses after expense reductions (f)	1.77	(a)	1.91	1.95	2.17	(a)
Net investment income (loss)	(0.13	)(a)	0.43	0.26	0.33	(a)
Portfolio turnover	35		67	68	55
Net assets at end of period (000 Omitted)	$2,113		$2,185	$878	$170

See Notes to Financial Statements

29

Financial Highlights – continued

	Six months ended 3/31/08 (unaudited)		Years ended 9/30
Class R3			2007	2006	2005	2004 (i)

Net asset value, beginning of period	$30.35		$26.27	$23.91	$19.51	$16.95
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.01)		$0.16	$0.14	$0.10	$(0.11)
Net realized and unrealized gain (loss) on investments and foreign currency	(2.75)		6.73	4.01	5.42	2.80
Total from investment operations	$(2.76)		$6.89	$4.15	$5.52	$2.69
Less distributions declared to shareholders
From net investment income	$(0.19)		$(0.18)	$(0.14)	$—	$(0.03)
From net realized gain on investments	(5.23)		(2.63)	(1.65)	(1.12)	(0.10)
Total distributions declared to shareholders	$(5.42)		$(2.81)	$(1.79)	$(1.12)	$(0.13)
Redemption fees added to paid-in capital (d)	$—		$0.00 (w)	$0.00 (w)	$0.00 (w)	$0.00	(w)
Net asset value, end of period	$22.17		$30.35	$26.27	$23.91	$19.51
Total return (%) (r)(s)	(10.54	)(n)	27.75	18.36	29.25	15.99	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.72	(a)	1.85	1.95	2.01	2.05	(a)
Expenses after expense reductions (f)	1.72	(a)	1.81	1.85	2.01	2.05	(a)
Net investment income (loss)	(0.10	)(a)	0.57	0.54	0.44	(0.70	)(a)
Portfolio turnover	35		67	68	55	61
Net assets at end of period (000 Omitted)	$36,513		$40,709	$23,313	$4,468	$259

See Notes to Financial Statements

30

Financial Highlights – continued

	Six months ended 3/31/08 (unaudited)		Years ended 9/30
Class R4			2007	2006	2005 (i)

Net asset value, beginning of period	$30.82		$26.64	$24.15	$21.75
Income (loss) from investment operations
Net investment income (d)	$0.02		$0.24	$0.21	$0.12
Net realized and unrealized gain (loss) on investments and foreign currency	(2.79)		6.82	4.06	2.28	(g)
Total from investment operations	$(2.77)		$7.06	$4.27	$2.40
Less distributions declared to shareholders
From net investment income	$(0.27)		$(0.25)	$(0.13)	$—
From net realized gain on investments	(5.23)		(2.63)	(1.65)	—
Total distributions declared to shareholders	$(5.50)		$(2.88)	$(1.78)	$—
Redemption fees added to paid-in capital (d)	$—		$0.00(w )	$0.00 (w)	$0.00	(w)
Net asset value, end of period	$22.55		$30.82	$26.64	$24.15
Total return (%) (r)(s)	(10.43	)(n)	28.08	18.71	11.03	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.47	(a)	1.56	1.59	1.68	(a)
Expenses after expense reductions (f)	1.47	(a)	1.56	1.59	1.68	(a)
Net investment income	0.19	(a)	0.84	0.80	1.11	(a)
Portfolio turnover	35		67	68	55
Net assets at end of period (000 Omitted)	$22,300		$21,806	$8,192	$56

See Notes to Financial Statements

31

Financial Highlights – continued

	Six months ended 3/31/08 (unaudited)		Years ended 9/30
Class R5			2007	2006	2005 (i)

Net asset value, beginning of period	$30.92		$26.70	$24.19	$21.75
Income (loss) from investment operations
Net investment income (d)	$0.05		$0.34	$0.14	$0.16
Net realized and unrealized gain (loss) on investments and foreign currency	(2.78)		6.81	4.20	2.28	(g)
Total from investment operations	$(2.73)		$7.15	$4.34	$2.44
Less distributions declared to shareholders
From net investment income	$(0.33)		$(0.30)	$(0.18)	$—
From net realized gain on investments	(5.23)		(2.63)	(1.65)	—
Total distributions declared to shareholders	$(5.56)		$(2.93)	$(1.83)	$—
Redemption fees added to paid-in capital (d)	$—		$0.00 (w)	$0.00 (w)	$0.00	(w)
Net asset value, end of period	$22.63		$30.92	$26.70	$24.19
Total return (%) (r)(s)	(10.28	)(n)	28.42	19.00	11.22	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.19	(a)	1.26	1.30	1.37	(a)
Expenses after expense reductions (f)	1.19	(a)	1.26	1.30	1.37	(a)
Net investment income	0.40	(a)	1.13	0.52	1.41	(a)
Portfolio turnover	35		67	68	55
Net assets at end of period (000 Omitted)	$17,397		$22,080	$16,063	$56

See Notes to Financial Statements

32

Financial Highlights – continued

	Six months ended 3/31/08 (unaudited)		Years ended 9/30
Class 529A			2007	2006	2005	2004	2003

Net asset value, beginning of period	$30.54		$26.40	$23.97	$19.52	$15.43	$11.81
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.01)		$0.17	$0.13	$0.05	$0.03	$0.07
Net realized and unrealized gain (loss) on investments and foreign currency	(2.76)		6.76	4.04	5.52	4.16	3.55
Total from investment operations	$(2.77)		$6.93	$4.17	$5.57	$4.19	$3.62
Less distributions declared to shareholders
From net investment income	$(0.19)		$(0.16)	$(0.09)	$—	$—	$—
From net realized gain on investments	(5.23)		(2.63)	(1.65)	(1.12)	(0.10)	—
Total distributions declared to shareholders	$(5.42)		$(2.79)	$(1.74)	$(1.12)	$(0.10)	$—
Redemption fees added to paid-in capital (d)	$—		$0.00 (w)	$0.00 (w)	$0.00 (w)	$0.00 (w)	$—
Net asset value, end of period	$22.35		$30.54	$26.40	$23.97	$19.52	$15.43
Total return (%) (r)(s)(t)	(10.53	)(n)	27.78	18.38	29.50	27.23	30.76
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.74	(a)	1.76	1.80	1.86	1.88	2.06
Expenses after expense reductions (f)	1.74	(a)	1.76	1.80	1.86	1.88	1.87
Net investment income (loss)	(0.10	)(a)	0.58	0.52	0.25	0.16	0.50
Portfolio turnover	35		67	68	55	61	88
Net assets at end of period (000 Omitted)	$3,205		$3,566	$2,642	$1,731	$806	$297

See Notes to Financial Statements

33

Financial Highlights – continued

	Six months ended 3/31/08		Years ended 9/30
Class 529B			2007	2006	2005	2004	2003
	(unaudited)
Net asset value, beginning of period	$29.29		$25.48	$23.25	$19.09	$15.19	$11.70
Income (loss) from investment operations
Net investment loss (d)	$(0.10)		$(0.01)	$(0.03)	$(0.09)	$(0.09)	$(0.05)
Net realized and unrealized gain (loss) on investments and foreign currency	(2.64)		6.50	3.91	5.37	4.09	3.54
Total from investment operations	$(2.74)		$6.49	$3.88	$5.28	$4.00	$3.49
Less distributions declared to shareholders
From net investment income	$(0.02)		$(0.05)	$—	$—	$—	$—
From net realized gain on investments	(5.23)		(2.63)	(1.65)	(1.12)	(0.10)	—
Total distributions declared to shareholders	$(5.25)		$(2.68)	$(1.65)	$(1.12)	$(0.10)	$—
Redemption fees added to paid-in capital (d)	$—		$0.00 (w)	$0.00 (w)	$0.00 (w)	$0.00 (w)	$—
Net asset value, end of period	$21.30		$29.29	$25.48	$23.25	$19.09	$15.19
Total return (%) (r)(s)(t)	(10.84	)(n)	26.93	17.62	28.61	26.41	29.83
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	2.39	(a)	2.41	2.45	2.50	2.53	2.71
Expenses after expense reductions (f)	2.39	(a)	2.41	2.45	2.50	2.53	2.52
Net investment loss	(0.78	)(a)	(0.04)	(0.10)	(0.44)	(0.52)	(0.39)
Portfolio turnover	35		67	68	55	61	88
Net assets at end of period (000 Omitted)	$861		$1,007	$727	$297	$172	$70

See Notes to Financial Statements

34

Financial Highlights – continued

	Six months ended 3/31/08		Years ended 9/30
Class 529C			2007	2006	2005	2004	2003
	(unaudited)
Net asset value, beginning of period	$29.31		$25.45	$23.22	$19.07	$15.17	$11.69
Income (loss) from investment operations
Net investment loss (d)	$(0.09)		$(0.02)	$(0.04)	$(0.08)	$(0.09)	$(0.01)
Net realized and unrealized gain (loss) on investments and foreign currency	(2.65)		6.52	3.92	5.35	4.09	3.49
Total from investment operations	$(2.74)		$6.50	$3.88	$5.27	$4.00	$3.48
Less distributions declared to shareholders
From net investment income	$(0.02)		$(0.01)	$—	$—	$—	$—
From net realized gain on investments	(5.23)		(2.63)	(1.65)	(1.12)	(0.10)	—
Total distributions declared to shareholders	$(5.25)		$(2.64)	$(1.65)	$(1.12)	$(0.10)	$—
Redemption fees added to paid-in capital (d)	$—		$0.00 (w)	$0.00 (w)	$0.00 (w)	$0.00 (w)	$—
Net asset value, end of period	$21.32		$29.31	$25.45	$23.22	$19.07	$15.17
Total return (%) (r)(s)(t)	(10.85	)(n)	26.97	17.64	28.58	26.44	29.88
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	2.39	(a)	2.41	2.45	2.50	2.53	2.71
Expenses after expense reductions (f)	2.39	(a)	2.41	2.45	2.50	2.53	2.52
Net investment loss	(0.76	)(a)	(0.06)	(0.14)	(0.39)	(0.50)	(0.09)
Portfolio turnover	35		67	68	55	61	88
Net assets at end of period (000 Omitted)	$818		$895	$688	$504	$252	$102

(a)	Annualized.
(d)	Per share data are based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(g)	The per share amount is not in accordance with the net realized and unrealized gain/loss for the period because of the timing of sales of fund shares and the per share amount of realized and unrealized gains and losses at such time.
(i)	For the period from the class’ inception, December 31, 2002 (Class R), October 31, 2003 (Class R3) and April 1, 2005 (Classes R1, R2, R4, and R5) through the stated period end.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(w)	Per share amount was less than $0.01.

See Notes to Financial Statements

35

NOTES TO FINANCIAL STATEMENTS

(unaudited)

(1)	Business and Organization

MFS International New Discovery Fund (the fund) is a series of MFS Series Trust V (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

(2)	Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The fund can invest in foreign securities, including securities of emerging market issuers. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s legal, political, and economic environment. The markets of emerging markets countries are generally more volatile than the markets of developed countries with more mature economies. All of the risks of investing in foreign securities previously described are heightened when investing in emerging markets countries.

Investment Valuations – Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as reported by an independent pricing service on the market or exchange on which they are primarily traded. For securities for which there were no sales reported that day, equity securities are generally valued at the last quoted daily bid quotation as reported by an independent pricing service on the market or exchange on which they are primarily traded. For securities held short for which there were no sales reported for the day, the position is generally valued at the last quoted daily ask quotation as reported by an independent pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from an independent pricing service may also be valued at a broker-dealer bid quotation. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates reported by an independent pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any

36

Notes to Financial Statements (unaudited) – continued

fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from independent pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Forward foreign currency contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates reported by an independent pricing service for proximate time periods. The adviser may rely on independent pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of investments used to determine the fund’s net asset value may differ from quoted or published prices for the same investments.

In September 2006, FASB Statement No. 157, Fair Value Measurements (the “Statement”) was issued, and is effective for fiscal years beginning after November 15, 2007 and for all interim periods within those fiscal years. This Statement provides a single definition of fair value, a hierarchy for measuring fair value and expanded disclosures about fair value measurements. Management is evaluating the application of the Statement to the fund, and believes the impact will be limited to expanded disclosures resulting from the adoption of this Statement in the fund’s financial statements.

Repurchase Agreements – The fund may enter into repurchase agreements with institutions that the fund’s investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. The fund requires that the securities collateral in a repurchase transaction be transferred to a custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. The fund monitors,

37

Notes to Financial Statements (unaudited) – continued

on a daily basis, the value of the collateral to ensure that its value, including accrued interest, is greater than amounts owed to the fund under each such repurchase agreement.

Foreign Currency Translation – Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

In March 2008, FASB Statement No. 161, Disclosures about Derivative Instruments and Hedging Activities (the “Standard”) was issued, and is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008. This Standard provides enhanced disclosures about the fund’s use of and accounting for derivative instruments and the effect of derivative instruments on the fund’s results of operations and financial position. Management is evaluating the application of the Standard to the fund, and has not at this time determined the impact, if any, resulting from the adoption of this Standard on the fund’s financial statements.

Security Loans – JPMorgan Chase and Co. (“Chase”), as lending agent, may loan the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund. The loans are collateralized at all times by cash and/or U.S. Treasury and federal agency obligations in an amount at least equal to the market value of the securities loaned. Security lending activity through Chase is further collateralized by an irrevocable standby letter of credit. Chase provides the fund with indemnification against Borrower default. The fund bears the risk of loss with respect to the investment of cash collateral. On loans collateralized by cash, the cash collateral is invested in short-term securities. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. Treasury and/or federal agency obligations, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Net income from securities lending is included in interest income on the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income.

38

Notes to Financial Statements (unaudited) – continued

At March 31, 2008, the value of securities loaned was $304,199,427. These loans were collateralized by cash of $253,795,722 and U.S. Treasury obligations of $62,235,768.

Indemnifications – Under the fund’s organizational documents, its officers and trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date. The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Fees Paid Indirectly – The fund’s custody fee may be reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. This amount, for the six months ended March 31, 2008, is shown as a reduction of total expenses on the Statement of Operations.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund adopted the provisions of FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes (“the Interpretation”) on the first day of the fund’s fiscal year. The Interpretation prescribes a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. There was no impact resulting from the adoption of this Interpretation on the fund’s financial statements. Each of the fund’s federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service. It is the fund’s policy to record

39

Notes to Financial Statements (unaudited) – continued

interest and penalty charges on underpaid taxes associated with its tax positions as interest expense and miscellaneous expense, respectively. No such charges were recorded in the current financial statements. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily related to passive foreign investment companies, wash sale loss deferrals, foreign currency transactions, and treating a portion of the proceeds from redemptions as a distribution for tax purposes.

The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders is as follows:

9/30/07
Ordinary income (including any short-term capital gains)	$93,088,775
Long-term capital gain	355,924,396
Total distributions	$449,013,171

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 3/31/08
Cost of investments	$3,793,459,052
Gross appreciation	528,766,392
Gross depreciation	(270,589,291)
Net unrealized appreciation (depreciation)	$258,177,101

As of 9/30/07
Undistributed ordinary income	$191,085,201
Undistributed long-term capital gain	542,275,719
Other temporary differences	(1,373,546)
Net unrealized appreciation (depreciation)	1,024,969,197

The aggregate cost above includes prior fiscal year end tax adjustments.

40

Notes to Financial Statements (unaudited) – continued

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution and service fees. All shareholders bear the common expenses of the fund based on daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B and Class 529B shares will convert to Class A and Class 529A shares, respectively, approximately eight years after purchase.

(3)	Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with Massachusetts Financial Services Company (MFS) to provide overall investment management and related administrative services and facilities to the fund.

The management fee is computed daily and paid monthly at the following annual rates:

First $500 million of average daily net assets	0.975%
Average daily net assets in excess of $500 million	0.925%

The investment adviser has agreed in writing to reduce its management fee to 0.85% of average daily net assets in excess of $5 billion. This written agreement may be rescinded only upon consent of the fund’s Board of Trustees. For the six months ended March 31, 2008, the fund’s average daily net assets did not exceed $5 billion and therefore, the management fee was not reduced.

The management fee incurred for the six months ended March 31, 2008 was equivalent to an annual effective rate of 0.93% of the fund’s average daily net assets.

The investment adviser has agreed in writing to pay a portion of the fund’s operating expenses, exclusive of management, distribution and service, program manager, and certain other fees and expenses, such that operating expenses do not exceed 0.40% annually of the fund’s average daily net assets. This written agreement will continue through January 31, 2009 unless changed or rescinded by the fund’s Board of Trustees. For the six months ended March 31, 2008, the funds actual operating expenses did not exceed the limit and therefore, the investment adviser did not pay any portion of the fund’s expenses.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $25,888 and $1,120 for the six months ended March 31, 2008, as its portion of the initial sales charge on sales of Class A and Class 529A shares of the fund, respectively.

The Board of Trustees has adopted a distribution plan for certain class shares pursuant to Rule 12b-1 of the Investment Company Act of 1940.

41

Notes to Financial Statements (unaudited) – continued

The fund’s distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Distribution Plan Fee Table:

	Distribution Fee Rate	Service Fee Rate	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	0.10%	0.25%	0.35%	0.30%	$4,482,786
Class B	0.75%	0.25%	1.00%	1.00%	1,306,520
Class C	0.75%	0.25%	1.00%	1.00%	2,048,952
Class R	0.25%	0.25%	0.50%	0.50%	$82,684
Class R1	0.75%	0.25%	1.00%	0.79%	13,456
Class R2	0.25%	0.25%	0.50%	0.50%	5,630
Class R3	0.25%	0.25%	0.50%	0.50%	99,612
Class R4	—	0.25%	0.25%	0.25%	28,642
Class 529A	0.25%	0.25%	0.50%	0.35%	5,870
Class 529B	0.75%	0.25%	1.00%	1.00%	4,680
Class 529C	0.75%	0.25%	1.00%	1.00%	4,287
Total Distribution and Service Fees					$8,083,119

(d)	In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees up to these annual percentage rates of each class’ average daily net assets.
(e)	The annual effective rates represent actual fees incurred under the distribution plan for the six months ended March 31, 2008 based on each class’ average daily net assets. 0.05% of the Class A distribution fee is currently being waived under a written waiver arrangement until such time as the fund is available for sale to new investors. For the six months ended March 31, 2008 this waiver amounted to $640,406 and is reflected as a reduction of total expenses on the Statement of Operations. 0.10% of the Class 529A distribution fee is currently being paid by the fund. Payment of the remaining 0.15% of the Class 529A distribution fee is not yet in effect and will be implemented on such date as the fund’s Board of Trustees may determine. Effective March 1, 2008, the distribution fee rate for Class R1 shares increased from 0.50% to 0.75%.

Certain Class A, Class C and Class 529C shares are subject to a contingent deferred sales charge in the event of a shareholder redemption within 12 months of purchase. Class B and Class 529B shares are subject to a contingent deferred sales charge in the event of a shareholder redemption within six years of purchase. All contingent deferred sales charges are paid to MFD and during the six months ended March 31, 2008, were as follows:

Amount
Class A	$593
Class B	$165,309
Class C	$9,487
Class 529B	$44
Class 529C	$—

42

Notes to Financial Statements (unaudited) – continued

The fund has entered into and may from time to time enter into contracts with program managers and other parties which administer the tuition programs through which an investment in the fund’s 529 share classes is made. The fund has entered into an agreement with MFD pursuant to which MFD receives an annual fee of up to 0.35% of the average daily net assets attributable to each 529 share class. The fee is based on average daily net assets and is currently established at 0.25% annually of average daily net assets of the fund’s 529 share classes. Effective April 1, 2008, the fee will be 0.10%. The fee may only be increased with the approval of the Board of Trustees who oversees the fund. The services provided by MFD, or a third party with which MFD contracts, include recordkeeping and tax reporting and account services, as well as services designed to maintain the program’s compliance with the Internal Revenue Code and other regulatory requirements. Program manager fees for the six months ended March 31, 2008, were as follows:

Amount
Class 529A	$4,193
Class 529B	1,171
Class 529C	1,073
Total Program Manager Fees	$6,437

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund’s Board of Trustees. For the six months ended March 31, 2008, the fee was $626,377, which equated to 0.0291% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. For the six months ended March 31, 2008, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $1,913,806.

Under a Special Servicing Agreement among MFS, each MFS fund which invests in other MFS funds (“MFS fund-of-funds”) and each underlying fund in which a MFS fund-of-funds invests (“underlying funds”), each underlying fund may pay a portion of each MFS fund-of-fund’s transfer agent-related expenses, including sub-accounting fees payable to financial intermediaries, to the extent such payments do not exceed the benefits realized or expected to be realized by the underlying fund from the investment in the underlying fund by the MFS fund-of-fund. For the six months ended March 31, 2008, these costs for the fund amounted to $445,889 and are reflected in the shareholder servicing costs on the Statement of Operations.

43

Notes to Financial Statements (unaudited) – continued

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund partially reimburses MFS the costs incurred to provide these services. The fund is charged a fixed amount plus a fee based on average daily net assets. The fund’s annual fixed amount is $17,500.

The administrative services fee incurred for the six months ended March 31, 2008 was equivalent to an annual effective rate of 0.0118% of the fund’s average daily net assets.

In addition to the administrative services provided by MFS to the fund as described above, MFS is responsible for providing certain retirement plan administration and services with respect to certain shares. These services include various administrative, recordkeeping, and communication/educational services with respect to the retirement plans which invest in these shares, and may be provided directly by MFS or by a third party. MFS may subsequently pay all, or a portion, of the retirement plan administration and services fee to affiliated or unaffiliated third parties. For the six months ended March 31, 2008, the fund paid MFS an annual retirement plan administration and services fee up to the following annual percentage rates of each class’ average daily net assets:

	Beginning of period through 12/31/07	Effective 1/01/08	Effective 3/01/08	Annual Effective Rate (g)	Total Amount
Class R1	0.35%	0.35%	—	0.30%	$5,084
Class R2	0.25%	—	—	0.13%	1,475
Class R3	0.15%	—	—	0.08%	15,941
Class R4	0.15%	—	—	0.08%	8,787
Class R5	0.10%	—	—	0.06%	5,363
Total Retirement Plan Administration and Services Fees					$36,650

(g)	Effective January 1, 2008, the annual retirement plan administration and services fee was eliminated for Class R2, Class R3, Class R4, and Class R5 shares. Effective March 1, 2008, the annual retirement plan administration and services fee was eliminated for Class R1 shares.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and trustees of the fund are officers or directors of MFS, MFD, and MFSC. The fund has an unfunded retirement benefit deferral plan for certain independent trustees which resulted in a net decrease in expense of $2,837. This amount is included in independent trustees’ compensation for the six months ended March 31, 2008. The liability for deferred retirement benefits payable to certain independent trustees

44

Notes to Financial Statements (unaudited) – continued

amounted to $9,646 at March 31, 2008, and is included in payable for independent trustees’ compensation.

Other – This fund and certain other MFS funds (the funds) have entered into a services agreement (the Agreement) which provides for payment of fees by the funds to Tarantino LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) for the funds. The ICCO is an officer of the funds and the sole member of Tarantino LLC. The funds can terminate the Agreement with Tarantino LLC at any time under the terms of the Agreement. For the six months ended March 31, 2008, the fee paid by the fund to Tarantino LLC was $17,776 and is included in miscellaneous expense on the Statement of Operations. MFS has agreed to reimburse the fund for a portion of the payments made by the fund to Tarantino LLC in the amount of $9,982, which is shown as a reduction of total expenses in the Statement of Operations. Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO.

The fund may invest in a money market fund managed by MFS which seeks preservation of capital and current income. Income earned on this investment is included in dividends from underlying funds on the Statement of Operations. This money market fund does not pay a management fee to MFS.

(4)	Portfolio Securities

Purchases and sales of investments, other than U.S. government securities, purchased option transactions, and short-term obligations, aggregated $1,532,053,039 and $1,956,722,719, respectively.

(5)	Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 3/31/08		Year ended 9/30/07
	Shares	Amount	Shares	Amount
Shares sold
Class A	8,791,258	$236,259,864	16,344,141	$470,202,443
Class B	201,284	4,853,226	456,614	12,571,100
Class C	979,369	23,780,149	1,286,494	35,119,870
Class I	3,158,444	84,813,430	6,334,113	185,317,025
Class R	470,853	12,555,460	601,097	17,217,658
Class R1	41,299	1,079,587	130,850	3,569,322
Class R2	30,408	783,643	89,138	2,448,984
Class R3	297,594	7,876,426	970,524	27,255,114
Class R4	297,113	8,049,794	792,985	22,771,831
Class R5	336,222	8,421,050	670,834	19,513,380
Class 529A	10,117	246,852	18,480	528,662
Class 529B	1,180	30,307	4,731	129,935
Class 529C	3,327	81,844	5,721	157,233
	14,618,468	$388,831,632	27,705,722	$796,802,557

45

Notes to Financial Statements (unaudited) – continued

	Six months ended 3/31/08		Year ended 9/30/07
	Shares	Amount	Shares	Amount
Shares issued to shareholders in reinvestment of distributions
Class A	17,877,191	$439,600,186	9,070,962	$244,734,559
Class B	1,892,641	44,836,661	1,031,476	26,973,094
Class C	2,481,681	58,617,373	1,234,466	32,219,567
Class I	6,534,132	164,529,431	2,778,595	76,439,133
Class R	132,448	3,242,327	122,529	3,292,345
Class R1	29,448	685,253	5,149	133,253
Class R2	18,936	442,527	5,005	129,842
Class R3	318,691	7,690,022	102,719	2,732,308
Class R4	178,551	4,378,060	37,048	998,424
Class R5	621	15,264	270	7,295
Class 529A	25,986	632,246	10,629	284,444
Class 529B	7,864	182,767	3,003	77,474
Class 529C	7,082	164,729	2,786	71,872
	29,505,272	$725,016,846	14,404,637	$388,093,610
Shares reacquired
Class A	(21,623,165)	$(545,273,951)	(30,650,152)	$(884,151,747)
Class B	(1,918,754)	(45,875,461)	(3,418,584)	(94,855,064)
Class C	(3,326,793)	(78,512,470)	(3,538,099)	(98,403,931)
Class I	(4,111,840)	(106,714,290)	(5,265,412)	(152,664,062)
Class R	(596,797)	(16,192,319)	(1,034,329)	(29,875,533)
Class R1	(41,482)	(966,174)	(70,319)	(1,891,987)
Class R2	(24,861)	(587,730)	(54,367)	(1,470,917)
Class R3	(310,731)	(7,394,060)	(619,454)	(17,344,337)
Class R4	(194,279)	(4,951,804)	(429,918)	(12,307,026)
Class R5	(282,033)	(7,150,857)	(558,595)	(16,601,496)
Class 529A	(9,460)	(233,117)	(12,414)	(355,135)
Class 529B	(3,027)	(64,921)	(1,860)	(52,026)
Class 529C	(2,608)	(58,324)	(4,985)	(136,720)
	(32,445,830)	$(813,975,478)	(45,658,488)	$(1,310,109,981)
Net change
Class A	5,045,284	$130,586,099	(5,235,049)	$(169,214,745)
Class B	175,171	3,814,426	(1,930,494)	(55,310,870)
Class C	134,257	3,885,052	(1,017,139)	(31,064,494)
Class I	5,580,736	142,628,571	3,847,296	109,092,096
Class R	6,504	(394,532)	(310,703)	(9,365,530)
Class R1	29,265	798,666	65,680	1,810,588
Class R2	24,483	638,440	39,776	1,107,909
Class R3	305,554	8,172,388	453,789	12,643,085
Class R4	281,385	7,476,050	400,115	11,463,229
Class R5	54,810	1,285,457	112,509	2,919,179
Class 529A	26,643	645,981	16,695	457,971
Class 529B	6,017	148,153	5,874	155,383
Class 529C	7,801	188,249	3,522	92,385
	11,677,910	$299,873,000	(3,548,129)	$(125,213,814)

46

Notes to Financial Statements (unaudited) – continued

The fund is one of several mutual funds in which the MFS funds-of-funds may invest. The MFS funds-of-funds do not invest in the underlying MFS funds for the purpose of exercising management or control. At the end of the period, the MFS International Diversification Fund, MFS Growth Allocation Fund and MFS Aggressive Growth Allocation Fund were the owners of record of approximately 7%, 3% and 3%, respectively, of the value of outstanding voting shares.

In addition, the MFS Lifetime 2020 Fund, MFS Lifetime 2030 Fund and the MFS Lifetime 2040 Fund were each the owners of record of less than 1% of the value of outstanding voting shares.

(6)	Line of Credit

The fund and other funds managed by MFS participate in a $1 billion unsecured committed line of credit provided by a syndication of banks under a credit agreement. In addition, the fund and other funds managed by MFS have established uncommitted borrowing arrangements with certain banks. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the Federal Reserve funds rate plus 0.30%. In addition, a commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. For the six months ended March 31, 2008, the fund’s commitment fee and interest expense were $9,836 and $0, respectively, and are included in miscellaneous expense on the Statement of Operations.

(7)	Transactions in Underlying Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Affiliate	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	165,785,621	458,584,504	(592,832,624)	31,537,501

Affiliate	Realized Gain (Loss)	Capital Gain Distributions from Underlying Funds	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$67,035	$31,537,501

(8)	Subsequent Event

On April 18, 2008, Class R shares and Class R2 shares converted into Class R3 shares. After the conversion, Class R3, Class R4, and Class R5 were renamed Class R2, Class R3, and Class R4, respectively.

47

RESULTS OF SHAREHOLDER MEETING

(unaudited)

At a special meeting of shareholders of Class R1 shares of MFS International New Discovery Fund, which was held on February 15, 2008, the following actions were taken:

Item 1: To approve an amendment to the current Master Distribution Plan adopted to Rule 12b-1 under the Investment Company Act of 1940, as amended, with respect to Class R1 Shares of the Fund.

Number of Dollars
For	2,658,481.91
Against	0.00
Abstain	179,947.79

48

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

A discussion regarding the Board’s most recent review and renewal of the Fund’s investment advisory agreement is available by clicking on the fund’s name under “Select a fund” on the MFS Web site (mfs.com).

PROXY VOTING POLICIES AND INFORMATION

A general description of the MFS funds’ proxy voting policies and procedures is available without charge, upon request, by calling 1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. The fund’s Form N-Q is available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

A shareholder can also obtain the quarterly portfolio holdings report at mfs.com.

49

CONTACT US

Web site
mfs.com

MFS TALK
1-800-637-8255
24 hours a day

Account service and literature

Shareholders
1-800-225-2606
8 a.m. to 8 p.m. ET

Investment professionals
1-800-343-2829
8 a.m. to 8 p.m. ET

Retirement plan services
1-800-637-1255
8 a.m. to 8 p.m. ET

Mailing address
MFS Service Center, Inc.
P.O. Box 55824
Boston, MA
02205-5824

Overnight mail
MFS Service Center, Inc.
c/o Boston Financial Data Services
30 Dan Road
Canton, MA 02021-2809

Go paperless with **eDelivery**: Arrange to have MFS® send prospectuses, reports, and proxies directly to your e-mail inbox. You'll get timely information and less clutter in your mailbox (not to mention help your fund save printing and postage costs).

Sign up: If your account is registered with us, simply go to **mfs.com**, log in to your account via MFS® Access, and select the eDelivery sign up options.

If you own your MFS fund shares through a financial institution or a retirement plan, MFS® TALK, MFS Access, and eDelivery may not be available to you.

M F S®
INVESTMENT MANAGEMENT

MFS Research Fund

The report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE •

NO BANK OR CREDIT UNION GUARANTEE • NOT A DEPOSIT •

NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY OR

NCUA/NCUSIF

3/31/08

MFR-SEM

LETTER FROM THE CEO

Dear Shareholders:

Many of our MFS® fund shareholders have been justifiably concerned, as have most investors around the world, about the state of the global economy. As we enter 2008 we see the market volatility that began in the third quarter of 2007 has intensified.

We here at MFS, and those before us who guided the firm with the same disciplined investment process, have weathered many major economic disruptions over our eight-plus decades of managing clients’ investments. We have managed money through the Great Depression, 14 recessions, as well as numerous market crises caused by wars, political upheavals, and terrorist attacks. MFS remains in business because our investors believe in the integrity of our long-term investment strategy and its proven results.

Worries over market volatility are valid, and investors cannot always expect to see the kind of returns stocks have delivered in the bull markets of past years. Yet we believe our strategy of ADR — allocating across the major asset classes, diversifying within each class, and regularly rebalancing your portfolio to maintain your desired allocation — can help you pursue the highest investment returns while minimizing the effects of market fluctuations.

MFS is a world leader in domestic and global investing. Our team approach is research driven, globally integrated, and balanced. We have 176 investment management professionals located in the Americas, Europe, and Asia who focus on the fundamentals of each security and then integrate our sophisticated quantitative approach.* This collaborative process allows us to find opportunities in any market environment.

I personally would like to thank you for your continued business. We want you to be confident that we are constantly managing our fund offerings with you in mind, while adding new products that can help you to choose what fits your unique financial goals.

Respectfully,

Robert J. Manning

Chief Executive Officer and Chief Investment Officer

MFS Investment Management®

May 15, 2008

* as of 12/31/07

The opinions expressed in this letter are subject to change, may not be relied upon for investment advice, and no forecasts can be guaranteed.

1

PORTFOLIO COMPOSITION

Top ten holdings
Exxon Mobil Corp.	3.0%
JPMorgan Chase & Co.	2.9%
MetLife, Inc.	2.2%
International Business Machines Corp.	2.2%
PepsiCo, Inc.	2.2%
Danaher Corp.	2.1%
AT&T, Inc.	2.1%
Philip Morris International, Inc.	2.1%
Intel Corp.	2.0%
Merck & Co., Inc.	2.0%

Equity sectors
Financial Services	17.3%
Technology	13.4%
Energy	11.6%
Health Care	10.6%
Consumer Staples	8.8%
Utilities & Communications	8.6%
Retailing	7.5%
Industrial Goods & Services	7.3%
Basic Materials	4.7%
Leisure	3.9%
Special Products & Services	3.2%
Transportation	1.3%
Autos & Housing	1.1%

Percentages are based on net assets as of 3/31/08.

The portfolio is actively managed and current holdings may be different.

2

EXPENSE TABLE

Fund expenses borne by the shareholders during the period, October 1, 2007 through March 31, 2008

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period October 1, 2007 through March 31, 2008.

The expenses include the payment of a portion of the transfer-agent-related expenses of MFS funds that invest in the fund. For further information, please see the Notes to the Financial Statements.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

3

Expense Table – continued

Share Class		Annualized Expense Ratio	Beginning Account Value 10/1/07	Ending Account Value 3/31/08	Expenses Paid During Period (p) 10/1/07-3/31/08
A	Actual	0.99%	$1,000.00	$904.12	$4.71
	Hypothetical (h)	0.99%	$1,000.00	$1,020.05	$5.00
B	Actual	1.64%	$1,000.00	$901.08	$7.79
	Hypothetical (h)	1.64%	$1,000.00	$1,016.80	$8.27
C	Actual	1.64%	$1,000.00	$901.16	$7.79
	Hypothetical (h)	1.64%	$1,000.00	$1,016.80	$8.27
I	Actual	0.64%	$1,000.00	$905.60	$3.05
	Hypothetical (h)	0.64%	$1,000.00	$1,021.80	$3.23
W	Actual	0.74%	$1,000.00	$905.42	$3.53
	Hypothetical (h)	0.74%	$1,000.00	$1,021.30	$3.74
R	Actual	1.13%	$1,000.00	$903.57	$5.38
	Hypothetical (h)	1.13%	$1,000.00	$1,019.35	$5.70
R1	Actual	1.73%	$1,000.00	$900.71	$8.22
	Hypothetical (h)	1.73%	$1,000.00	$1,016.35	$8.72
R2	Actual	1.27%	$1,000.00	$902.74	$6.04
	Hypothetical (h)	1.27%	$1,000.00	$1,018.65	$6.41
R3	Actual	1.22%	$1,000.00	$903.15	$5.80
	Hypothetical (h)	1.22%	$1,000.00	$1,018.90	$6.16
R4	Actual	0.97%	$1,000.00	$903.87	$4.62
	Hypothetical (h)	0.97%	$1,000.00	$1,020.15	$4.90
R5	Actual	0.69%	$1,000.00	$905.21	$3.29
	Hypothetical (h)	0.69%	$1,000.00	$1,021.55	$3.49

(h)	5% class return per year before expenses.
(p)	Expenses paid is equal to each class’ annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year. Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.

Effective January 1, 2008, the fund’s Class R2, Class R3, Class R4, and Class R5 retirement plan administration and service fee was terminated (as described in Note 3 of the Notes to the Financial Statements). Had this fee change been in effect throughout the entire six month period, the annualized expense ratios would have been 1.15%, 1.14%, 0.89% and 0.64% for Class R2, Class R3, Class R4 and Class R5 shares respectively. The actual expenses paid during the period would have been approximately $5.49, $5.44, $4.25, and $3.06 and the hypothetical expenses paid during the period would have been approximately $5.82, $5.77, $4.51 and $3.24 for Class R2, Class R3, Class R4 and Class R5 shares, respectively.

Effective March 1, 2008, the fund’s Class R1 retirement plan administration and service fee was terminated and the Class R1 distribution fee was increased (as described in Note 3 of the Notes to the Financial Statements). Had these fee changes been in effect throughout the entire six month period, the

4

Expense Table – continued

annualized expense ratio would have been 1.65%. The actual expenses paid during the period would have been approximately $7.87 and the hypothetical expenses paid during the period would have been approximately $8.34.

Note to Shareholders: On April 18, 2008, Class R shares and Class R2 shares were converted into Class R3 shares. After the conversion, Class R3, Class R4, and Class R5 were renamed Class R2, Class R3, and Class R4, respectively.

5

PORTFOLIO OF INVESTMENTS

3/31/08 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Common Stocks - 99.3%
Issuer	Shares/Par	Value ($)

Aerospace - 2.0%
Lockheed Martin Corp.	243,340	$24,163,659
United Technologies Corp.	313,220	21,555,800

		$45,719,459
Apparel Manufacturers - 1.4%
Coach, Inc. (a)	360,380	$10,865,457
NIKE, Inc., “B”	306,600	20,848,800

		$31,714,257
Automotive - 0.5%
Bayerische Motoren Werke AG	220,980	$12,203,944

Biotechnology - 1.8%
Genzyme Corp. (a)	314,800	$23,465,192
Millipore Corp. (a)	270,410	18,228,338

		$41,693,530
Broadcasting - 1.9%
News Corp., “A”	620,830	$11,640,563
Omnicom Group, Inc.	338,130	14,938,583
Walt Disney Co.	530,190	16,637,362

		$43,216,508
Brokerage & Asset Managers - 2.1%
Affiliated Managers Group, Inc. (a)	184,430	$16,735,178
Goldman Sachs Group, Inc.	77,180	12,764,800
Invesco Ltd.	753,560	18,356,722

		$47,856,700
Business Services - 2.1%
Satyam Computer Services Ltd., ADR	522,287	$11,798,463
Visa, Inc., “A” (a)	571,180	35,618,785

		$47,417,248
Cable TV - 1.0%
Comcast Corp., “Special A”	766,225	$14,535,288
Time Warner Cable, Inc. (a)	345,270	8,624,845

		$23,160,133

6

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Chemicals - 1.0%
PPG Industries, Inc.	388,280	$23,494,823

Computer Software - 2.5%
Oracle Corp. (a)	1,434,550	$28,059,798
Salesforce.com, Inc. (a)	323,240	18,705,899
VeriSign, Inc. (a)	305,110	10,141,856

		$56,907,553
Computer Software - Systems - 3.1%
EMC Corp. (a)	739,680	$10,607,011
International Business Machines Corp.	431,990	49,739,329
Network Appliance, Inc. (a)	507,000	10,165,350

		$70,511,690
Conglomerates - 1.1%
Siemens AG	228,800	$24,791,333

Construction - 0.6%
D.R. Horton, Inc.	465,550	$7,332,413
Pulte Homes, Inc.	460,800	6,704,640

		$14,037,053
Consumer Goods & Services - 1.5%
Colgate-Palmolive Co.	95,010	$7,402,229
Estee Lauder Cos., Inc., “A”	294,810	13,517,039
Procter & Gamble Co.	191,010	13,384,071

		$34,303,339
Electrical Equipment - 2.7%
Danaher Corp.	644,340	$48,989,170
Rockwell Automation, Inc.	237,690	13,648,160

		$62,637,330
Electronics - 4.2%
Flextronics International Ltd. (a)	1,697,060	$15,935,393
Intel Corp.	2,124,280	44,992,250
Intersil Corp., “A”	419,330	10,764,201
National Semiconductor Corp.	698,710	12,800,367
SanDisk Corp. (a)	473,070	10,677,190

		$95,169,401

7

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Energy - Independent - 3.6%
Apache Corp.	332,600	$40,184,732
CONSOL Energy, Inc.	128,960	8,922,742
Valero Energy Corp.	223,100	10,956,441
XTO Energy, Inc.	362,340	22,414,352

		$82,478,267
Energy - Integrated - 5.4%
Exxon Mobil Corp.	821,100	$69,448,638
Hess Corp.	215,150	18,971,927
Marathon Oil Corp.	356,260	16,245,456
TOTAL S.A., ADR	240,600	17,806,806

		$122,472,827
Engineering - Construction - 0.7%
Fluor Corp.	117,310	$16,559,480

Food & Beverages - 4.4%
Dean Foods Co. (a)	679,710	$13,655,374
General Mills, Inc.	355,780	21,304,106
Nestle S.A.	33,180	16,574,136
PepsiCo, Inc.	682,860	49,302,492

		$100,836,108
Food & Drug Stores - 1.6%
CVS Caremark Corp.	911,120	$36,909,471

Gaming & Lodging - 1.0%
International Game Technology	284,890	$11,455,427
Royal Caribbean Cruises Ltd.	312,090	10,267,761

		$21,723,188
General Merchandise - 2.5%
Kohl’s Corp. (a)	256,530	$11,002,572
Macy’s, Inc.	705,860	16,277,132
Wal-Mart Stores, Inc.	582,840	30,704,011

		$57,983,715
Health Maintenance Organizations - 1.6%
CIGNA Corp.	532,250	$21,593,383
WellPoint, Inc. (a)	317,010	13,989,651

		$35,583,034

8

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Insurance - 5.5%
Chubb Corp.	394,170	$19,503,532
Genworth Financial, Inc., “A”	620,350	14,044,724
Hartford Financial Services Group, Inc.	240,700	18,237,839
MetLife, Inc.	827,600	49,871,176
Prudential Financial, Inc.	297,760	23,299,720

		$124,956,991
Internet - 1.6%
Google, Inc., “A” (a)	85,110	$37,488,402

Machinery & Tools - 1.9%
GEA Group AG	365,600	$12,291,053
Ingersoll-Rand Co. Ltd., “A”	689,240	30,726,319

		$43,017,372
Major Banks - 9.1%
Bank of America Corp.	1,173,120	$44,472,979
Bank of New York Mellon Corp.	900,016	37,557,668
JPMorgan Chase & Co.	1,560,340	67,016,603
State Street Corp.	504,180	39,830,220
Wells Fargo & Co.	679,120	19,762,392

		$208,639,862
Medical & Health Technology & Services - 0.6%
DaVita, Inc. (a)	306,530	$14,639,873

Medical Equipment - 2.4%
Boston Scientific Corp. (a)	1,585,920	$20,410,790
ResMed, Inc. (a)	227,050	9,576,969
Zimmer Holdings, Inc. (a)	308,780	24,041,611

		$54,029,370
Metals & Mining - 2.4%
BHP Billiton PLC	525,110	$15,566,940
Cameco Corp.	307,100	10,115,874
Century Aluminum Co. (a)	155,400	10,293,696
United States Steel Corp.	139,360	17,680,603

		$53,657,113
Natural Gas - Distribution - 1.4%
Questar Corp.	240,100	$13,580,056
Sempra Energy	352,430	18,777,470

		$32,357,526

9

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Natural Gas - Pipeline - 0.9%
El Paso Corp.	413,200	$6,875,648
Williams Cos., Inc.	428,100	14,118,738

		$20,994,386
Network & Telecom - 2.0%
Nokia Corp., ADR	853,710	$27,173,589
Research in Motion Ltd. (a)	168,748	18,938,588

		$46,112,177
Oil Services - 2.6%
Exterran Holdings, Inc. (a)	132,970	$8,581,884
Halliburton Co.	611,060	24,032,990
Noble Corp.	222,060	11,029,720
Schlumberger Ltd.	184,300	16,034,100

		$59,678,694
Other Banks & Diversified Financials - 0.6%
American Express Co.	306,000	$13,378,320

Pharmaceuticals - 4.2%
Abbott Laboratories	549,370	$30,297,756
Merck & Co., Inc.	1,179,090	44,746,466
Schering-Plough Corp.	1,509,820	21,756,506

		$96,800,728
Specialty Chemicals - 1.3%
Linde AG	76,310	$10,778,524
Praxair, Inc.	226,280	19,059,564

		$29,838,088
Specialty Stores - 2.0%
Advance Auto Parts, Inc.	123,600	$4,208,580
Nordstrom, Inc.	537,030	17,507,178
PetSmart, Inc.	620,190	12,676,684
TJX Cos., Inc.	323,500	10,698,145

		$45,090,587
Telecommunications - Wireless - 0.7%
Rogers Communications, Inc., “B”	411,110	$14,763,229

Telephone Services - 2.5%
AT&T, Inc.	1,245,230	$47,692,309
Embarq Corp.	216,970	8,700,497

		$56,392,806

10

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Tobacco - 2.9%
Altria Group, Inc.	798,890	$17,735,358
Philip Morris International, Inc.	933,790	47,231,098

		$64,966,456
Trucking - 1.3%
FedEx Corp.	330,660	$30,642,262

Utilities - Electric Power - 3.1%
American Electric Power Co., Inc.	446,450	$18,585,714
FPL Group, Inc.	298,970	18,757,378
NRG Energy, Inc. (a)	389,730	15,195,573
PG&E Corp.	496,910	18,296,226

		$70,834,891
Total Common Stocks (Identified Cost, $2,321,377,721)		$2,267,659,524

Money Market Funds (v) - 0.9%
MFS Institutional Money Market Portfolio, 2.86%, at Cost and Net Asset Value	20,484,713	$20,484,713
Total Investments (Identified Cost, $2,341,862,434)		$2,288,144,237

Other Assets, Less Liabilities - (0.2)%		(4,098,622)
Net Assets - 100.0%		$2,284,045,615

(a)	Non-income producing security.
(v)	Underlying fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ADR	American Depository Receipt

See Notes to Financial Statements

11

Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

At 3/31/08 (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

Assets
Investments –
Non-affiliated issuers, at value (identified cost, $2,321,377,721)	$2,267,659,524
Underlying funds, at cost and value	20,484,713
Total investments, at value (identified cost, $2,341,862,434)		$2,288,144,237
Receivable for investments sold	$14,480,309
Receivable for fund shares sold	1,309,956
Interest and dividends receivable	2,885,463
Other assets	91,508
Total assets		$2,306,911,473
Liabilities
Payable for investments purchased	$18,637,423
Payable for fund shares reacquired	2,639,802
Payable to affiliates
Management fee	107,357
Shareholder servicing costs	889,188
Distribution and service fees	75,206
Administrative services fee	3,147
Payable for independent trustees’ compensation	310,439
Accrued expenses and other liabilities	203,296
Total liabilities		$22,865,858
Net assets		$2,284,045,615
Net assets consist of
Paid-in capital	$2,432,566,032
Unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies	(53,694,324)
Accumulated net realized gain (loss) on investments and foreign currency transactions	(102,310,176)
Undistributed net investment income	7,484,083
Net assets		$2,284,045,615
Shares of beneficial interest outstanding		94,650,958

12

Statement of Assets and Liabilities (unaudited) – continued

Class A shares
Net assets	$1,144,308,981
Shares outstanding	47,290,091
Net asset value per share		$24.20
Offering price per share (100 / 94.25 × net asset value per share)		$25.68
Class B shares
Net assets	$150,240,901
Shares outstanding	6,676,524
Net asset value and offering price per share		$22.50
Class C shares
Net assets	$125,856,491
Shares outstanding	5,589,560
Net asset value and offering price per share		$22.52
Class I shares
Net assets	$843,077,067
Shares outstanding	34,215,227
Net asset value, offering price, and redemption price per share		$24.64
Class W shares
Net assets	$178,841
Shares outstanding	7,397
Net asset value, offering price, and redemption price per share		$24.18
Class R shares
Net assets	$863,060
Shares outstanding	35,848
Net asset value, offering price, and redemption price per share		$24.08
Class R1 shares
Net assets	$4,437,713
Shares outstanding	199,468
Net asset value, offering price, and redemption price per share		$22.25
Class R2 shares
Net assets	$1,806,489
Shares outstanding	80,707
Net asset value, offering price, and redemption price per share		$22.38
Class R3 shares
Net assets	$7,873,033
Shares outstanding	332,165
Net asset value, offering price, and redemption price per share		$23.70

13

Statement of Assets and Liabilities (unaudited) – continued

Class R4 shares
Net assets	$5,341,058
Shares outstanding	221,409
Net asset value, offering price, and redemption price per share		$24.12
Class R5 shares
Net assets	$61,981
Shares outstanding	2,562
Net asset value, offering price, and redemption price per share		$24.19

On sales of $50,000 or more, the offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares.

See Notes to Financial Statements

14

Financial Statements

STATEMENT OF OPERATIONS

Six months ended 3/31/08 (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Net investment income
Income
Dividends	$19,284,188
Interest	166,428
Dividends from underlying funds	385,309
Foreign taxes withheld	(99,492)
Total investment income		$19,736,433
Expenses
Management fee	$5,402,532
Distribution and service fees	3,915,813
Shareholder servicing costs	2,127,005
Administrative services fee	169,531
Retirement plan administration and services fees	12,718
Independent trustees’ compensation	20,824
Custodian fee	91,603
Shareholder communications	101,301
Auditing fees	24,964
Legal fees	12,252
Miscellaneous	101,143
Total expenses		$11,979,686
Fees paid indirectly	(1,766)
Reduction of expenses by investment adviser	(5,777)
Net expenses		$11,972,143
Net investment income		$7,764,290
Realized and unrealized gain (loss) on investments
Realized gain (loss) (identified cost basis)
Investment transactions	$41,815,244
Written option transactions	(799,842)
Foreign currency transactions	32,540
Net realized gain (loss) on investments and foreign currency transactions		$41,047,942
Change in unrealized appreciation (depreciation)
Investments	$(294,704,023)
Translation of assets and liabilities in foreign currencies	11,455
Net unrealized gain (loss) on investments and foreign currency translation		$(294,692,568)
Net realized and unrealized gain (loss) on investments and foreign currency		$(253,644,626)
Change in net assets from operations		$(245,880,336)

See Notes to Financial Statements

15

Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

	Six months ended 3/31/08 (unaudited)	Year ended 9/30/07
Change in net assets
From operations
Net investment income	$7,764,290	$16,364,039
Net realized gain (loss) on investments and foreign currency transactions	41,047,942	404,315,799
Net unrealized gain (loss) on investments and foreign currency translation	(294,692,568)	65,977,370
Change in net assets from operations	$(245,880,336)	$486,657,208
Distributions declared to shareholders
From net investment income
Class A	$(7,726,828)	$(4,063,594)
Class I	(8,485,735)	(4,926,117)
Class W	(1,732)	(589)
Class R	—	(2,710)
Class R1	(20,354)	—
Class R2	(16,561)	—
Class R3	(56,748)	(5,824)
Class R4	(40,543)	(3,888)
Class R5	(581)	(320)
Class 529A	—	(496)
Total distributions declared to shareholders	$(16,349,082)	$(9,003,538)
Change in net assets from fund share transactions	$(158,050,904)	$(530,527,763)
Total change in net assets	$(420,280,322)	$(52,874,093)
Net assets
At beginning of period	2,704,325,937	2,757,200,030
At end of period (including undistributed net investment income of $7,484,083 and $16,068,875, respectively)	$2,284,045,615	$2,704,325,937

See Notes to Financial Statements

16

Financial Statements

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended 3/31/08 (unaudited)		Years ended 9/30
Class A			2007	2006	2005	2004		2003

Net asset value, beginning of period	$26.92		$22.59	$21.21	$17.93	$15.90		$13.33
Income (loss) from investment operations
Net investment income (d)	$0.07		$0.15	$0.08	$0.06	$0.07		$0.11
Net realized and unrealized gain (loss) on investments and foreign currency	(2.64)		4.24	1.33	3.25	2.08		2.46
Total from investment operations	$(2.57)		$4.39	$1.41	$3.31	$2.15		$2.57
Less distributions declared to shareholders
From net investment income	$(0.15)		$(0.06)	$(0.03)	$(0.03)	$(0.12)		$—
Net asset value, end of period	$24.20		$26.92	$22.59	$21.21	$17.93		$15.90
Total return (%) (r)(s)(t)	(9.59	)(n)	19.49	6.65	18.49	13.54	(b)(q)	19.28	(j)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.99	(a)	0.97	1.02	1.06	1.02		1.06
Expenses after expense reductions (f)	0.99	(a)	0.97	1.02	1.06	1.02		1.06
Net investment income	0.58	(a)	0.61	0.38	0.32	0.39		0.74
Portfolio turnover	49		84	99	99	117		114
Net assets at end of period (000 Omitted)	$1,144,309		$1,377,199	$1,491,146	$1,567,980	$1,405,075		$1,475,897

See Notes to Financial Statements

17

Financial Highlights – continued

	Six months ended 3/31/08 (unaudited)		Years ended 9/30
Class B			2007	2006	2005	2004		2003

Net asset value, beginning of period	$24.97		$21.04	$19.85	$16.86	$14.96		$12.62
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.01)		$(0.01)	$(0.06)	$(0.06)	$(0.04)		$0.01
Net realized and unrealized gain (loss) on investments and foreign currency	(2.46)		3.94	1.25	3.05	1.95		2.33
Total from investment operations	$(2.47)		$3.93	$1.19	$2.99	$1.91		$2.34
Less distributions declared to shareholders
From net investment income	$—		$—	$—	$—	$(0.01)		$—
Net asset value, end of period	$22.50		$24.97	$21.04	$19.85	$16.86		$14.96
Total return (%) (r)(s)(t)	(9.89	)(n)	18.68	5.99	17.73	12.78	(b)(q)	18.54	(j)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.64	(a)	1.62	1.68	1.71	1.67		1.70
Expenses after expense reductions (f)	1.64	(a)	1.62	1.68	1.71	1.67		1.70
Net investment income (loss)	(0.08	)(a)	(0.02)	(0.28)	(0.33)	(0.26)		0.09
Portfolio turnover	49		84	99	99	117		114
Net assets at end of period (000 Omitted)	$150,241		$220,062	$321,822	$544,719	$836,113		$1,071,292

See Notes to Financial Statements

18

Financial Highlights – continued

	Six months ended 3/31/08 (unaudited)		Years ended 9/30
Class C			2007	2006	2005	2004		2003

Net asset value, beginning of period	$24.99		$21.05	$19.86	$16.87	$14.96		$12.63
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.01)		$(0.01)	$(0.06)	$(0.06)	$(0.04)		$0.01
Net realized and unrealized gain (loss) on investments and foreign currency	(2.46)		3.95	1.25	3.05	1.96		2.32
Total from investment operations	$(2.47)		$3.94	$1.19	$2.99	$1.92		$2.33
Less distributions declared to shareholders
From net investment income	$—		$—	$—	$—	$(0.01)		$—
Net asset value, end of period	$22.52		$24.99	$21.05	$19.86	$16.87		$14.96
Total return (%) (r)(s)(t)	(9.88	)(n)	18.72	5.99	17.72	12.82	(b)(q)	18.45	(j)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.64	(a)	1.62	1.68	1.71	1.67		1.70
Expenses after expense reductions (f)	1.64	(a)	1.62	1.67	1.71	1.67		1.70
Net investment income (loss)	(0.07	)(a)	(0.05)	(0.28)	(0.33)	(0.26)		0.09
Portfolio turnover	49		84	99	99	117		114
Net assets at end of period (000 Omitted)	$125,856		$155,741	$170,718	$208,725	$226,376		$262,391

See Notes to Financial Statements

19

Financial Highlights – continued

	Six months ended 3/31/08 (unaudited)		Years ended 9/30
Class I			2007	2006	2005	2004		2003

Net asset value, beginning of period	$27.46		$23.04	$21.63	$18.28	$16.21		$13.54
Income (loss) from investment operations
Net investment income (d)	$0.12		$0.23	$0.16	$0.14	$0.14		$0.17
Net realized and unrealized gain (loss) on investments and foreign currency	(2.69)		4.34	1.35	3.31	2.11		2.50
Total from investment operations	$(2.57)		$4.57	$1.51	$3.45	$2.25		$2.67
Less distributions declared to shareholders
From net investment income	$(0.25)		$(0.15)	$(0.10)	$(0.10)	$(0.18)		$—
Net asset value, end of period	$24.64		$27.46	$23.04	$21.63	$18.28		$16.21
Total return (%) (r)(s)	(9.44	)(n)	19.91	7.01	18.93	13.92	(b)(q)	19.72	(j)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.64	(a)	0.62	0.68	0.71	0.67		0.72
Expenses after expense reductions (f)	0.64	(a)	0.62	0.67	0.71	0.67		0.72
Net investment income	0.93	(a)	0.92	0.73	0.67	0.78		1.08
Portfolio turnover	49		84	99	99	117		114
Net assets at end of period (000 Omitted)	$843,077		$932,127	$760,210	$619,534	$421,942		$186,804

See Notes to Financial Statements

20

Financial Highlights – continued

	Six months ended 3/31/08 (unaudited)		Years ended 9/30
Class W			2007	2006 (i)

Net asset value, beginning of period	$26.94		$22.62	$22.76
Income (loss) from investment operations
Net investment income (d)	$0.11		$0.20	$0.06
Net realized and unrealized gain (loss) on investments and foreign currency	(2.63)		4.25	(0.20)
Total from investment operations	$(2.52)		$4.45	$(0.14)
Less distributions declared to shareholders
From net investment income	$(0.24)		$(0.13)	$—
Net asset value, end of period	$24.18		$26.94	$22.62
Total return (%) (r)(s)	(9.46	)(n)	19.77	(0.62	)(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.74	(a)	0.72	0.77	(a)
Expenses after expense reductions (f)	0.74	(a)	0.72	0.77	(a)
Net investment income	0.84	(a)	0.79	0.66	(a)
Portfolio turnover	49		84	99
Net assets at end of period (000 Omitted)	$179		$198	$99

See Notes to Financial Statements

21

Financial Highlights – continued

	Six months ended 3/31/08 (unaudited)		Years ended 9/30
Class R			2007	2006	2005	2004		2003 (i)

Net asset value, beginning of period	$26.65		$22.35	$21.01	$17.83	$15.87		$14.12
Income (loss) from investment operations
Net investment income (d)	$0.05		$0.12	$0.05	$0.03	$0.05		$0.07
Net realized and unrealized gain (loss) on investments and foreign currency	(2.62)		4.19	1.31	3.22	2.06		1.68
Total from investment operations	$(2.57)		$4.31	$1.36	$3.25	$2.11		$1.75
Less distributions declared to shareholders
From net investment income	$—		$(0.01)	$(0.02)	$(0.07)	$(0.15)		$—
Net asset value, end of period	$24.08		$26.65	$22.35	$21.01	$17.83		$15.87
Total return (%) (r)(s)	(9.64	)(n)	19.30	6.49	18.28	13.39	(b)(q)	12.39	(j)(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.13	(a)	1.12	1.18	1.21	1.17		1.21	(a)
Expenses after expense reductions (f)	1.13	(a)	1.12	1.17	1.21	1.17		1.21	(a)
Net investment income	0.40	(a)	0.50	0.23	0.15	0.28		0.56	(a)
Portfolio turnover	49		84	99	99	117		114
Net assets at end of period (000 Omitted)	$863		$2,893	$5,577	$6,980	$2,158		$40

See Notes to Financial Statements

22

Financial Highlights – continued

	Six months ended 3/31/08 (unaudited)		Years ended 9/30
Class R1			2007	2006	2005 (i)

Net asset value, beginning of period	$24.82		$20.93	$19.84	$18.66
Income (loss) from investment operations
Net investment loss (d)	$(0.02)		$(0.04)	$(0.07)	$(0.05)
Net realized and unrealized gain (loss) on investments and foreign currency	(2.43)		3.93	1.24	1.23	(g)
Total from investment operations	$(2.45)		$3.89	$1.17	$1.18
Less distributions declared to shareholders
From net investment income	$(0.12)		$—	$(0.08)	$—
Net asset value, end of period	$22.25		$24.82	$20.93	$19.84
Total return (%) (r)(s)	(9.93	)(n)	18.59	5.89	6.32	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.73	(a)	1.77	1.87	1.89	(a)
Expenses after expense reductions (f)	1.73	(a)	1.72	1.77	1.89	(a)
Net investment loss	(0.15	)(a)	(0.19)	(0.36)	(0.59	)(a)
Portfolio turnover	49		84	99	99
Net assets at end of period (000 Omitted)	$4,438		$3,445	$1,868	$776

See Notes to Financial Statements

23

Financial Highlights – continued

	Six months ended 3/31/08 (unaudited)		Years ended 9/30
Class R2			2007	2006		2005 (i)

Net asset value, beginning of period	$25.00		$21.01	$19.86		$18.66
Income (loss) from investment operations
Net investment income (loss) (d)	$0.04		$0.04	$(0.00	)(w)	$(0.02)
Net realized and unrealized gain (loss) on investments and foreign currency	(2.45)		3.95	1.24		1.22	(g)
Total from investment operations	$(2.41)		$3.99	$1.24		$1.20
Less distributions declared to shareholders
From net investment income	$(0.21)		$—	$(0.09)		$—
Net asset value, end of period	$22.38		$25.00	$21.01		$19.86
Total return (%) (r)(s)	(9.73	)(n)	18.99	6.27		6.43	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.27	(a)	1.44	1.57		1.61	(a)
Expenses after expense reductions (f)	1.27	(a)	1.37	1.42		1.61	(a)
Net investment income (loss)	0.33	(a)	0.17	(0.01)		(0.19	)(a)
Portfolio turnover	49		84	99		99
Net assets at end of period (000 Omitted)	$1,806		$1,002	$411		$53

See Notes to Financial Statements

24

Financial Highlights – continued

	Six months ended 3/31/08 (unaudited)		Years ended 9/30
Class R3			2007	2006	2005	2004 (i)

Net asset value, beginning of period	$26.42		$22.22	$20.91	$17.77	$16.61
Income (loss) from investment operations
Net investment income (loss) (d)	$0.05		$0.06	$0.02	$(0.02)	$(0.01)
Net realized and unrealized gain (loss) on investments and foreign currency	(2.59)		4.18	1.31	3.22	1.35
Total from investment operations	$(2.54)		$4.24	$1.33	$3.20	$1.34
Less distributions declared to shareholders
From net investment income	$(0.18)		$(0.04)	$(0.02)	$(0.06)	$(0.18)
Net asset value, end of period	$23.70		$26.42	$22.22	$20.91	$17.77
Total return (%) (r)(s)	(9.69	)(n)	19.12	6.34	18.02	8.10	(b)(n)(q)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.22	(a)	1.31	1.42	1.46	1.42	(a)
Expenses after expense reductions (f)	1.22	(a)	1.27	1.32	1.46	1.42	(a)
Net investment income (loss)	0.36	(a)	0.24	0.09	(0.09)	(0.06	)(a)
Portfolio turnover	49		84	99	99	117
Net assets at end of period (000 Omitted)	$7,873		$6,079	$2,632	$1,329	$155

See Notes to Financial Statements

25

Financial Highlights – continued

	Six months ended 3/31/08 (unaudited)		Years ended 9/30
Class R4			2007	2006	2005 (i)

Net asset value, beginning of period	$26.88		$22.55	$21.21	$19.87
Income (loss) from investment operations
Net investment income (d)	$0.08		$0.11	$0.08	$0.03
Net realized and unrealized gain (loss) on investments and foreign currency	(2.64)		4.27	1.32	1.31	(g)
Total from investment operations	$(2.56)		$4.38	$1.40	$1.34
Less distributions declared to shareholders
From net investment income	$(0.20)		$(0.05)	$(0.06)	$—
Net asset value, end of period	$24.12		$26.88	$22.55	$21.21
Total return (%) (r)(s)	(9.61	)(n)	19.46	6.62	6.74	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.97	(a)	1.02	1.07	1.11	(a)
Expenses after expense reductions (f)	0.97	(a)	1.02	1.07	1.11	(a)
Net investment income	0.61	(a)	0.44	0.34	0.31	(a)
Portfolio turnover	49		84	99	99
Net assets at end of period (000 Omitted)	$5,341		$5,513	$1,815	$53

See Notes to Financial Statements

26

Financial Highlights – continued

	Six months ended 3/31/08 (unaudited)		Years ended 9/30
Class R5			2007	2006	2005 (i)

Net asset value, beginning of period	$26.95		$22.62	$21.24	$19.87
Income (loss) from investment operations
Net investment income (d)	$0.11		$0.21	$0.14	$0.06
Net realized and unrealized gain (loss) on investments and foreign currency	(2.64)		4.25	1.33	1.31	(g)
Total from investment operations	$(2.53)		$4.46	$1.47	$1.37
Less distributions declared to shareholders
From net investment income	$(0.23)		$(0.13)	$(0.09)	$—
Net asset value, end of period	$24.19		$26.95	$22.62	$21.24
Total return (%) (r)(s)	(9.48	)(n)	19.77	6.95	6.89	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.69	(a)	0.72	0.77	0.81	(a)
Expenses after expense reductions (f)	0.69	(a)	0.72	0.77	0.81	(a)
Net investment income	0.88	(a)	0.83	0.63	0.61	(a)
Portfolio turnover	49		84	99	99
Net assets at end of period (000 Omitted)	$62		$68	$57	$53

See Notes to Financial Statements

27

Financial Highlights – continued

Any redemption fees charged by the fund during the 2004 and 2005 fiscal years resulted in a per share impact of less than $0.01.

(a)	Annualized.
(b)	The fund’s net asset value and total return calculation include a non-recurring accrual recorded as a result of an administrative proceeding regarding disclosure of brokerage allocation practices in connection with fund sales. The non-recurring accrual resulted in an increase in the net asset value of $0.02 per share based on shares outstanding on the day the proceeds were recorded. Excluding the effect of this accrual from the ending net asset value per share, Class A, Class B, Class C, Class I, Class R, and Class R3 total returns for the year ended September 30, 2004 would have been lower by 0.11%.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(g)	The per share amount varies from the net realized and unrealized gain/loss for the period because of the timing of sales of fund shares and the per share amount of realized and unrealized gains and losses at such time.
(i)	For the period from the class’ inception, December 31, 2002 (Class R), October 31, 2003 (Class R3), April 1, 2005 (Classes R1, R2, R4, and R5) and May 1, 2006 (Class W) through the stated period end.
(j)	The fund’s net asset value and total return calculation include proceeds received on March 26, 2003 for the partial payment of a non-recurring litigation settlement from Cendant Corporation, recorded as a realized gain on investment transactions. The proceeds resulted in an increase in the net asset value of $0.07 per share based on shares outstanding on the day the proceeds were received. Excluding the effect of this payment from the ending net asset value per share, the Class A, Class B, Class C, Class I, and Class R total return for the year ended September 30, 2003 would have been lower by approximately 0.53%, 0.55%, 0.56%, 0.52%, and 0.49%, respectively.
(n)	Not annualized.
(q)	The fund’s net asset value and total return calculation include proceeds received on February 18, 2004 from a non-recurring litigation settlement from Rite Aid Corporation and on March 19, 2004 for the remaining payment of a non-recurring litigation settlement from Cendant Corporation, recorded as a realized gain on investment transactions. The proceeds resulted in an increase in the net asset value of $0.02 per share based on shares outstanding on the days the proceeds were received. Excluding the effect of these payment from the ending net asset value per share, the Class A, Class B, Class C, Class I, Class R, and Class R3 total return for the year ended September 30, 2004 would have been lower by approximately 0.10%, 0.14%, 0.12%, 0.09%, 0.16%, and 0.09%, respectively.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(w)	Per share amount was less than $0.01.

See Notes to Financial Statements

28

NOTES TO FINANCIAL STATEMENTS

(unaudited)

(1)	Business and Organization

MFS Research Fund (the fund) is a series of MFS Series Trust V (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

(2)	Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The fund can invest in foreign securities, including securities of emerging market issuers. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s legal, political, and economic environment. The markets of emerging markets countries are generally more volatile than the markets of developed countries with more mature economies. All of the risks of investing in foreign securities previously described are heightened when investing in emerging markets countries.

Investment Valuations – Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as reported by an independent pricing service on the market or exchange on which they are primarily traded. For securities for which there were no sales reported that day, equity securities are generally valued at the last quoted daily bid quotation as reported by an independent pricing service on the market or exchange on which they are primarily traded. For securities held short for which there were no sales reported for the day, the position is generally valued at the last quoted daily ask quotation as reported by an independent pricing service on the market or exchange on which such securities are primarily traded. Exchange-traded options are generally valued at the last sale or official closing price as reported by an independent pricing service on the exchange on which such options are primarily traded. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation as reported by an independent pricing service on the exchange on which such options are primarily traded. Options not traded on an exchange are generally valued at a broker-dealer bid quotation. Foreign currency options are generally valued using an external pricing model that uses market data from an independent source. Open-end investment companies are generally

29

Notes to Financial Statements (unaudited) – continued

valued at net asset value per share. Securities and other assets generally valued on the basis of information from an independent pricing service may also be valued at a broker-dealer bid quotation. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates reported by an independent pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from independent pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material affect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser may rely on independent pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of investments used to determine the fund’s net asset value may differ from quoted or published prices for the same investments.

In September 2006, FASB Statement No. 157, Fair Value Measurements (the “Statement”) was issued, and is effective for fiscal years beginning after

30

Notes to Financial Statements (unaudited) – continued

November 15, 2007 and for all interim periods within those fiscal years. This Statement provides a single definition of fair value, a hierarchy for measuring fair value and expanded disclosures about fair value measurements. Management is evaluating the application of the Statement to the fund, and believes the impact will be limited to expanded disclosures resulting from the adoption of this Statement in the fund’s financial statements.

Repurchase Agreements – The fund may enter into repurchase agreements with institutions that the fund’s investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. The fund requires that the securities collateral in a repurchase transaction be transferred to a custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. The fund monitors, on a daily basis, the value of the collateral to ensure that its value, including accrued interest, is greater than amounts owed to the fund under each such repurchase agreement.

Foreign Currency Translation – Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Derivative Risk – The fund may invest in derivatives for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the fund uses derivatives as an investment to gain market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost. Cash that has been segregated on behalf of certain derivative contracts will be reported separately on the Statement of Assets and Liabilities as restricted cash. Derivative instruments include written options and purchased options.

Written Options – The fund may write call or put options in exchange for a premium. The premium is initially recorded as a liability, which is subsequently adjusted to the current value of the option contract. When a written option expires, the fund realizes a gain equal to the amount of the premium received. The difference between the premium and the amount paid on effecting a closing transaction is considered a realized gain or loss. When a written call option is exercised, the premium received is offset against the

31

Notes to Financial Statements (unaudited) – continued

proceeds to determine the realized gain or loss. When a written put option is exercised, the premium reduces the cost basis of the security purchased by the fund. The fund, as writer of an option, may have no control over whether the underlying securities may be sold (call) or purchased (put) and, as a result, bears the market risk of an unfavorable change in the price of the securities underlying the written option. In general, written call options may serve as a partial hedge against decreases in value in the underlying securities to the extent of the premium received.

Written Option Transactions

	Number of Contracts	Premiums Received
Outstanding, beginning of period	—	$—
Options written	3,377	721,139
Options closed	(3,377)	(721,139)
Options exercised	—	—
Options expired	—	—
Outstanding, end of period		$—

Purchased Options – The fund may purchase call or put options for a premium. Purchasing call options may be a hedge against an anticipated increase in the dollar cost of securities to be acquired or to increase the fund’s exposure to the underlying instrument. Purchasing put options may hedge against a decline in the value of portfolio securities. The premium paid is included as an investment in the Statement of Assets and Liabilities and is subsequently adjusted to the current value of the option. Premiums paid for purchased options which have expired are treated as realized losses on investments in the Statement of Operations. Premiums paid for purchased options which are exercised or closed are added to the amount paid or offset against the proceeds on the underlying security or financial instrument to determine the realized gain or loss. The risk of loss associated with purchased options is limited to the premium paid.

In March 2008, FASB Statement No. 161, Disclosures about Derivative Instruments and Hedging Activities (the “Standard”) was issued, and is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008. This Standard provides enhanced disclosures about the fund’s use of and accounting for derivative instruments and the effect of derivative instruments on the fund’s results of operations and financial position. Management is evaluating the application of the Standard to the fund, and has not at this time determined the impact, if any, resulting from the adoption of this Standard on the fund’s financial statements.

There were no outstanding financial instruments with off-balance-sheet risk at the end of the period.

32

Notes to Financial Statements (unaudited) – continued

Security Loans – JPMorgan Chase and Co. (“Chase”), as lending agent, may loan the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund. The loans are collateralized at all times by cash and/or U.S. Treasury and federal agency obligations in an amount at least equal to the market value of the securities loaned. Security lending activity through Chase is further collateralized by an irrevocable standby letter of credit. Chase provides the fund with indemnification against Borrower default. The fund bears the risk of loss with respect to the investment of cash collateral. On loans collateralized by cash, the cash collateral is invested in short-term securities. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. Treasury and/or federal agency obligations, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Net income from securities lending is included in interest income on the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income. At March 31, 2008 there were no securities on loan.

Indemnifications – Under the fund’s organizational documents, its officers and trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

33

Notes to Financial Statements (unaudited) – continued

Fees Paid Indirectly – The fund’s custody fee may be reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. This amount, for the six months ended March 31, 2008, is shown as a reduction of total expenses on the Statement of Operations.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income taxes is required. The fund adopted the provisions of FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes (“the Interpretation”) on the first day of the fund’s fiscal year. The Interpretation prescribes a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. There was no impact resulting from the adoption of this Interpretation on the fund’s financial statements. Each of the fund’s federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service. It is the fund’s policy to record interest and penalty charges on underpaid taxes associated with its tax positions as interest expense and miscellaneous expense, respectively. No such charges were recorded in the current financial statements. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to wash sale loss deferrals.

The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders is as follows:

9/30/07
Ordinary income (including any short-term capital gains)	$9,003,538

34

Notes to Financial Statements (unaudited) – continued

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 3/31/08
Cost of investments	$2,344,567,566
Gross appreciation	166,400,945
Gross depreciation	(222,824,274)
Net unrealized appreciation (depreciation)	$(56,423,329)

As of 9/30/07
Undistributed ordinary income	16,334,860
Capital loss carryforwards	(140,548,295)
Other temporary differences	(358,258)
Net unrealized appreciation (depreciation)	238,280,694

The aggregate cost above includes prior fiscal year end tax adjustments.

As of March 31, 2008, the fund had capital loss carryforwards available to offset future realized gains. Such losses expire as follows:

9/30/11	$ (140,548,295)

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution and service fees. All shareholders bear the common expenses of the fund based on daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B shares will convert to Class A shares approximately eight years after purchase. Class 529A, Class 529B, and Class 529C shares closed on March 31, 2007.

(3)	Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with Massachusetts Financial Services Company (MFS) to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at an annual rate of 0.43% of the fund’s average daily net assets.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $28,335 for the six months ended March 31, 2008, as its portion of the initial sales charge on sales of Class A shares of the fund.

The Board of Trustees has adopted a distribution plan for certain class shares pursuant to Rule 12b-1 of the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan

35

Notes to Financial Statements (unaudited) – continued

is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Distribution Plan Fee Table:

	Distribution Fee Rate	Service Fee Rate	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	0.10%	0.25%	0.35%	0.35%	$2,229,187
Class B	0.75%	0.25%	1.00%	1.00%	922,768
Class C	0.75%	0.25%	1.00%	1.00%	711,045
Class W	0.10%	—	0.10%	0.10%	95
Class R	0.25%	0.25%	0.50%	0.50%	3,504
Class R1	0.75%	0.25%	1.00%	0.79%	17,320
Class R2	0.25%	0.25%	0.50%	0.50%	4,466
Class R3	0.25%	0.25%	0.50%	0.50%	20,386
Class R4	—	0.25%	0.25%	0.25%	7,042
Total Distribution and Service Fees					$3,915,813

(d)	In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees up to these annual percentage rates of each class’ average daily net assets.
(e)	The annual effective rates represent actual fees incurred under the distribution plan for the six months ended March 31, 2008 based on each class’ average daily net assets. Assets attributable to Class A shares sold prior to March 1, 1991 are subject to a service fee of 0.15% annually. Effective March 1, 2008, the distribution fee rate for Class R1 shares increased from 0.50% to 0.75%.

Certain Class A and Class C shares are subject to a contingent deferred sales charge in the event of a shareholder redemption within 12 months of purchase. Class B shares are subject to a contingent deferred sales charge in the event of a shareholder redemption within six years of purchase. All contingent deferred sales charges are paid to MFD and during the six months ended March 31, 2008, were as follows:

Amount
Class A	$400
Class B	$104,714
Class C	$3,034

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund’s Board of Trustees. For the six months ended March 31, 2008, the fee was $609,695, which equated to 0.0486% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. For the six months ended

36

Notes to Financial Statements (unaudited) – continued

March 31, 2008, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $965,488.

Effective May 1, 2007, under a Special Servicing Agreement among MFS, each MFS fund which invests in other MFS funds (“MFS fund-of-funds”) and each underlying fund in which a MFS fund-of-funds invests (“underlying funds”), each underlying fund may pay a portion of each MFS fund-of-fund’s transfer agent-related expenses, including sub-accounting fees payable to financial intermediaries, to the extent such payments do not exceed the benefits realized or expected to be realized by the underlying fund from the investment in the underlying fund by the MFS fund-of-fund. For the six months ended March 31, 2008, these costs for the fund amounted to $551,822 and are reflected in the shareholder servicing costs on the Statement of Operations.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund partially reimburses MFS the costs incurred to provide these services. The fund is charged a fixed amount plus a fee based on average daily net assets. The fund’s annual fixed amount is $17,500.

The administrative services fee incurred for the six months ended March 31, 2008 was equivalent to an annual effective rate of 0.0135% of the fund’s average daily net assets.

In addition to the administrative services provided by MFS to the fund as described above, MFS is responsible for providing certain retirement plan administration and services with respect to certain shares. These services include various administrative, recordkeeping, and communication/educational services with respect to the retirement plans which invest in these shares, and may be provided directly by MFS or by a third party. MFS may subsequently pay all, or a portion, of the retirement plan administration and services fee to affiliated or unaffiliated third parties. For the six months ended March 31, 2008, the fund paid MFS an annual retirement plan administration and services fee up to the following annual percentage rates of each class’ average daily net assets:

	Beginning of period through 12/31/07	Effective 1/01/08	Effective 3/01/08	Annual Effective Rate (g)	Total Amount
Class R1	0.35%	0.35%	—	0.29%	$6,330
Class R2	0.25%	—	—	0.12%	1,107
Class R3	0.15%	—	—	0.08%	3,119
Class R4	0.15%	—	—	0.08%	2,145
Class R5	0.10%	—	—	0.05%	17
Total Retirement Plan Administration and Services Fees					$12,718

37

Notes to Financial Statements (unaudited) – continued

(g)	Effective January 1, 2008, the annual retirement plan administration and services fee was eliminated for Class R2, Class R3, Class R4, and Class R5 shares. Effective March 1, 2008, the annual retirement plan administration and services fee was eliminated for Class R1 shares.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and trustees of the fund are officers or directors of MFS, MFD, and MFSC.

The fund has an unfunded, defined benefit plan for certain retired independent trustees which resulted in a pension expense of $5,274. The fund also has an unfunded retirement benefit deferral plan for certain independent trustees which resulted in a net decrease in expense of $7,830. Both amounts are included in independent trustees’ compensation for the six months ended March 31, 2008. The liability for deferred retirement benefits payable to certain independent trustees under both plans amounted to $238,688 at March 31, 2008, and is included in payable for independent trustees’ compensation.

Deferred Trustee Compensation – Under a Deferred Compensation Plan (the Plan) independent trustees previously were allowed to elect to defer receipt of all or a portion of their annual compensation. Trustees are no longer allowed to defer compensation under the Plan. Amounts previously deferred are treated as though equivalent dollar amounts had been invested in shares of certain MFS funds selected by the trustee. Deferred amounts represent an unsecured obligation of the fund until distributed in accordance with the Plan. Included in other assets and payable for independent trustees’ compensation is $67,948 of deferred trustees’ compensation.

Other – This fund and certain other MFS funds (the funds) have entered into a services agreement (the Agreement) which provides for payment of fees by the funds to Tarantino LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) for the funds. The ICCO is an officer of the funds and the sole member of Tarantino LLC. The funds can terminate the Agreement with Tarantino LLC at any time under the terms of the Agreement. For the six months ended March 31, 2008, the fee paid by the fund to Tarantino LLC was $10,373 and is included in miscellaneous expense on the Statement of Operations. MFS has agreed to reimburse the fund for a portion of the payments made by the fund to Tarantino LLC in the amount of $5,777, which is shown as a reduction of total expenses in the Statement of Operations. Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO.

38

Notes to Financial Statements (unaudited) – continued

The fund may invest in a money market fund managed by MFS which seeks preservation of capital and current income. Income earned on this investment is included in dividends from underlying funds on the Statement of Operations. This money market fund does not pay a management fee to MFS.

(4)	Portfolio Securities

Purchases and sales of investments, other than U.S. government securities, purchased option transactions, and short-term obligations, aggregated $1,234,159,542 and $1,394,013,119, respectively.

(5)	Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 3/31/08		Year ended 9/30/07
	Shares	Amount	Shares	Amount
Shares sold
Class A	3,610,949	$95,137,053	6,110,886	$152,585,319
Class B	179,326	4,305,455	662,402	15,329,226
Class C	87,069	2,121,442	221,548	5,088,905
Class I	1,905,238	49,821,545	2,821,849	70,222,720
Class W	—	—	2,915	76,110
Class R	34,034	901,922	27,450	666,925
Class R1	83,160	2,046,289	153,027	3,541,625
Class R2	46,762	1,171,528	39,784	948,266
Class R3	172,106	4,541,678	289,102	7,135,712
Class R4	44,254	1,170,480	228,996	5,798,879
Class 529A(c)	—	—	1,038	24,973
Class 529B(c)	—	—	243	5,312
Class 529C(c)	—	—	2,094	46,229
	6,162,898	$161,217,392	10,561,334	$261,470,201
Shares issued to shareholders in reinvestment of distributions
Class A	248,450	$6,700,690	148,003	$3,541,712
Class I	304,462	8,354,436	202,388	4,926,117
Class W	64	1,732	25	589
Class R	—	—	114	2,686
Class R1	819	20,354	—	—
Class R2	664	16,561	—	—
Class R3	2,147	56,748	247	5,821
Class R4	1,508	40,543	163	3,883
Class R5	22	581	13	320
Class 529A(c)	—	—	21	496
	558,136	$15,191,645	350,974	$8,481,624

39

Notes to Financial Statements (unaudited) – continued

	Six months ended 3/31/08		Year ended 9/30/07
	Shares	Amount	Shares	Amount
Shares reacquired
Class A	(7,729,018)	$(201,852,839)	(21,106,268)	$(519,014,699)
Class B	(2,314,822)	(55,812,527)	(7,147,834)	(164,908,373)
Class C	(730,274)	(17,531,002)	(2,099,056)	(48,096,444)
Class I	(1,939,984)	(53,093,531)	(2,070,333)	(53,634,468)
Class R	(106,729)	(2,852,507)	(168,546)	(4,133,014)
Class R1	(23,319)	(557,318)	(103,476)	(2,346,514)
Class R2	(6,779)	(160,147)	(19,282)	(440,016)
Class R3	(72,132)	(1,853,318)	(177,753)	(4,331,903)
Class R4	(29,478)	(746,752)	(104,508)	(2,575,224)
Class 529A(c)	—	—	(19,826)	(484,513)
Class 529B(c)	—	—	(6,773)	(152,689)
Class 529C(c)	—	—	(15,989)	(361,731)
	(12,952,535)	$(334,459,941)	(33,039,644)	$(800,479,588)
Net change
Class A	(3,869,619)	$(100,015,096)	(14,847,379)	$(362,887,668)
Class B	(2,135,496)	(51,507,072)	(6,485,432)	(149,579,147)
Class C	(643,205)	(15,409,560)	(1,877,508)	(43,007,539)
Class I	269,716	5,082,450	953,904	21,514,369
Class W	64	1,732	2,939	76,699
Class R	(72,695)	(1,950,585)	(140,982)	(3,463,403)
Class R1	60,660	1,509,325	49,551	1,195,111
Class R2	40,647	1,027,942	20,503	508,250
Class R3	102,121	2,745,108	111,596	2,809,630
Class R4	16,284	464,271	124,651	3,227,538
Class R5	22	581	13	320
Class 529A (c)	—	—	(18,767)	(459,044)
Class 529B (c)	—	—	(6,530)	(147,377)
Class 529C (c)	—	—	(13,895)	(315,502)
	(6,231,501)	$(158,050,904)	(22,127,336)	$(530,527,763)

(c)	Class 529A, Class 529B, and Class 529C shares closed on March 31, 2007.

The fund is one of several mutual funds in which the MFS funds-of-funds may invest. The MFS funds-of-funds do not invest in the underlying MFS funds for the purpose of exercising management or control. At the end of the period, the MFS Moderate Allocation Fund, MFS Growth Allocation Fund, MFS Aggressive Growth Allocation Fund and MFS Conservative Allocation Fund were the owners of record of approximately 14%, 11%, 5% and 5%, respectively, of the value of outstanding voting shares. In addition, the MFS Lifetime Retirement Income Fund, MFS Lifetime 2010 Fund, the MFS Lifetime 2020 Fund, the Lifetime 2030 Fund and the MFS Lifetime 2040 Fund were each the owners of record of less than 1% of the value of outstanding voting shares.

(6)	Line of Credit

The fund and other funds managed by MFS participate in a $1 billion unsecured committed line of credit provided by a syndication of banks under a credit agreement. In addition, the fund and other funds managed by MFS have established uncommitted borrowing arrangements with certain banks.

40

Notes to Financial Statements (unaudited) – continued

Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the Federal Reserve funds rate plus 0.30%. In addition, a commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. For the six months ended March 31, 2008, the fund’s commitment fee and interest expense were $5,441 and $0, respectively, and are included in miscellaneous expense on the Statement of Operations.

(7)	Gain Contingency

The fund’s investment adviser, MFS, was the subject of an administrative proceeding concerning market timing which resulted in the Securities and Exchange Commission (the “SEC”) entering an order approving a settlement with MFS and two of its former officers (the “Settlement Order”). Under the terms of the Settlement Order, MFS transferred $175 million in disgorgement and $50 million in penalty (the “Payments”) to a Fair Fund established by the SEC, from which settlement funds will be distributed to current and former shareholders of the fund and certain other affected MFS retail funds. The Payments will be distributed to shareholders in accordance with a plan developed by an independent distribution consultant (the “IDC”) in consultation with MFS and the Board of Trustees of the MFS retail funds. The plan was approved in July 2007 by the SEC. Pursuant to the distribution plan, after the distributions to eligible shareholders have been made, residual amounts, if any, may be available for distribution to the fund and certain other affected MFS retail funds. Payments made by third parties into other settlement funds to remediate harm caused by the third party’s late or excessive trading in certain MFS funds may also become part of the residual amounts. At this time, the residual amounts, if any, cannot be reasonably estimated and the fund has not accrued an estimate for any amounts to be received.

(8)	Transactions in Underlying Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	8,541,771	315,337,328	(303,394,386)	20,484,713

Underlying Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$385,309	$20,484,713

41

Notes to Financial Statements (unaudited) – continued

(9)	Subsequent Event

On April 18, 2008, Class R shares and Class R2 shares converted into Class R3 shares. After the conversion, Class R3, Class R4, and Class R5 were renamed Class R2, Class R3, and Class R4, respectively.

42

RESULTS OF SHAREHOLDER MEETING

(unaudited)

At a special meeting of shareholders of Class R1 shares of the MFS Research Fund, which was held on February 15, 2008, the following actions were taken:

Item 1: To approve an amendment to the current Master Distribution Plan adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended, with respect to Class R1 Shares of the Fund.

Number of Dollars
For	2,803,886.90
Against	0.00
Abstain	58,180.41

43

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

A discussion regarding the Board’s most recent review and renewal of the Fund’s investment advisory agreement is available by clicking on the fund’s name under “Select a fund” on the MFS Web site (mfs.com).

PROXY VOTING POLICIES AND INFORMATION

A general description of the MFS funds’ proxy voting policies and procedures is available without charge, upon request, by calling 1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. The fund’s Form N-Q is available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

A shareholder can also obtain the quarterly portfolio holdings report at mfs.com.

44

CONTACT US

Web site
mfs.com

MFS TALK
1-800-637-8255
24 hours a day

Account service and literature

Shareholders
1-800-225-2606
8 a.m. to 8 p.m. ET

Investment professionals
1-800-343-2829
8 a.m. to 8 p.m. ET

Retirement plan services
1-800-637-1255
8 a.m. to 8 p.m. ET

Mailing address
MFS Service Center, Inc.
P.O. Box 55824
Boston, MA
02205-5824

Overnight mail
MFS Service Center, Inc.
c/o Boston Financial Data Services
30 Dan Road
Canton, MA 02021-2809

Go paperless with **eDelivery**: Arrange to have MFS® send prospectuses, reports, and proxies directly to your e-mail inbox. You'll get timely information and less clutter in your mailbox (not to mention help your fund save printing and postage costs).

Sign up: If your account is registered with us, simply go to **mfs.com**, log in to your account via MFS® Access, and select the eDelivery sign up options.

If you own your MFS fund shares through a financial institution or a retirement plan, MFS® TALK, MFS Access, and eDelivery may not be available to you.

M F S®
INVESTMENT MANAGEMENT

MFS® Total Return Fund

The report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE •

NO BANK OR CREDIT UNION GUARANTEE • NOT A DEPOSIT •

NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY OR

NCUA/NCUSIF

3/31/08

MTR-SEM

LETTER FROM THE CEO

Dear Shareholders:

Many of our MFS® fund shareholders have been justifiably concerned, as have most investors around the world, about the state of the global economy. As we enter 2008 we see the market volatility that began in the third quarter of 2007 has intensified.

We here at MFS, and those before us who guided the firm with the same disciplined investment process, have weathered many major economic disruptions over our eight-plus decades of managing clients’ investments. We have managed money through the Great Depression, 14 recessions, as well as numerous market crises caused by wars, political upheavals, and terrorist attacks. MFS remains in business because our investors believe in the integrity of our long-term investment strategy and its proven results.

Worries over market volatility are valid, and investors cannot always expect to see the kind of returns stocks have delivered in the bull markets of past years. Yet we believe our strategy of ADR — allocating across the major asset classes, diversifying within each class, and regularly rebalancing your portfolio to maintain your desired allocation — can help you pursue the highest investment returns while minimizing the effects of market fluctuations.

MFS is a world leader in domestic and global investing. Our team approach is research driven, globally integrated, and balanced. We have 176 investment management professionals located in the Americas, Europe, and Asia who focus on the fundamentals of each security and then integrate our sophisticated quantitative approach.* This collaborative process allows us to find opportunities in any market environment.

I personally would like to thank you for your continued business. We want you to be confident that we are constantly managing our fund offerings with you in mind, while adding new products that can help you to choose what fits your unique financial goals.

Respectfully,

Robert J. Manning

Chief Executive Officer and Chief Investment Officer

MFS Investment Management®

May 15, 2008

* as of 12/31/07

The opinions expressed in this letter are subject to change, may not be relied upon for investment advice, and no forecasts can be guaranteed.

PORTFOLIO COMPOSITION

Top ten holdings (i)
Fannie Mae, 5.5%, 30 Year	3.9%
Fannie Mae, 6.0%, 30 Year	2.4%
Exxon Mobil Corp.	2.1%
U.S. Treasury Notes, 5.125%, 2011	1.8%
U.S. Treasury Notes, 4.75%, 2008	1.7%
Lockheed Martin Corp.	1.5%
AT&T, Inc.	1.2%
TOTAL S.A., ADR	1.2%
Bank of America Corp.	1.2%
Allstate Corp.	1.2%

Equity sectors
Financial Services	13.7%
Energy	8.1%
Utilities & Communications	6.8%
Consumer Staples	5.4%
Industrial Goods & Services	5.3%
Health Care	5.0%
Retailing	3.7%
Technology	3.1%
Leisure	1.9%
Autos & Housing	1.8%
Basic Materials	1.7%
Special Products & Services	1.1%
Transportation	0.7%

Fixed income sectors (i)
Mortgage-Backed Securities	16.4%
U.S. Treasury Securities	9.4%
High Grade Corporates	9.0%
Commercial Mortgage-Backed Securities	1.9%
U.S. Government Agencies	1.5%
Non U.S. Government Bonds	1.1%
Municipal Bonds	0.6%
Asset-Backed Securities	0.4%
Emerging Market Bonds	0.4%
High Yield Corporates	0.1%
Collateralized Debt Obligations (o)	0.0%
Residential Mortgage-Backed Securities (o)	0.0%

(i)	For purposes of this presentation, the bond component includes accrued interest amounts and may be positively or negatively impacted by the equivalent exposure from any derivative holdings, if applicable.
(o)	Less than 0.1%

Percentages are based on net assets as of 3/31/08, unless otherwise noted.

The portfolio is actively managed and current holdings may be different.

EXPENSE TABLE

Fund expenses borne by the shareholders during the period, October 1, 2007 through March 31, 2008

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period October 1, 2007 through March 31, 2008.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expense Table – continued

Class		Annualized Expense Ratio	Beginning Account Value 10/01/07	Ending Account Value 3/31/08	Expenses Paid During Period (p) 10/01/07-3/31/08
A	Actual	0.87%	$1,000.00	$935.02	$4.21
	Hypothetical (h)	0.87%	$1,000.00	$1,020.65	$4.39
B	Actual	1.52%	$1,000.00	$932.50	$7.34
	Hypothetical (h)	1.52%	$1,000.00	$1,017.40	$7.67
C	Actual	1.52%	$1,000.00	$932.18	$7.34
	Hypothetical (h)	1.52%	$1,000.00	$1,017.40	$7.67
I	Actual	0.52%	$1,000.00	$937.29	$2.52
	Hypothetical (h)	0.52%	$1,000.00	$1,022.40	$2.63
R	Actual	1.02%	$1,000.00	$934.97	$4.93
	Hypothetical (h)	1.02%	$1,000.00	$1,019.90	$5.15
R1	Actual	1.60%	$1,000.00	$932.27	$7.73
	Hypothetical (h)	1.60%	$1,000.00	$1,017.00	$8.07
R2	Actual	1.13%	$1,000.00	$934.40	$5.46
	Hypothetical (h)	1.13%	$1,000.00	$1,019.35	$5.70
R3	Actual	1.09%	$1,000.00	$934.77	$5.27
	Hypothetical (h)	1.09%	$1,000.00	$1,019.55	$5.50
R4	Actual	0.84%	$1,000.00	$935.79	$4.07
	Hypothetical (h)	0.84%	$1,000.00	$1,020.80	$4.24
R5	Actual	0.57%	$1,000.00	$937.09	$2.76
	Hypothetical (h)	0.57%	$1,000.00	$1,022.15	$2.88
529A	Actual	1.12%	$1,000.00	$933.79	$5.41
	Hypothetical (h)	1.12%	$1,000.00	$1,019.40	$5.65
529B	Actual	1.77%	$1,000.00	$931.44	$8.55
	Hypothetical (h)	1.77%	$1,000.00	$1,016.15	$8.92
529C	Actual	1.77%	$1,000.00	$931.71	$8.55
	Hypothetical (h)	1.77%	$1,000.00	$1,016.15	$8.92

(h)	5% class return per year before expenses.
(p)	Expenses paid is equal to each class’ annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year. Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.

Effective January 1, 2008, the fund’s Class R2, Class R3, Class R4, and Class R5 retirement plan administration and service fee was terminated (as described in Note 3 of the Notes to the Financial Statements). Had this fee change been in effect throughout the entire six month period, the annualized expense ratios would have been 1.02%, 1.01%, 0.76% and 0.52% for Class R2, Class R3, Class R4 and

Expense Table – continued

Class R5 shares respectively. The actual expenses paid during the period would have been approximately $4.95, $4.90, $3.69, and $2.53 and the hypothetical expenses paid during the period would have been approximately $5.16, $5.11, $3.85 and $2.64 for Class R2, Class R3, Class R4 and Class R5 shares, respectively.

Effective March 1, 2008 the fund’s Class R1 retirement plan administration and service fee was terminated and the Class R1 distribution fee was increased (as described in Note 3 of the Notes to the Financial Statements). Had these fee changes been in effect throughout the entire six month period, the annualized expense ratio would have been 1.52%. The actual expenses paid during the period would have been approximately $7.37 and the hypothetical expenses paid during the period would have been approximately $7.69.

Effective April 1, 2008 the fund’s Class 529A, 529B, and 529C shares program manager fee was reduced (as described in Note 3 of the Notes to Financial Statements). Had this fee change been in effect throughout the entire six month period, the annualized expense ratio would have been 0.97%, 1.62% and 1.62% for Class 529A, 529B and 529C shares, respectively. The actual expenses paid during the period would have been approximately $4.71,$7.85 and $7.85 and the hypothetical expenses paid during the period would have been approximately $4.91, $8.19 and $8.19 for Class 529A, Class 529B and Class 529C shares, respectively.

Note to Shareholders: On April 18, 2008, Class R shares and Class R2 shares converted into Class R3 shares. After the conversion, Class R3, Class R4, and Class R5 were renamed Class R2, Class R3, and Class R4, respectively.

PORTFOLIO OF INVESTMENTS

3/31/08 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Common Stocks - 58.3%
Issuer	Shares/Par	Value ($)

Aerospace - 2.7%
Lockheed Martin Corp.	1,467,190	$145,691,958
Northrop Grumman Corp.	387,210	30,128,810
Raytheon Co.	86,110	5,563,567
United Technologies Corp.	1,123,380	77,311,012

		$258,695,347
Alcoholic Beverages - 0.6%
Diageo PLC	2,205,332	$44,430,321
Heineken N.V.	240,700	13,976,846

		$58,407,167
Apparel Manufacturers - 0.7%
NIKE, Inc., “B”	915,460	$62,251,280

Automotive - 0.6%
Harley-Davidson, Inc.	390,830	$14,656,125
Johnson Controls, Inc.	1,285,470	43,448,886

		$58,105,011
Biotechnology - 0.4%
Amgen, Inc. (a)	461,127	$19,265,886
Genzyme Corp. (a)	307,050	22,887,507

		$42,153,393
Broadcasting - 0.9%
E.W. Scripps Co., “A”	127,710	$5,365,097
Omnicom Group, Inc.	801,970	35,431,035
Walt Disney Co.	1,093,170	34,303,675
WPP Group PLC	669,820	7,982,600

		$83,082,407
Brokerage & Asset Managers - 2.0%
E*TRADE Financial Corp. (a)(l)	2,243,890	$8,661,415
Franklin Resources, Inc.	483,800	46,923,762
Goldman Sachs Group, Inc.	340,560	56,325,218
KKR Private Equity Investors LP, IEU (z)	474,330	5,857,976
Legg Mason, Inc.	215,080	12,040,178
Lehman Brothers Holdings, Inc.	723,070	27,216,355
Merrill Lynch & Co., Inc.	829,360	33,788,126

		$190,813,030

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Business Services - 1.1%
Accenture Ltd., “A”	799,090	$28,103,995
Automatic Data Processing, Inc.	488,050	20,688,440
Fidelity National Information Services, Inc.	436,390	16,643,915
Visa, Inc. (a)	614,800	38,338,928

		$103,775,278
Cable TV - 0.3%
Time Warner Cable, Inc. (a)	1,015,500	$25,367,190

Chemicals - 0.7%
3M Co.	109,620	$8,676,423
PPG Industries, Inc.	949,000	57,423,990

		$66,100,413
Computer Software - 0.7%
Oracle Corp. (a)	3,389,350	$66,295,686
Synopsys, Inc. (a)	39,080	887,507

		$67,183,193
Computer Software - Systems - 1.4%
Hewlett-Packard Co.	777,750	$35,512,065
International Business Machines Corp.	815,150	93,856,371

		$129,368,436
Construction - 0.9%
D.R. Horton, Inc.	844,920	$13,307,490
Masco Corp.	1,246,730	24,722,656
Pulte Homes, Inc.	764,810	11,127,986
Sherwin-Williams Co.	217,990	11,126,210
Toll Brothers, Inc. (a)	1,110,350	26,071,018

		$86,355,360
Consumer Goods & Services - 1.0%
Clorox Co.	467,240	$26,464,474
Procter & Gamble Co.	974,661	68,294,496

		$94,758,970
Containers - 0.0%
Smurfit-Stone Container Corp. (a)	316,170	$2,434,509

Electrical Equipment - 1.5%
General Electric Co.	2,044,850	$75,679,899
Rockwell Automation, Inc.	203,860	11,705,641

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Electrical Equipment - continued
W.W. Grainger, Inc.	470,870	$35,969,759
WESCO International, Inc. (a)	484,742	17,688,236

		$141,043,535
Electronics - 0.9%
Flextronics International Ltd. (a)	1,436,610	$13,489,768
Intel Corp.	2,871,300	60,814,134
Samsung Electronics Co. Ltd., GDR	36,305	11,336,236

		$85,640,138
Energy-Independent - 2.3%
Anadarko Petroleum Corp.	267,680	$16,871,870
Apache Corp.	783,580	94,672,136
Devon Energy Corp.	703,635	73,410,240
EOG Resources, Inc.	156,170	18,740,400
Sunoco, Inc.	287,950	15,108,737

		$218,803,383
Energy - Integrated - 5.4%
Chevron Corp.	197,285	$16,840,248
ConocoPhillips	320,900	24,455,789
Exxon Mobil Corp.	2,309,798	195,362,715
Hess Corp.	1,079,960	95,230,873
Marathon Oil Corp.	1,163,360	53,049,216
Royal Dutch Shell PLC, ADR	139,000	9,588,220
TOTAL S.A., ADR	1,555,760	115,141,798

		$509,668,859
Engineering - Construction - 0.0%
North American Energy Partners, Inc. (a)	220,880	$3,388,299

Food & Beverages - 2.5%
General Mills, Inc.	1,337,310	$80,078,123
Hain Celestial Group, Inc. (a)	31,490	928,955
Kellogg Co.	728,220	38,275,243
Nestle S.A.	159,653	79,750,165
PepsiCo, Inc.	555,530	40,109,266

		$239,141,752
Food & Drug Stores - 1.4%
CVS Caremark Corp.	1,560,389	$63,211,358
Kroger Co.	603,850	15,337,790
Safeway, Inc.	972,260	28,535,831

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Food & Drug Stores - continued
Walgreen Co.	674,950	$25,708,846

		$132,793,825
Forest & Paper Products - 0.2%
MeadWestvaco Corp.	621,350	$16,913,147

Furniture & Appliances - 0.3%
Jarden Corp. (a)	830,045	$18,045,178
Whirlpool Corp.	145,540	12,629,961

		$30,675,139
Gaming & Lodging - 0.7%
Royal Caribbean Cruises Ltd.	1,663,420	$54,726,518
Wyndham Worldwide	550,610	11,386,615

		$66,113,133
General Merchandise - 1.1%
Macy’s, Inc.	3,547,820	$81,812,729
Stage Stores, Inc.	50,400	816,480
Wal-Mart Stores, Inc.	413,820	21,800,038

		$104,429,247
Health Maintenance Organizations - 0.7%
UnitedHealth Group, Inc.	717,760	$24,662,234
WellPoint, Inc. (a)	865,970	38,215,256

		$62,877,490
Insurance - 5.0%
Allstate Corp.	2,262,330	$108,727,580
American International Group, Inc.	315,060	13,626,345
Aon Corp.	139,600	5,611,920
Aspen Insurance Holdings Ltd.	23,700	625,206
Chubb Corp.	234,330	11,594,648
Conseco, Inc. (a)	1,715,303	17,496,091
Genworth Financial, Inc., “A”	3,769,003	85,330,228
Hartford Financial Services Group, Inc.	572,845	43,404,466
Max Capital Group Ltd.	698,130	18,284,025
MBIA, Inc.	784,230	9,583,291
MetLife, Inc.	1,740,800	104,900,608
PartnerRe Ltd.	7,840	598,192
Principal Financial Group, Inc.	165,630	9,228,904
Prudential Financial, Inc.	167,110	13,076,358
Travelers Cos., Inc.	597,807	28,605,065

		$470,692,927

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Machinery & Tools - 1.1%
Eaton Corp.	72,340	$5,763,328
Ingersoll-Rand Co. Ltd., “A”	995,740	44,390,089
Kennametal, Inc.	539,590	15,880,134
Timken Co.	1,107,561	32,916,713

		$98,950,264
Major Banks - 4.8%
Bank of America Corp.	3,031,054	$114,907,257
Bank of New York Mellon Corp.	2,111,548	88,114,898
JPMorgan Chase & Co.	2,183,671	93,788,669
PNC Financial Services Group, Inc.	973,620	63,840,263
State Street Corp.	602,250	47,577,750
SunTrust Banks, Inc.	621,400	34,263,996
UnionBanCal Corp.	192,020	9,424,342

		$451,917,175
Medical & Health Technology & Services - 0.1%
DaVita, Inc. (a)	221,860	$10,596,034
Medassets, Inc. (a)	37,380	553,972

		$11,150,006
Medical Equipment - 0.5%
Advanced Medical Optics, Inc. (a)	800,610	$16,252,383
Boston Scientific Corp. (a)	1,589,560	20,457,637
Cooper Cos., Inc.	196,610	6,769,282

		$43,479,302
Metals & Mining - 0.3%
Allegheny Technologies, Inc.	167,270	$11,936,387
Cameco Corp.	163,460	5,384,372
Century Aluminum Co. (a)	229,684	15,214,268

		$32,535,027
Natural Gas - Distribution - 0.5%
Sempra Energy	910,097	$48,489,968

Natural Gas - Pipeline - 0.6%
El Paso Corp.	1,193,300	$19,856,512
Williams Cos., Inc.	1,087,950	35,880,591

		$55,737,103
Network & Telecom - 0.1%
Cisco Systems, Inc. (a)	84,220	$2,028,860

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Network & Telecom - continued
Nortel Networks Corp. (a)	443,447	$2,966,660

		$4,995,520
Oil Services - 0.4%
Halliburton Co.	283,480	$11,149,268
Noble Corp.	495,120	24,592,610

		$35,741,878
Other Banks & Diversified Financials - 1.9%
American Capital Strategies Ltd. (l)	152,550	$5,211,108
American Express Co.	794,430	34,732,480
Citigroup, Inc.	2,248,253	48,157,579
New York Community Bancorp, Inc.	2,869,817	52,288,066
UBS AG	573,560	16,518,528
UBS AG	809,676	23,521,314

		$180,429,075
Pharmaceuticals - 3.3%
Abbott Laboratories	157,380	$8,679,507
GlaxoSmithKline PLC	431,050	9,111,641
Johnson & Johnson	1,355,360	87,922,203
Merck & Co., Inc.	1,899,080	72,070,086
Merck KGaA (l)	131,550	16,209,826
Pfizer, Inc.	554,170	11,598,778
Wyeth	2,442,008	101,978,254

		$307,570,295
Railroad & Shipping - 0.5%
Burlington Northern Santa Fe Corp.	361,890	$33,373,496
Norfolk Southern Corp.	307,370	16,696,338

		$50,069,834
Real Estate - 0.0%
Apartment Investment & Management, REIT	21,500	$769,915
DiamondRock Hospitality Co., REIT	32,000	405,440
Health Care Reit, Inc.	17,990	811,889
Mack-Cali Realty Corp., REIT	43,370	1,548,743

		$3,535,987
Restaurants - 0.0%
Panera Bread Co., “A” (a)(l)	10,020	$419,738

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Specialty Chemicals - 0.5%
Air Products & Chemicals, Inc.	373,640	$34,374,880
Praxair, Inc.	92,900	7,824,967

		$42,199,847
Specialty Stores - 0.5%
Advance Auto Parts, Inc.	115,430	$3,930,392
PetSmart, Inc.	362,780	7,415,223
Staples, Inc.	1,466,300	32,419,893

		$43,765,508
Telecommunications - Wireless - 0.2%
Vodafone Group PLC	5,986,983	$17,914,679

Telephone Services - 2.5%
AT&T, Inc.	3,079,598	$117,948,603
Embarq Corp.	1,440,547	57,765,935
Qwest Communications International, Inc.	8,030,260	36,377,078
TELUS Corp.	179,200	7,536,734
Verizon Communications, Inc.	518,012	18,881,537

		$238,509,887
Tobacco - 1.3%
Altria Group, Inc.	1,597,550	$35,465,610
Philip Morris International, Inc. (a)	1,808,150	91,456,227

		$126,921,837
Trucking - 0.2%
United Parcel Service, Inc., “B”	298,920	$21,827,138

Utilities - Electric Power - 3.0%
American Electric Power Co., Inc.	730,190	$30,397,810
CMS Energy Corp.	379,750	5,141,815
Dominion Resources, Inc.	544,048	22,218,920
DPL, Inc.	947,550	24,295,182
Entergy Corp.	140,280	15,301,742
FPL Group, Inc.	866,600	54,370,484
NRG Energy, Inc. (a)	718,490	28,013,925
Pepco Holdings, Inc.	526,620	13,018,046
PG&E Corp.	1,271,640	46,821,785
PPL Corp.	130,670	6,000,366
Public Service Enterprise Group, Inc.	868,060	34,887,331

		$280,467,406
Total Common Stocks (Identified Cost, $5,180,679,820)		$5,507,659,332

Portfolio of Investments (unaudited) – continued

Bonds – 40.4%
Issuer	Shares/Par	Value ($)

Agency - Other – 0.0%
Financing Corp., 9.65%, 2018	$2,850,000	$4,168,535

Asset Backed & Securitized – 2.4%
Banc of America Commercial Mortgage, Inc., FRN, 5.482%, 2049	$3,216,373	$2,887,791
Bayview Financial Revolving Mortgage Loan Trust, FRN, 3.477%, 2040 (z)	10,340,000	7,444,800
BlackRock Capital Finance LP, 7.75%, 2024 (n)	1,112,833	667,700
Capital Trust Realty CDO Ltd., 5.16%, 2035 (z)	2,400,000	2,259,375
Chase Commercial Mortgage Securities Corp., 7.543%, 2032	484,910	488,716
Countrywide Asset-Backed Certificates, FRN, 4.823%, 2031	1,799,231	1,801,125
Countrywide Asset-Backed Certificates, FRN, 5.689%, 2034	6,450,000	5,843,018
Countrywide Asset-Backed Certificates, FRN, 4.575%, 2035	92,038	91,603
Credit Suisse Commercial Mortgage Trust, 5.509%, 2039	8,321,579	7,553,334
Credit Suisse Mortgage Capital Certificate, 5.343%, 2039	5,822,867	5,208,343
Falcon Franchise Loan LLC, 7.382%, 2022 (n)	77,087	76,750
GE Commercial Mortgage Corp., FRN, 5.338%, 2044	7,580,000	6,937,812
GMAC Mortgage Corp. Loan Trust, FRN, 5.805%, 2036	7,534,000	5,769,598
Greenwich Capital Commercial Funding Corp., 4.305%, 2042	5,165,031	5,095,340
Greenwich Capital Commercial Funding Corp., FRN, 5.317%, 2036	3,468,895	3,459,106
JPMorgan Chase Commercial Mortgage Securities Corp., 4.78%, 2042	9,444,000	8,834,306
JPMorgan Chase Commercial Mortgage Securities Corp., 5.372%, 2047	11,670,000	10,479,362
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 4.948%, 2037	9,800,000	9,243,969
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 5.21%, 2041	2,279,327	2,295,402
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 5.475%, 2043	6,980,000	6,902,287
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 5.875%, 2045	7,270,000	7,388,442
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 5.038%, 2046	11,782,189	11,648,097
Merrill Lynch Mortgage Trust, FRN, 5.829%, 2050	5,520,000	3,682,797
Merrill Lynch/Countrywide Commercial Mortgage Trust, FRN, 5.476%, 2039	6,500,000	6,008,233
Morgan Stanley Capital I, Inc., 5.168%, 2042	4,603,980	4,611,626
Morgan Stanley Capital I, Inc., FRN, 0.364%, 2030 (i)(n)	207,635,841	1,673,711
Multi-Family Capital Access One, Inc., 6.65%, 2024	1,391,971	1,396,113
Residential Asset Mortgage Products, Inc., 4.109%, 2035	1,492,631	1,490,111
Residential Asset Mortgage Products, Inc., FRN, 4.971%, 2034	5,243,000	5,224,281
Residential Funding Mortgage Securities, Inc., FRN, 5.32%, 2024	8,242,000	4,962,646

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Asset Backed & Securitized - continued
Spirit Master Funding LLC, 5.05%, 2023 (z)	$9,411,030	$8,834,040
Structured Asset Securities Corp., FRN, 4.67%, 2035	10,836,053	10,436,500
Wachovia Bank Commercial Mortgage Trust, 4.75%, 2044	7,432,000	6,939,328
Wachovia Bank Commercial Mortgage Trust, FRN, 4.847%, 2041	11,645,000	11,408,509
Wachovia Bank Commercial Mortgage Trust, FRN, 5.083%, 2042	11,945,166	11,834,572
Wachovia Bank Commercial Mortgage Trust, FRN, 5.118%, 2042	12,150,000	12,006,221
Wachovia Bank Commercial Mortgage Trust, FRN, 5.513%, 2043	3,642,000	2,381,595
Wachovia Bank Commercial Mortgage Trust, FRN, 5.958%, 2045	9,160,000	8,681,330
Wachovia Bank Commercial Mortgage Trust, FRN, 5.795%, 2045	9,830,000	9,123,235

		$223,071,124
Automotive - 0.1%
Johnson Controls, Inc., 5.5%, 2016	$9,612,000	$9,795,781

Broadcasting - 0.2%
CBS Corp., 6.625%, 2011	$8,518,000	$8,688,692
Hearst-Argyle Television, Inc., 7.5%, 2027	3,800,000	3,878,143
News America, Inc., 8.5%, 2025	5,903,000	6,845,538

		$19,412,373
Brokerage & Asset Managers - 0.5%
Goldman Sachs Group, Inc., 5.625%, 2017	$11,272,000	$10,813,511
Lehman Brothers Holdings, Inc., 6.5%, 2017	11,310,000	10,740,496
Merrill Lynch & Co., Inc., 6.11%, 2037	7,900,000	6,244,207
Morgan Stanley, 5.75%, 2016	6,120,000	5,918,040
Morgan Stanley Group, Inc., 6.75%, 2011	8,407,000	8,812,310

		$42,528,564
Building - 0.1%
CRH America, Inc., 6.95%, 2012	$8,021,000	$8,405,519

Business Services - 0.1%
Xerox Corp., 5.5%, 2012	$5,100,000	$5,142,952

Cable TV - 0.2%
Cox Communications, Inc., 4.625%, 2013	$9,350,000	$8,980,572
Time Warner Entertainment Co. LP, 8.375%, 2033	7,170,000	8,067,562

		$17,048,134
Chemicals - 0.1%
PPG Industries, Inc., 5.75%, 2013	$9,538,000	$9,839,639

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Conglomerates - 0.2%
General Electric Co., 5.25%, 2017	$5,160,000	$5,152,879
Kennametal, Inc., 7.2%, 2012	8,542,000	9,356,762

		$14,509,641
Consumer Goods & Services - 0.2%
Fortune Brands, Inc., 5.125%, 2011	$9,914,000	$9,925,471
Western Union Co., 5.4%, 2011	13,050,000	13,367,741

		$23,293,212
Defense Electronics - 0.1%
BAE Systems Holdings, Inc., 5.2%, 2015 (n)	$8,973,000	$9,093,633

Electronics - 0.1%
Tyco Electronics Ltd., 6.55%, 2017 (n)	$7,980,000	$8,364,748

Emerging Market Quasi-Sovereign - 0.1%
Ras Laffan Liquefied Natural Gas Co. Ltd., 5.832%, 2016 (n)	$6,340,000	$6,296,444

Emerging Market Sovereign - 0.1%
State of Israel, 4.625%, 2013	$6,850,000	$7,026,826

Energy - Independent - 0.1%
Nexen, Inc., 5.875%, 2035	$2,117,000	$1,926,512
Ocean Energy, Inc., 7.25%, 2011	8,780,000	9,689,468

		$11,615,980
Financial Institutions - 0.5%
American Express Co., 5.5%, 2016	$11,996,000	$11,585,365
Capital One Financial Corp., 6.15%, 2016	8,680,000	7,289,082
Capmark Financial Group, Inc., 5.875%, 2012 (n)	3,610,000	2,287,209
CIT Group, Inc., 6.1% to 2017, FRN to 2067	1,130,000	503,426
General Electric Capital Corp., 5.45%, 2013	2,383,000	2,495,926
General Electric Capital Corp., 5.375%, 2016	3,979,000	4,040,448
HSBC Finance Corp., 5.25%, 2011	8,925,000	8,894,209
ORIX Corp., 5.48%, 2011	13,060,000	12,646,664

		$49,742,329
Food & Beverages - 0.3%
Diageo Finance B.V., 5.5%, 2013	$14,470,000	$15,176,585
Miller Brewing Co., 5.5%, 2013 (n)	16,686,000	17,734,198

		$32,910,783

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Food & Drug Stores - 0.1%
CVS Caremark Corp., 6.125%, 2016	$6,630,000	$6,913,399

Gaming & Lodging - 0.2%
Marriott International, Inc., 6.375%, 2017	$10,090,000	$10,016,202
Wyndham Worldwide Corp., 6%, 2016	6,562,000	5,993,127

		$16,009,329
Insurance - 0.2%
American International Group, Inc., 6.25%, 2087	$9,130,000	$7,396,259
ING Groep N.V., 5.775% to 2015, FRN to 2049	8,503,000	7,244,326
MetLife, Inc., 6.4%, 2066	7,680,000	6,102,835

		$20,743,420
Insurance - Property & Casualty - 0.4%
Allstate Corp., 5.55%, 2035	$8,842,000	$7,449,765
Chubb Corp., 6.375% to 2017, FRN to 2037	12,830,000	11,950,901
Fund American Cos., Inc., 5.875%, 2013	6,030,000	6,285,684
ZFS Finance USA Trust IV, FRN, 5.875%, 2062 (n)	2,640,000	2,496,938
ZFS Finance USA Trust V, 6.5% to 2017, FRN to 2037 (n)	11,610,000	10,477,282

		$38,660,570
International Market Quasi-Sovereign - 0.2%
Hydro-Quebec, 6.3%, 2011	$16,520,000	$18,059,730

International Market Sovereign - 0.1%
Province of Ontario, 5%, 2011	$13,130,000	$14,048,811

Machinery & Tools - 0.1%
Atlas Copco AB, 5.6%, 2017 (n)	$9,680,000	$9,658,704

Major Banks - 0.6%
Bank of America Corp., 5.49%, 2019	$4,135,000	$4,007,183
BNP Paribas, 7.195% to 2037, FRN to 2049 (n)	3,200,000	2,834,141
DBS Capital Funding Corp., 7.657% to 2011, FRN to 2049 (n)	7,327,000	7,364,544
MUFG Capital Finance 1 Ltd., 6.346% to 2016, FRN to 2049	9,180,000	7,480,773
Natexis AMBS Co. LLC, 8.44% to 2008, FRN to 2049 (n)	2,712,000	2,747,280
PNC Funding Corp., 5.625%, 2017	6,510,000	6,202,565
Royal Bank of Scotland Group PLC, 6.99% to 2017, FRN to 2049 (n)	2,060,000	1,748,734
UniCredito Italiano Capital Trust II, 9.2% to 2010, FRN to 2049 (n)	11,444,000	11,275,773
Unicredito Luxembourg Finance S.A., 6%, 2017 (n)	8,740,000	8,658,115
Wachovia Corp., 5.25%, 2014	4,613,000	4,556,417

		$56,875,525

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Medical & Health Technology & Services - 0.3%
Baxter International, Inc., 5.9%, 2016	$7,640,000	$8,064,104
Cardinal Health, Inc., 6.3%, 2016	4,803,000	4,825,320
Covidien Ltd., 6%, 2017 (n)	3,660,000	3,772,373
HCA, Inc., 8.75%, 2010	742,000	742,000
Hospira, Inc., 5.55%, 2012	3,080,000	3,183,602
Hospira, Inc., 6.05%, 2017	10,978,000	10,880,592

		$31,467,991
Metals & Mining - 0.1%
Vale Overseas Ltd., 6.25%, 2017	$9,400,000	$9,361,253

Mortgage Backed - 16.3%
Fannie Mae, 6.33%, 2011	$1,511,456	$1,635,836
Fannie Mae, 3.876%, 2013	1,017,420	996,384
Fannie Mae, 3.886%, 2013	3,226,645	3,180,793
Fannie Mae, 4.667%, 2013	685,408	697,467
Fannie Mae, 4.518%, 2014	6,880,953	6,913,214
Fannie Mae, 4.56%, 2014	373,441	374,907
Fannie Mae, 4.63%, 2014	2,531,263	2,548,614
Fannie Mae, 4.76%, 2014	202,263	205,471
Fannie Mae, 4.839%, 2014	4,835,681	4,924,185
Fannie Mae, 4.88%, 2014 - 2020	1,699,668	1,727,023
Fannie Mae, 4.543%, 2015	674,308	670,315
Fannie Mae, 4.78%, 2015	2,418,969	2,415,334
Fannie Mae, 4.925%, 2015	15,821,599	16,113,027
Fannie Mae, 5.19%, 2015	1,402,448	1,442,655
Fannie Mae, 4.92%, 2016	2,000,000	2,013,817
Fannie Mae, 4.881%, 2017	2,501,000	2,510,654
Fannie Mae, 5.5%, 2017 - 2037	414,492,033	420,295,707
Fannie Mae, 6%, 2017 - 2037	245,824,237	252,686,839
Fannie Mae, 4.5%, 2018 - 2035	65,575,256	64,944,946
Fannie Mae, 5%, 2018 - 2035	140,953,640	140,828,182
Fannie Mae, 7.5%, 2030 - 2032	1,492,729	1,612,063
Fannie Mae, 6.5%, 2031 - 2037	70,685,980	73,562,078
Freddie Mac, 6%, 2016 - 2037	107,153,195	110,324,231
Freddie Mac, 5%, 2017 - 2035	136,689,834	136,444,824
Freddie Mac, 4.5%, 2019 - 2035	25,888,732	25,559,343
Freddie Mac, 5.5%, 2019 - 2036	111,195,853	112,837,623
Freddie Mac, TBA, 5.5%, 2037	18,972,000	19,155,801
Freddie Mac, 6.5%, 2034 - 2037	28,092,525	29,206,149
Ginnie Mae, 5.5%, 2032 - 2035	36,991,624	37,809,084
Ginnie Mae, 6%, 2032 - 2038	31,234,070	32,297,956
Ginnie Mae, 4.5%, 2033 - 2034	8,479,364	8,216,161

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Mortgage Backed - continued
Ginnie Mae, 5%, 2033 - 2034	$8,854,192	$8,860,677
Ginnie Mae, TBA, 5.5%, 2038	18,781,000	19,188,923

		$1,542,200,283
Municipals - 0.6%
Broward County, FL, Parks & Land Preservation Project, 5%, 2014 (c)	$4,965,000	$5,427,589
California Educational Facilities Authority Rev. (Stanford University), “T-1”, 5%, 2039	10,995,000	11,186,533
Gwinnett County, GA, Development Authority, COP, MBIA, 5.25%, 2014 (c)	4,010,000	4,458,037
Massachusetts Bay Transportation Authority, 5.25%, 2017	7,950,000	8,880,468
Massachusetts Health & Educational Facilities Authority Rev. (Boston College), 5.5%, 2030	4,210,000	4,525,119
Massachusetts Health & Educational Facilities Authority Rev. (Boston College), 5.5%, 2035	6,685,000	7,178,219
Mesa, AZ, Utility System Rev., FSA, 4.75%, 2015 (c)	4,340,000	4,751,128
Metropolitan Transportation Authority, NY, “B”, FSA, 5.25%, 2026	7,145,000	7,591,991
University of Texas, Permanent University Fund, “B”, 5%, 2014 (c)	4,965,000	5,478,828

		$59,477,912
Natural Gas - Pipeline - 0.3%
CenterPoint Energy, Inc., 7.875%, 2013	$6,965,000	$7,737,210
Enterprise Products Operating LLC, 6.5%, 2019	5,070,000	5,063,206
Kinder Morgan Energy Partners LP, 6.75%, 2011	8,013,000	8,394,555
Kinder Morgan Energy Partners LP, 7.75%, 2032	2,520,000	2,682,968
Spectra Energy Capital LLC, 8%, 2019	5,327,000	6,022,344

		$29,900,283
Network & Telecom - 0.7%
AT&T, Inc., 6.5%, 2037	$9,194,000	$9,094,631
BellSouth Corp., 6.55%, 2034	8,131,000	7,987,179
Deutsche Telekom International Finance B.V., 5.75%, 2016	11,261,000	11,133,458
Telecom Italia Capital, 5.25%, 2013	4,186,000	3,911,357
Telefonica Europe B.V., 7.75%, 2010	4,400,000	4,720,052
TELUS Corp., 8%, 2011	11,527,000	12,536,638
Verizon New York, Inc., 6.875%, 2012	19,974,000	21,006,716

		$70,390,031
Oil Services - 0.1%
Weatherford International Ltd., 6.35%, 2017	$2,900,000	$2,999,635
Weatherford International Ltd., 6%, 2018	6,883,000	6,918,854

		$9,918,489

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Oils - 0.1%
Valero Energy Corp., 6.875%, 2012	$12,750,000	$13,705,370

Other Banks & Diversified Financials - 0.6%
Commonwealth Bank, 5%, 2012 (n)	$10,026,000	$10,473,992
Mizuho Capital Investment 1 Ltd., 6.686% to 2016, FRN to 2049 (n)	5,268,000	4,462,096
Nordea Bank AB, 5.424% to 2015, FRN to 2049 (n)	5,684,000	5,333,161
UBS Preferred Funding Trust V, 6.243% to 2016, FRN to 2049	12,360,000	10,337,632
UFJ Finance Aruba AEC, 6.75%, 2013	9,069,000	10,088,129
Woori Bank, 6.125% to 2011, FRN to 2016 (n)	15,472,000	15,199,012

		$55,894,022
Pharmaceuticals - 0.1%
Allergan, Inc., 5.75%, 2016	$9,860,000	$10,159,024

Pollution Control - 0.1%
Waste Management, Inc., 7.375%, 2010	$7,332,000	$7,724,284

Railroad & Shipping - 0.1%
CSX Corp., 6.75%, 2011	$618,000	$652,454
CSX Corp., 7.9%, 2017	6,220,000	6,886,025

		$7,538,479
Real Estate - 0.4%
Boston Properties, Inc., REIT, 5%, 2015	$2,006,000	$1,787,651
HRPT Properties Trust, REIT, 6.25%, 2016	11,278,000	10,205,801
Kimco Realty Corp., REIT, 6%, 2012	1,750,000	1,733,284
ProLogis, REIT, 5.75%, 2016	11,170,000	10,255,367
Simon Property Group, Inc., REIT, 5.1%, 2015	11,785,000	10,826,773
Vornado Realty Trust, REIT, 4.75%, 2010	5,141,000	4,943,976

		$39,752,852
Retailers - 0.3%
Federated Retail Holdings, Inc., 5.35%, 2012	$2,980,000	$2,839,323
Home Depot, Inc., 5.25%, 2013	3,335,000	3,262,994
Limited Brands, Inc., 5.25%, 2014	8,431,000	7,169,410
Wal-Mart Stores, Inc., 5.25%, 2035	12,347,000	10,927,354

		$24,199,081
Supermarkets - 0.1%
Kroger Co., 5%, 2013	$3,210,000	$3,227,835
Kroger Co., 6.4%, 2017	2,010,000	2,121,302

		$5,349,137
Supranational - 0.7%
European Investment Bank, 5.125%, 2017	$61,653,000	$67,221,006

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Telecommunications - Wireless - 0.2%
Cingular Wireless LLC, 6.5%, 2011	$3,924,000	$4,165,353
Nextel Communications, Inc., 5.95%, 2014	11,430,000	8,458,200
Vodafone Group PLC, 5.625%, 2017	1,987,000	1,932,063

		$14,555,616
U.S. Government Agencies - 1.4%
Aid-Egypt, 4.45%, 2015	$9,559,000	$9,920,999
Fannie Mae, 6.625%, 2009	28,113,000	29,859,633
Freddie Mac, 5.5%, 2017 (l)	44,400,000	48,972,534
Small Business Administration, 8.8%, 2011	20,546	20,844
Small Business Administration, 4.35%, 2023	1,762,942	1,732,004
Small Business Administration, 4.77%, 2024	4,597,596	4,617,846
Small Business Administration, 4.99%, 2024	6,490,776	6,558,759
Small Business Administration, 5.18%, 2024	7,389,043	7,545,701
Small Business Administration, 5.52%, 2024	4,616,611	4,776,585
Small Business Administration, 4.95%, 2025	5,353,904	5,253,810
Small Business Administration, 5.09%, 2025	7,585,580	7,589,797
Small Business Administration, 5.39%, 2025	5,716,461	5,865,943

		$132,714,455
U.S. Treasury Obligations - 9.3%
U.S. Treasury Bonds, 6%, 2026 (l)	$11,927,000	$14,446,579
U.S. Treasury Bonds, 6.75%, 2026 (l)	52,787,000	69,245,828
U.S. Treasury Bonds, 5.375%, 2031 (l)	77,449,000	89,574,570
U.S. Treasury Bonds, 4.5%, 2036 (l)	47,472,000	49,040,807
U.S. Treasury Notes, 5.625%, 2008 (l)	43,239,000	43,458,568
U.S. Treasury Notes, 4.75%, 2008 (l)	154,763,000	157,918,772
U.S. Treasury Notes, 4%, 2009 (l)	26,274,000	27,039,651
U.S. Treasury Notes, 4.875%, 2009 (l)	50,443,000	52,705,066
U.S. Treasury Notes, 6.5%, 2010 (l)	96,429,000	105,017,160
U.S. Treasury Notes, 5.125%, 2011 (l)	155,308,000	170,996,593
U.S. Treasury Notes, 3.875%, 2013 (l)	9,952,000	10,619,093
U.S. Treasury Notes, 4.25%, 2013 (l)	72,088,000	78,474,564
U.S. Treasury Notes, 4.75%, 2014 (l)	9,141,000	10,261,486
U.S. Treasury Notes, 4.25%, 2015 (l)	856,000	932,572

		$879,731,309
Utilities - Electric Power - 1.3%
Bruce Mansfield Unit, 6.85%, 2034	$13,870,000	$14,519,948
EDP Finance B.V., 6%, 2018 (n)	11,280,000	11,522,441
Enel Finance International S.A., 6.25%, 2017 (n)	10,970,000	11,381,386
Exelon Generation Co. LLC, 6.95%, 2011	15,019,000	15,933,807
Exelon Generation Co. LLC, 6.2%, 2017	5,040,000	4,993,748

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Utilities - Electric Power - continued
FirstEnergy Corp., 6.45%, 2011	$13,306,000	$13,928,162
MidAmerican Energy Holdings Co., 3.5%, 2008	5,589,000	5,587,865
MidAmerican Energy Holdings Co., 5.875%, 2012	2,667,000	2,818,267
MidAmerican Funding LLC, 6.927%, 2029	12,485,000	13,266,549
Oncor Electric Delivery Co., 7%, 2022	8,725,000	8,356,386
Pacific Gas & Electric Co., 4.8%, 2014	2,350,000	2,370,360
PSEG Power LLC, 6.95%, 2012	6,285,000	6,723,190
PSEG Power LLC, 5.5%, 2015	5,036,000	4,995,289
System Energy Resources, Inc., 5.129%, 2014 (n)	3,838,627	3,835,287
Waterford 3 Funding Corp., 8.09%, 2017	6,661,497	6,713,257

		$126,945,942
Total Bonds (Identified Cost, $3,797,403,537)		$3,821,442,524

Money Market Funds (v) - 1.5%
MFS Institutional Money Market Portfolio, 2.86%, at Cost and Net Asset Value	145,214,176	$145,214,176

Collateral for Securities Loaned - 7.2%
Morgan Stanley Repurchase Agreement, 2.25%, dated 3/31/08, due 4/01/08, total to be received $681,770,419 (secured by U.S. Treasury and Federal Agency obligations and Mortgage Backed securities in an individually traded account), at Cost and Net Asset Value	$681,727,811	$681,727,811
Total Investments (Identified Cost, $9,805,025,344) (k)		$10,156,043,843

Other Assets, Less Liabilities - (7.4)%		(702,789,110)
Net Assets - 100.0%		$9,453,254,733

(a)	Non-income producing security.
(c)	Refunded bond.
(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(k)	As of March 31, 2008, the fund held securities fair valued in accordance with the policies adopted by the Board of Trustees, aggregating $3,789,496,612 and 37.31% of market value. An independent pricing service provided an evaluated bid for 37.05% of the market value.
(l)	All or a portion of this security is on loan.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $169,435,652 representing 1.79% of net assets.
(v)	Underlying fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven-day yield of the fund at period end.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Portfolio of Investments (unaudited) – continued

Restricted Securities	Acquisition Date	Cost	Current Market Value
Bayview Financial Revolving Mortgage Loan Trust, FRN, 3.477%, 2040	3/01/06	$10,340,000	$7,444,800
Capital Trust Realty CDO Ltd., 5.16%, 2035	4/07/06	2,313,880	2,259,375
KKR Private Equity Investors LP, IEU	5/03/06-6/28/06	11,652,739	5,857,976
Spirit Master Funding LLC, 5.05%, 2023	10/04/05	9,301,023	8,834,040
Total Restricted Securities			$24,396,191
% of Net Assets			0.3%

The following abbreviations are used in this report and are defined:

ADR	American Depository Receipt
CDO	Collateralized Debt Obligation
COP	Certificate of Participation
FRN	Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.
GDR	Global Depository Receipt
IEU	International Equity Unit
REIT	Real Estate Investment Trust
TBA	To Be Announced

Insurers

FSA	Financial Security Assurance Inc.
MBIA	MBIA Insurance Corp.

See Notes to Financial Statements

Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

At 3/31/08 (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

Assets
Investments - Non-affiliated issuers, at value (identified cost, $9,659,811,168)	$10,010,829,667
Underlying funds, at cost and value	145,214,176
Total Investments, at value including $679,705,448 of securities on loan (identified cost, $9,805,025,344)		$10,156,043,843
Foreign currency, at value (identified cost, $524,915)	524,947
Receivable for investments sold	37,941,870
Receivable for fund shares sold	7,559,098
Interest and dividends receivable	45,290,832
Other assets	154,368
Total assets		$10,247,514,958
Liabilities
Payable to custodian	$3,415,858
Distributions payable	2,716,082
Payable for investments purchased	28,225,393
Payable for TBA purchase commitments	37,699,462
Payable for fund shares reacquired	35,125,734
Collateral for securities loaned, at value (c)	681,727,811
Payable to affiliates
Management fee	357,999
Shareholder servicing costs	3,891,084
Distribution and service fees	536,956
Administrative services fee	12,621
Program manager fees	674
Payable for independent trustees’ compensation	296,111
Accrued expenses and other liabilities	254,440
Total liabilities		$794,260,225
Net assets		$9,453,254,733
Net assets consist of
Paid-in capital	$9,203,709,321
Unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies	351,113,545
Accumulated distributions in excess of net realized gain on investments and foreign currency transactions	(97,762,952)
Accumulated distributions in excess of net investment income	(3,805,181)
Net assets		$9,453,254,733
Shares of beneficial interest outstanding		659,630,420

Statement of Assets and Liabilities (unaudited) – continued

Class A shares
Net assets	$5,990,436,188
Shares outstanding	418,224,137
Net asset value per share		$14.32
Offering price per share (100/94.25 × net asset value per share)		$15.19
Class B shares
Net assets	$1,448,252,270
Shares outstanding	101,134,923
Net asset value and offering price per share		$14.32
Class C shares
Net assets	$1,205,482,424
Shares outstanding	83,808,858
Net asset value and offering price per share		$14.38
Class I shares
Net assets	$248,052,318
Shares outstanding	17,320,666
Net asset value, offering price, and redemption price per share		$14.32
Class R shares
Net assets	$53,173,929
Shares outstanding	3,709,152
Net asset value, offering price, and redemption price per share		$14.34
Class R1 shares
Net assets	$22,487,060
Shares outstanding	1,571,475
Net asset value, offering price, and redemption price per share		$14.31
Class R2 shares
Net assets	$21,312,559
Shares outstanding	1,490,622
Net asset value, offering price, and redemption price per share		$14.30
Class R3 shares
Net assets	$116,076,996
Shares outstanding	8,084,760
Net asset value, offering price, and redemption price per share		$14.36
Class R4 shares
Net assets	$129,941,702
Shares outstanding	9,068,847
Net asset value, offering price, and redemption price per share		$14.33

Statement of Assets and Liabilities (unaudited) – continued

Class R5 shares
Net assets	$193,425,020
Shares outstanding	13,497,973
Net asset value, offering price, and redemption price per share		$14.33
Class 529A shares
Net assets	$14,049,053
Shares outstanding	982,853
Net asset value per share		$14.29
Offering price per share (100/94.25 × net asset value per share)		$15.16
Class 529B shares
Net assets	$5,441,133
Shares outstanding	379,970
Net asset value and offering price per share		$14.32
Class 529C shares
Net assets	$5,124,081
Shares outstanding	356,184
Net asset value and offering price per share		$14.39

(c)	Non-cash collateral is not included.

On sales of $50,000 or more, the offering prices of Class A and Class 529A shares are reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, Class C, Class 529B, and Class 529C shares.

See Notes to Financial Statements

Financial Statements

STATEMENT OF OPERATIONS

Six months ended 3/31/08 (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Net investment income
Income
Interest	$111,433,886
Dividends	65,523,697
Dividends from underlying funds	1,995,188
Foreign taxes withheld	(225,488)
Total investment income		$178,727,283
Expenses
Management fee	$17,895,738
Distribution and service fees	27,102,994
Program manager fees	31,803
Shareholder servicing costs	7,327,785
Administrative services fee	431,726
Retirement plan administration and services fees	190,344
Independent trustees’ compensation	50,901
Custodian fee	159,269
Shareholder communications	331,975
Auditing fees	30,432
Legal fees	72,489
Miscellaneous	365,701
Total expenses		$53,991,157
Fees paid indirectly	(19,397)
Reduction of expenses by investment adviser	(23,685)
Net expenses		$53,948,075
Net investment income		$124,779,208
Realized and unrealized gain (loss) on investments
Realized gain (loss) (identified cost basis)
Investment transactions	$77,049,055
Foreign currency transactions	(42,179)
Net realized gain (loss) on investments and foreign currency transactions		$77,006,876
Change in unrealized appreciation (depreciation)
Investments	$(892,762,301)
Translation of assets and liabilities in foreign currencies	54,814
Net unrealized gain (loss) on investments and foreign currency translation		$(892,707,487)
Net realized and unrealized gain (loss) on investments and foreign currency		$(815,700,611)
Change in net assets from operations		$(690,921,403)

See Notes to Financial Statements

Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

	Six months ended 3/31/08	Year ended 9/30/07
	(unaudited)
Change in net assets
From operations
Net investment income	$124,779,208	$278,463,697
Net realized gain (loss) on investments and foreign currency transactions	77,006,876	953,421,732
Net unrealized gain (loss) on investments and foreign currency translation	(892,707,487)	10,007,641
Change in net assets from operations	$(690,921,403)	$1,241,893,070
Distributions declared to shareholders
From net investment income
Class A	$(88,314,711)	$(210,113,998)
Class B	(16,568,512)	(47,172,735)
Class C	(13,426,969)	(33,073,059)
Class I	(3,955,165)	(8,479,409)
Class R	(742,713)	(2,654,216)
Class R1	(228,483)	(199,504)
Class R2	(257,048)	(168,445)
Class R3	(1,476,084)	(1,834,749)
Class R4	(1,872,593)	(2,677,579)
Class R5	(3,030,292)	(3,786,151)
Class 529A	(179,661)	(369,438)
Class 529B	(52,655)	(111,487)
Class 529C	(47,552)	(103,209)
From net realized gain on investments
Class A	(535,843,118)	(235,284,807)
Class B	(135,020,654)	(71,527,510)
Class C	(108,018,631)	(47,491,836)
Class I	(20,856,322)	(8,112,117)
Class R	(4,933,773)	(3,387,483)
Class R1	(1,749,778)	(191,844)
Class R2	(1,347,623)	(141,467)
Class R3	(9,123,580)	(1,791,267)
Class R4	(10,864,525)	(2,058,257)
Class R5	(16,271,373)	(773,171)
Class 529A	(1,163,532)	(417,189)
Class 529B	(474,843)	(168,712)
Class 529C	(420,572)	(155,734)
Total distributions declared to shareholders	$(976,240,762)	$(682,245,373)
Change in net assets from fund share transactions	$(2,917,323)	$(823,852,329)
Total change in net assets	$(1,670,079,488)	$(264,204,632)
Net assets
At beginning of period	11,123,334,221	11,387,538,853
At end of period (including accumulated distributions in excess of net investment income of $3,805,181 and undistributed net investment income of $1,568,049)	$9,453,254,733	$11,123,334,221

See Notes to Financial Statements

Financial Statements

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended 3/31/08 (unaudited)		Years ended 9/30
Class A			2007	2006	2005	2004	2003

Net asset value, beginning of period	$16.86		$16.06	$16.11	$15.43	$14.13	$12.78
Income (loss) from investment operations
Net investment income (d)	$0.20		$0.44	$0.40	$0.39	$0.36	$0.33
Net realized and unrealized gain (loss) on investments and foreign currency	(1.22)		1.38	0.68	1.08	1.31	1.40
Total from investment operations	$(1.02)		$1.82	$1.08	$1.47	$1.67	$1.73
Less distributions declared to shareholders
From net investment income	$(0.21)		$(0.48)	$(0.42)	$(0.40)	$(0.37)	$(0.38)
From net realized gain on investments	(1.31)		(0.54)	(0.71)	(0.39)	—	—
Total distributions declared to shareholders	$(1.52)		$(1.02)	$(1.13)	$(0.79)	$(0.37)	$(0.38)
Net asset value, end of period	$14.32		$16.86	$16.06	$16.11	$15.43	$14.13
Total return (%) (r)(s)(t)	(6.50	)(n)	11.65	7.16	9.72	11.89 (b)	13.70
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.87	(a)	0.87	0.90	0.91	0.89	0.90
Expenses after expense reductions (f)	0.87	(a)	0.87	0.90	0.91	0.89	N/A
Net investment income	2.60	(a)	2.63	2.56	2.43	2.37	2.45
Portfolio turnover	31		45	48	50	65	71
Net assets at end of period (000 Omitted)	$5,990,436		$7,017,623	$7,157,485	$7,371,678	$6,382,150	$5,702,669

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 3/31/08 (unaudited)		Years ended 9/30
Class B			2007	2006	2005	2004	2003

Net asset value, beginning of period	$16.85		$16.06	$16.10	$15.42	$14.12	$12.78
Income (loss) from investment operations
Net investment income (d)	$0.15		$0.33	$0.30	$0.28	$0.26	$0.24
Net realized and unrealized gain (loss) on investments and foreign currency	(1.21)		1.37	0.69	1.09	1.31	1.39
Total from investment operations	$(1.06)		$1.70	$0.99	$1.37	$1.57	$1.63
Less distributions declared to shareholders
From net investment income	$(0.16)		$(0.37)	$(0.32)	$(0.30)	$(0.27)	$(0.29)
From net realized gain on investments	(1.31)		(0.54)	(0.71)	(0.39)	—	—
Total distributions declared to shareholders	$(1.47)		$(0.91)	$(1.03)	$(0.69)	$(0.27)	$(0.29)
Net asset value, end of period	$14.32		$16.85	$16.06	$16.10	$15.42	$14.12
Total return (%) (r)(s)(t)	(6.75	)(n)	10.87	6.54	9.02	11.18 (b)	12.90
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.52	(a)	1.52	1.55	1.56	1.54	1.54
Expenses after expense reductions (f)	1.52	(a)	1.52	1.55	1.56	1.54	N/A
Net investment income	1.94	(a)	1.98	1.91	1.79	1.73	1.81
Portfolio turnover	31		45	48	50	65	71
Net assets at end of period (000 Omitted)	$1,448,252		$1,844,219	$2,245,907	$2,745,051	$2,762,027	$2,658,781

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 3/31/08 (unaudited)		Years ended 9/30
Class C			2007	2006	2005	2004	2003

Net asset value, beginning of period	$16.92		$16.12	$16.16	$15.48	$14.18	$12.82
Income (loss) from investment operations
Net investment income (d)	$0.15		$0.33	$0.30	$0.28	$0.26	$0.24
Net realized and unrealized gain (loss) on investments and foreign currency	(1.22)		1.38	0.69	1.09	1.31	1.41
Total from investment operations	$(1.07)		$1.71	$0.99	$1.37	$1.57	$1.65
Less distributions declared to shareholders
From net investment income	$(0.16)		$(0.37)	$(0.32)	$(0.30)	$(0.27)	$(0.29)
From net realized gain on investments	(1.31)		(0.54)	(0.71)	(0.39)	—	—
Total distributions declared to shareholders	$(1.47)		$(0.91)	$(1.03)	$(0.69)	$(0.27)	$(0.29)
Net asset value, end of period	$14.38		$16.92	$16.12	$16.16	$15.48	$14.18
Total return (%) (r)(s)(t)	(6.78	)(n)	10.90	6.52	8.99	11.14 (b)	13.03
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.52	(a)	1.52	1.55	1.56	1.53	1.54
Expenses after expense reductions (f)	1.52	(a)	1.52	1.55	1.56	1.53	N/A
Net investment income	1.95	(a)	1.98	1.91	1.78	1.71	1.79
Portfolio turnover	31		45	48	50	65	71
Net assets at end of period (000 Omitted)	$1,205,482		$1,424,639	$1,488,592	$1,689,457	$1,381,236	$1,150,875

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 3/31/08 (unaudited)		Years ended 9/30
Class I			2007	2006	2005	2004	2003

Net asset value, beginning of period	$16.85		$16.06	$16.11	$15.42	$14.12	$12.77
Income (loss) from investment operations
Net investment income (d)	$0.23		$0.50	$0.45	$0.44	$0.43	$0.37
Net realized and unrealized gain (loss) on investments and foreign currency	(1.21)		1.37	0.69	1.09	1.29	1.40
Total from investment operations	$(0.98)		$1.87	$1.14	$1.53	$1.72	$1.77
Less distributions declared to shareholders
From net investment income	$(0.24)		$(0.54)	$(0.48)	$(0.45)	$(0.42)	$(0.42)
From net realized gain on investments	(1.31)		(0.54)	(0.71)	(0.39)	—	—
Total distributions declared to shareholders	$(1.55)		$(1.08)	$(1.19)	$(0.84)	$(0.42)	$(0.42)
Net asset value, end of period	$14.32		$16.85	$16.06	$16.11	$15.42	$14.12
Total return (%) (r)(s)	(6.27	)(n)	11.98	7.54	10.18	12.28 (b)	14.10
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.52	(a)	0.52	0.55	0.56	0.55	0.55
Expenses after expense reductions (f)	0.52	(a)	0.52	0.55	0.56	0.55	N/A
Net investment income	2.95	(a)	2.98	2.91	2.78	2.78	2.79
Portfolio turnover	31		45	48	50	65	71
Net assets at end of period (000 Omitted)	$248,052		$269,510	$242,806	$211,140	$181,794	$378,001

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 3/31/08 (unaudited)		Years ended 9/30
Class R			2007	2006	2005	2004	2003(i)

Net asset value, beginning of period	$16.87		$16.07	$16.12	$15.43	$14.13	$13.27
Income (loss) from investment operations
Net investment income (d)	$0.19		$0.42	$0.38	$0.36	$0.33	$0.19
Net realized and unrealized gain (loss) on investments and foreign currency	(1.21)		1.37	0.68	1.10	1.32	0.93
Total from investment operations	$(1.02)		$1.79	$1.06	$1.46	$1.65	$1.12
Less distributions declared to shareholders
From net investment income	$(0.20)		$(0.45)	$(0.40)	$(0.38)	$(0.35)	$(0.26)
From net realized gain on investments	(1.31)		(0.54)	(0.71)	(0.39)	—	—
Total distributions declared to shareholders	$(1.51)		$(0.99)	$(1.11)	$(0.77)	$(0.35)	$(0.26)
Net asset value, end of period	$14.34		$16.87	$16.07	$16.12	$15.43	$14.13
Total return (%) (r)(s)	(6.50	)(n)	11.47	7.00	9.63	11.72 (b)	8.57	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.02	(a)	1.02	1.05	1.06	1.03	1.07	(a)
Expenses after expense reductions (f)	1.02	(a)	1.02	1.05	1.06	1.03	N/A
Net investment income	2.45	(a)	2.49	2.41	2.25	2.16	1.81	(a)
Portfolio turnover	31		45	48	50	65	71
Net assets at end of period (000 Omitted)	$53,174		$73,629	$101,983	$98,768	$45,458	$16,090

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 3/31/08 (unaudited)		Years ended 9/30
Class R1			2007	2006	2005 (i)

Net asset value, beginning of period	$16.84		$16.06	$16.10	$15.77
Income (loss) from investment operations
Net investment income (d)	$0.15		$0.30	$0.28	$0.12
Net realized and unrealized gain (loss) on investments and foreign currency	(1.21)		1.38	0.70	0.33
Total from investment operations	$(1.06)		$1.68	$0.98	$0.45
Less distributions declared to shareholders
From net investment income	$(0.16)		$(0.36)	$(0.31)	$(0.12)
From net realized gain on investments	(1.31)		(0.54)	(0.71)	—
Total distributions declared to shareholders	$(1.47)		$(0.90)	$(1.02)	$(0.12)
Net asset value, end of period	$14.31		$16.84	$16.06	$16.10
Total return (%) (r)(s)	(6.77	)(n)	10.75	6.43	2.85	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.60	(a)	1.66	1.74	1.77	(a)
Expenses after expense reductions (f)	1.60	(a)	1.62	1.64	1.77	(a)
Net investment income	1.87	(a)	1.83	1.83	1.43	(a)
Portfolio turnover	31		45	48	50
Net assets at end of period (000 Omitted)	$22,487		$16,936	$5,289	$1,901

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 3/31/08 (unaudited)		Years ended 9/30
Class R2			2007	2006	2005 (i)

Net asset value, beginning of period	$16.83		$16.05	$16.09	$15.77
Income (loss) from investment operations
Net investment income (d)	$0.18		$0.35	$0.34	$0.15
Net realized and unrealized gain (loss) on investments and foreign currency	(1.21)		1.39	0.69	0.31
Total from investment operations	$(1.03)		$1.74	$1.03	$0.46
Less distributions declared to shareholders
From net investment income	$(0.19)		$(0.42)	$(0.36)	$(0.14)
From net realized gain on investments	(1.31)		(0.54)	(0.71)	—
Total distributions declared to shareholders	$(1.50)		$(0.96)	$(1.07)	$(0.14)
Net asset value, end of period	$14.30		$16.83	$16.05	$16.09
Total return (%) (r)(s)	(6.56	)(n)	11.13	6.81	2.94(n	)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.13	(a)	1.33	1.44	1.47	(a)
Expenses after expense reductions (f)	1.13	(a)	1.28	1.29	1.47	(a)
Net investment income	2.34	(a)	2.17	2.20	1.75	(a)
Portfolio turnover	31		45	48	50
Net assets at end of period (000 Omitted)	$21,313		$12,478	$4,078	$932

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 3/31/08 (unaudited)		Years ended 9/30
Class R3			2007	2006	2005	2004(i)

Net asset value, beginning of period	$16.89		$16.10	$16.14	$15.46	$14.38
Income (loss) from investment operations
Net investment income (d)	$0.19		$0.38	$0.36	$0.31	$0.23
Net realized and unrealized gain (loss) on investments and foreign currency	(1.22)		1.38	0.69	1.10	1.13
Total from investment operations	$(1.03)		$1.76	$1.05	$1.41	$1.36
Less distributions declared to shareholders
From net investment income	$(0.19)		$(0.43)	$(0.38)	$(0.34)	$(0.28)
From net realized gain on investments	(1.31)		(0.54)	(0.71)	(0.39)	—
Total distributions declared to shareholders	$(1.50)		$(0.97)	$(1.09)	$(0.73)	$(0.28)
Net asset value, end of period	$14.36		$16.89	$16.10	$16.14	$15.46
Total return (%) (r)(s)	(6.52	)(n)	11.25	6.90	9.27	9.53	(b)(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.09	(a)	1.22	1.29	1.31	1.26	(a)
Expenses after expense reductions (f)	1.09	(a)	1.17	1.19	1.31	1.26	(a)
Net investment income	2.38	(a)	2.30	2.28	1.95	1.53	(a)
Portfolio turnover	31		45	48	50	65
Net assets at end of period (000 Omitted)	$116,077		$102,667	$51,797	$26,576	$3,894

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 3/31/08 (unaudited)		Years ended 9/30
Class R4			2007	2006	2005 (i)

Net asset value, beginning of period	$16.86		$16.07	$16.11	$15.78
Income (loss) from investment operations
Net investment income (d)	$0.20		$0.42	$0.39	$0.17
Net realized and unrealized gain (loss) on investments and foreign currency	(1.21)		1.38	0.70	0.34
Total from investment operations	$(1.01)		$1.80	$1.09	$0.51
Less distributions declared to shareholders
From net investment income	$(0.21)		$(0.47)	$(0.42)	$(0.18)
From net realized gain on investments	(1.31)		(0.54)	(0.71)	—
Total distributions declared to shareholders	$(1.52)		$(1.01)	$(1.13)	$(0.18)
Net asset value, end of period	$14.33		$16.86	$16.07	$16.11
Total return (%) (r)(s)	(6.42	)(n)	11.54	7.17	3.26	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.84	(a)	0.92	0.94	0.96	(a)
Expenses after expense reductions (f)	0.84	(a)	0.92	0.94	0.96	(a)
Net investment income	2.63	(a)	2.54	2.55	2.22	(a)
Portfolio turnover	31		45	48	50
Net assets at end of period (000 Omitted)	$129,942		$133,204	$57,485	$2,134

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 3/31/08 (unaudited)		Years ended 9/30
Class R5			2007	2006	2005 (i)

Net asset value, beginning of period	$16.86		$16.06	$16.11	$15.78
Income (loss) from investment operations
Net investment income (d)	$0.22		$0.50	$0.45	$0.21
Net realized and unrealized gain (loss) on investments and foreign currency	(1.21)		1.36	0.67	0.33
Total from investment operations	$(0.99)		$1.86	$1.12	$0.54
Less distributions declared to shareholders
From net investment income	$(0.23)		$(0.52)	$(0.46)	$(0.21)
From net realized gain on investments	(1.31)		(0.54)	(0.71)	—
Total distributions declared to shareholders	$(1.54)		$(1.06)	$(1.17)	$(0.21)
Net asset value, end of period	$14.33		$16.86	$16.06	$16.11
Total return (%) (r)(s)	(6.29	)(n)	11.93	7.43	3.41	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.57	(a)	0.63	0.65	0.67	(a)
Expenses after expense reductions (f)	0.57	(a)	0.63	0.64	0.67	(a)
Net investment income	2.90	(a)	2.85	2.80	2.65	(a)
Portfolio turnover	31		45	48	50
Net assets at end of period (000 Omitted)	$193,425		$202,523	$10,122	$52

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 3/31/08 (unaudited)		Years ended 9/30
Class 529A			2007	2006	2005	2004	2003

Net asset value, beginning of period	$16.83		$16.04	$16.08	$15.40	$14.10	$12.78
Income (loss) from investment operations
Net investment income (d)	$0.18		$0.39	$0.36	$0.35	$0.31	$0.27
Net realized and unrealized gain (loss) on investments and foreign currency	(1.22)		1.38	0.69	1.08	1.32	1.39
Total from investment operations	$(1.04)		$1.77	$1.05	$1.43	$1.63	$1.66
Less distributions declared to shareholders
From net investment income	$(0.19)		$(0.44)	$(0.38)	$(0.36)	$(0.33)	$(0.34)
From net realized gain on investments	(1.31)		(0.54)	(0.71)	(0.39)	—	—
Total distributions declared to shareholders	$(1.50)		$(0.98)	$(1.09)	$(0.75)	$(0.33)	$(0.34)
Net asset value, end of period	$14.29		$16.83	$16.04	$16.08	$15.40	$14.10
Total return (%) (r)(s)(t)	(6.62	)(n)	11.34	6.97	9.46	11.63 (b)	13.19
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.12	(a)	1.12	1.15	1.16	1.13	1.16
Expenses after expense reductions (f)	1.12	(a)	1.12	1.14	1.16	1.13	N/A
Net investment income	2.35	(a)	2.37	2.32	2.16	2.08	1.97
Portfolio turnover	31		45	48	50	65	71
Net assets at end of period (000 Omitted)	$14,049		$14,753	$12,360	$9,923	$5,600	$2,601

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 3/31/08 (unaudited)		Years ended 9/30
Class 529B			2007	2006	2005	2004	2003

Net asset value, beginning of period	$16.85		$16.06	$16.11	$15.42	$14.12	$12.78
Income (loss) from investment operations
Net investment income (d)	$0.13		$0.29	$0.26	$0.24	$0.22	$0.17
Net realized and unrealized gain (loss) on investments and foreign currency	(1.21)		1.37	0.68	1.10	1.31	1.43
Total from investment operations	$(1.08)		$1.66	$0.94	$1.34	$1.53	$1.60
Less distributions declared to shareholders
From net investment income	$(0.14)		$(0.33)	$(0.28)	$(0.26)	$(0.23)	$(0.26)
From net realized gain on investments	(1.31)		(0.54)	(0.71)	(0.39)	—	—
Total distributions declared to shareholders	$(1.45)		$(0.87)	$(0.99)	$(0.65)	$(0.23)	$(0.26)
Net asset value, end of period	$14.32		$16.85	$16.06	$16.11	$15.42	$14.12
Total return (%) (r)(s)(t)	(6.86	)(n)	10.61	6.21	8.81	10.91 (b)	12.63
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.77	(a)	1.77	1.80	1.81	1.78	1.80
Expenses after expense reductions (f)	1.77	(a)	1.77	1.79	1.81	1.78	N/A
Net investment income	1.70	(a)	1.72	1.67	1.52	1.47	1.33
Portfolio turnover	31		45	48	50	65	71
Net assets at end of period (000 Omitted)	$5,441		$5,809	$5,069	$4,477	$2,676	$1,064

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 3/31/08 (unaudited)		Years ended 9/30
Class 529C			2007	2006	2005	2004	2003

Net asset value, beginning of period	$16.92		$16.12	$16.17	$15.48	$14.18	$12.83
Income (loss) from investment operations
Net investment income (d)	$0.13		$0.29	$0.26	$0.24	$0.22	$0.19
Net realized and unrealized gain (loss) on investments and foreign currency	(1.21)		1.38	0.68	1.10	1.31	1.42
Total from investment operations	$(1.08)		$1.67	$0.94	$1.34	$1.53	$1.61
Less distributions declared to shareholders
From net investment income	$(0.14)		$(0.33)	$(0.28)	$(0.26)	$(0.23)	$(0.26)
From net realized gain on investments	(1.31)		(0.54)	(0.71)	(0.39)	—	—
Total distributions declared to shareholders	$(1.45)		$(0.87)	$(0.99)	$(0.65)	$(0.23)	$(0.26)
Net asset value, end of period	$14.39		$16.92	$16.12	$16.17	$15.48	$14.18
Total return (%) (r)(s)(t)	(6.83	)(n)	10.63	6.18	8.79	10.87 (b)	12.67
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.77	(a)	1.77	1.80	1.81	1.78	1.80
Expenses after expense reductions (f)	1.77	(a)	1.77	1.79	1.81	1.78	N/A
Net investment income	1.70	(a)	1.72	1.67	1.53	1.45	1.36
Portfolio turnover	31		45	48	50	65	71
Net assets at end of period (000 Omitted)	$5,124		$5,342	$4,566	$3,890	$2,475	$1,066

See Notes to Financial Statements

Financial Highlights – continued

Any redemption fees charged by the fund during the 2004 and 2005 fiscal years resulted in a per share impact of less than $0.01.

(a)	Annualized.
(b)	The fund’s net asset value and total return calculation include a non-recurring accrual recorded as a result of an administrative proceeding regarding disclosure of brokerage allocation practices in connection with fund sales. The non-recurring accrual did not have a material impact on the net asset value per share based on the shares outstanding on the day the proceeds were recorded.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(i)	For the period from the class’ inception, December 31, 2002 (Class R), October 31, 2003 (Class R3) and April 1, 2005 (Classes R1, R2, R4, and R5) through the stated period end.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.

See Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS

(unaudited)

(1)	Business and Organization

MFS Total Return Fund (the fund) is a series of MFS Series Trust V (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

(2)	Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The fund can invest in foreign securities, including securities of emerging market issuers. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s legal, political, and economic environment. The markets of emerging markets countries are generally more volatile than the markets of developed countries with more mature economies. All of the risks of investing in foreign securities previously described are heightened when investing in emerging markets countries.

Investment Valuations – Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as reported by an independent pricing service on the market or exchange on which they are primarily traded. For securities for which there were no sales reported that day, equity securities are generally valued at the last quoted daily bid quotation as reported by an independent pricing service on the market or exchange on which they are primarily traded. For securities held short for which there were no sales reported for the day, the position is generally valued at the last quoted daily ask quotation as reported by an independent pricing service on the market or exchange on which such securities are primarily traded. Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as reported by an independent pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from an independent pricing service may also be valued at a broker-dealer bid quotation. Values obtained from pricing services can utilize both dealer-supplied valuations and electronic data processing techniques, which take

Notes to Financial Statements (unaudited) – continued

into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates reported by an independent pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from independent pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material affect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser may rely on independent pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of investments used to determine the fund’s net asset value may differ from quoted or published prices for the same investments.

In September 2006, FASB Statement No. 157, Fair Value Measurements (the “Statement”) was issued, and is effective for fiscal years beginning after

Notes to Financial Statements (unaudited) – continued

November 15, 2007 and for all interim periods within those fiscal years. This Statement provides a single definition of fair value, a hierarchy for measuring fair value and expanded disclosures about fair value measurements. Management is evaluating the application of the Statement to the fund, and believes the impact will be limited to expanded disclosures resulting from the adoption of this Statement in the fund’s financial statements.

Repurchase Agreements – The fund may enter into repurchase agreements with institutions that the fund’s investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. The fund requires that the securities collateral in a repurchase transaction be transferred to a custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. The fund monitors, on a daily basis, the value of the collateral to ensure that its value, including accrued interest, is greater than amounts owed to the fund under each such repurchase agreement.

Foreign Currency Translation – Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

In March 2008, FASB Statement No. 161, Disclosures about Derivative Instruments and Hedging Activities (the “Standard”) was issued, and is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008. This Standard provides enhanced disclosures about the fund’s use of and accounting for derivative instruments and the effect of derivative instruments on the fund’s results of operations and financial position. Management is evaluating the application of the Standard to the fund, and has not at this time determined the impact, if any, resulting from the adoption of this Standard on the fund’s financial statements.

Security Loans – JPMorgan Chase and Co. (“Chase”), as lending agent, may loan the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund. The loans are collateralized at all times by cash and/or U.S. Treasury and federal agency obligations in an amount at least equal to the market value of the securities loaned. Security lending activity through Chase is further collateralized by an irrevocable standby letter of credit. Chase provides the fund with indemnification against Borrower default.

Notes to Financial Statements (unaudited) – continued

The fund bears the risk of loss with respect to the investment of cash collateral. On loans collateralized by cash, the cash collateral is invested in a money market fund or short-term securities. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. Treasury and/or federal agency obligations, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Net income from securities lending is included in interest income on the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income.

At March 31, 2008, the value of securities loaned was $679,705,448. These loans were collateralized by cash of $681,727,811 and U.S. Treasury obligations of $11,965,940.

Indemnifications – Under the fund’s organizational documents, its officers and trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

The fund may enter into “TBA” (to be announced) purchase commitments to purchase securities for a fixed unit price at a future date. Although the unit price has been established, the principal value has not been finalized. However, the principal amount of the commitments will not fluctuate more than 0.01%.

Notes to Financial Statements (unaudited) – continued

The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date. TBA purchase commitments may be considered securities in themselves, and involve a risk of loss if the value of the security to be purchased declines prior to settlement date, which is in addition to the risk of decline in the value of the fund’s other assets. Unsettled TBA purchase commitments are valued at the current market value of the underlying securities.

The fund may enter into “TBA” (to be announced) sale commitments to hedge its portfolio positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as “cover” for the transaction.

Fees Paid Indirectly – The fund’s custody fee may be reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. This amount, for the six months ended March 31, 2008, is shown as a reduction of total expenses on the Statement of Operations.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund adopted the provisions of FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes (“the Interpretation”) on the first day of the fund’s fiscal year. The Interpretation prescribes a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. There was no impact resulting from the adoption of this Interpretation on the fund’s financial statements. Each of the fund’s federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service. It is the fund’s policy to record interest and penalty charges on underpaid taxes associated with its tax positions as interest expense and miscellaneous expense, respectively. No such charges were recorded in the current financial statements. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These

Notes to Financial Statements (unaudited) – continued

adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to amortization and accretion of debt securities, wash sale loss deferrals, and treating a portion of the proceeds from redemptions as a distribution for tax purposes.

The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders is as follows:

9/30/07
Ordinary income (including any short-term capital gains)	$315,535,306
Long-term capital gain	366,710,067
Total distributions	$682,245,373

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 3/31/08
Cost of investments	$9,891,751,329
Gross appreciation	796,327,953
Gross depreciation	(532,035,439)
Net unrealized appreciation (depreciation)	$264,292,514

As of 9/30/07
Undistributed ordinary income	118,109,661
Undistributed long-term capital gain	664,740,465
Other temporary differences	(22,489,165)
Net unrealized appreciation (depreciation)	1,156,346,616

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution and service fees. All shareholders bear the common expenses of the fund based on daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B and Class 529B shares will convert to Class A and Class 529A shares, respectively, approximately eight years after purchase.

Notes to Financial Statements (unaudited) – continued

(3)	Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with Massachusetts Financial Services Company (MFS) to provide overall investment management and related administrative services and facilities to the fund.

The management fee is computed daily and paid monthly at the following annual rates:

First $6.3 billion of average daily net assets	0.35%
Average daily net assets in excess of $6.3 billion	0.34%

The management fee incurred for the six months ended March 31, 2008 was equivalent to an annual effective rate of 0.35% of the fund’s average daily net assets.

Effective December 1, 2007, if at the end of any month, the fund’s fiscal year-to-date average daily net assets exceed $11.5 billion and the total expenses for Class A exceed 0.87% of fiscal year-to-date average daily net assets, MFS has agreed in writing to reimburse Class A expenses such that Class A total expenses for the fund year-to-date are no greater than 0.87% of fiscal year-to-date average daily net assets, and to reduce the total expenses of the other share classes by the same percentage. If at the end of any month, the fund’s fiscal year-to-date average daily net assets exceed $12.5 billion and the total expenses for Class A exceed 0.85% of fiscal year-to-date average daily net assets, MFS has agreed in writing to reimburse Class A expenses such that Class A total expenses for the fund year-to-date are no greater than 0.85% of fiscal year-to-date average daily net assets, and to reduce the total expenses of the other share classes by the same percentage. This written agreement excludes certain other fees and expenses, and will continue until at least November 30, 2012.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $338,286 and $3,689 for the six months ended March 31, 2008, as its portion of the initial sales charge on sales of Class A and Class 529A shares of the fund, respectively.

The Board of Trustees has adopted a distribution plan for certain class shares pursuant to Rule 12b-1 of the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Notes to Financial Statements (unaudited) – continued

Distribution Plan Fee Table:

	Distribution Fee Rate	Service Fee Rate	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	0.10%	0.25%	0.35%	0.35%	$11,435,888
Class B	0.75%	0.25%	1.00%	1.00%	8,231,153
Class C	0.75%	0.25%	1.00%	1.00%	6,610,036
Class R	0.25%	0.25%	0.50%	0.50%	148,310
Class R1	0.75%	0.25%	1.00%	0.79%	87,444
Class R2	0.25%	0.25%	0.50%	0.50%	49,342
Class R3	0.25%	0.25%	0.50%	0.50%	290,900
Class R4	—	0.25%	0.25%	0.25%	169,759
Class 529A	0.25%	0.25%	0.50%	0.35%	25,310
Class 529B	0.75%	0.25%	1.00%	1.00%	28,681
Class 529C	0.75%	0.25%	1.00%	1.00%	26,171
Total Distribution and Service Fees					$27,102,994

(d)	In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees up to these annual percentage rates of each class’ average daily net assets.
(e)	The annual effective rates represent actual fees incurred under the distribution plan for the six months ended March 31, 2008 based on each class’ average daily net assets. Assets attributable to Class A shares sold prior to October 1, 1989 are subject to a service fee of 0.15% annually. 0.10% of the Class 529A distribution fee is currently being paid by the fund. Payment of the remaining 0.15% of the Class 529A distribution fee is not yet in effect and will be implemented on such date as the fund’s Board of Trustees may determine. Effective March 1, 2008, the distribution fee rate for Class R1 shares increased from 0.50% to 0.75%.

Certain Class A, Class C and Class 529C shares are subject to a contingent deferred sales charge in the event of a shareholder redemption within 12 months of purchase. Class B and Class 529B shares are subject to a contingent deferred sales charge in the event of a shareholder redemption within six years of purchase. All contingent deferred sales charges are paid to MFD and during the six months ended March 31, 2008, were as follows:

Amount
Class A	$9,921
Class B	$981,350
Class C	$47,536
Class 529B	$1,538
Class 529C	$19

The fund has entered into and may from time to time enter into contracts with program managers and other parties which administer the tuition programs through which an investment in the fund’s 529 share classes is made. The fund has entered into an agreement with MFD pursuant to which MFD receives an annual fee of up to 0.35% of the average daily net assets attributable to each 529 share class. The fee is based on average daily net assets and is currently established at 0.25% annually of average daily net assets of the fund’s 529

Notes to Financial Statements (unaudited) – continued

share classes. Effective April 1, 2008, the fee will be 0.10%. The fee may only be increased with the approval of the Board of Trustees who oversees the fund. The services provided by MFD, or a third party with which MFD contracts, include recordkeeping and tax reporting and account services, as well as services designed to maintain the program’s compliance with the Internal Revenue Code and other regulatory requirements. Program manager fees for the six months ended March 31, 2008, were as follows:

Amount
Class 529A	$18,079
Class 529B	7,176
Class 529C	6,548
Total Program Manager Fees	$31,803

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund’s Board of Trustees. For the six months ended March 31, 2008, the fee was $2,058,131, which equated to 0.0399% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. For the six months ended March 31, 2008, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $5,269,654.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund partially reimburses MFS the costs incurred to provide these services. The fund is charged a fixed amount plus a fee based on average daily net assets. The fund’s annual fixed amount is $17,500.

The administrative services fee incurred for the six months ended March 31, 2008 was equivalent to an annual effective rate of 0.0084% of the fund’s average daily net assets.

In addition to the administrative services provided by MFS to the fund as described above, MFS is responsible for providing certain retirement plan administration and services with respect to certain shares. These services include various administrative, recordkeeping, and communication/educational services with respect to the retirement plans which invest in these shares, and may be provided directly by MFS or by a third party. MFS may subsequently pay all, or a portion, of the retirement plan administration and services fee to affiliated or unaffiliated third parties. For the six months ended March 31, 2008, the fund paid MFS an annual retirement plan administration and

Notes to Financial Statements (unaudited) – continued

services fee up to the following annual percentage rates of each class’ average daily net assets:

	Beginning of period through 12/31/07	Effective 1/01/08	Effective 3/01/08	Annual Effective Rate (g)	Total Amount
Class R1	0.35%	0.35%	—	0.29%	$31,964
Class R2	0.25%	—	—	0.11%	10,830
Class R3	0.15%	—	—	0.08%	43,550
Class R4	0.15%	—	—	0.08%	52,262
Class R5	0.10%	—	—	0.05%	51,738
Total Retirement Plan Administration and Services Fees					$190,344

(g)	Effective January 1, 2008, the annual retirement plan administration and services fee was eliminated for Class R2, Class R3, Class R4, and Class R5 shares. Effective March 1, 2008, the annual retirement plan administration and services fee was eliminated for Class R1 shares.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and trustees of the fund are officers or directors of MFS, MFD, and MFSC.

The fund has an unfunded, defined benefit plan for certain retired independent trustees which resulted in a pension expense of $5,979. The fund also has an unfunded retirement benefit deferral plan for certain independent trustees which resulted in a decrease in expense of $16,694. Both amounts are included in independent trustees’ compensation for the six months ended March 31, 2008. The liability for deferred retirement benefits payable to certain independent trustees under both plans amounted to $220,861 at March 31, 2008, and is included in payable for independent trustees’ compensation.

Deferred Trustee Compensation – Under a Deferred Compensation Plan (the Plan) independent trustees previously were allowed to elect to defer receipt of all or a portion of their annual compensation. Trustees are no longer allowed to defer compensation under the Plan. Amounts previously deferred are treated as though equivalent dollar amounts had been invested in shares of certain MFS funds selected by the trustee. Deferred amounts represent an unsecured obligation of the fund until distributed in accordance with the Plan. Included in other assets and payable for independent trustees’ compensation is $67,948 of deferred trustees’ compensation.

Other – This fund and certain other MFS funds (the funds) have entered into a services agreement (the Agreement) which provides for payment of fees by the funds to Tarantino LLC in return for the provision of services of an

Notes to Financial Statements (unaudited) – continued

Independent Chief Compliance Officer (ICCO) for the funds. The ICCO is an officer of the funds and the sole member of Tarantino LLC. The funds can terminate the Agreement with Tarantino LLC at any time under the terms of the Agreement. For the six months ended March 31, 2008, the fee paid by the fund to Tarantino LLC was $42,280 and is included in miscellaneous expense on the Statement of Operations. MFS has agreed to reimburse the fund for a portion of the payments made by the fund to Tarantino LLC in the amount of $23,685, which is shown as a reduction of total expenses in the Statement of Operations. Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO.

The fund may invest in a money market fund managed by MFS which seeks preservation of capital and current income. Income earned on this investment is included in dividends from underlying funds on the Statement of Operations. This money market fund does not pay a management fee to MFS.

(4)	Portfolio Securities

Purchases and sales of investments, other than purchased option transactions and short-term obligations, were as follows:

	Purchases	Sales
U.S. government securities	$571,822,086	$739,317,753
Investments (non-U.S. government securities)	$2,616,034,164	$3,254,008,365

(5)	Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 3/31/08		Year ended 9/30/07
	Shares	Amount	Shares	Amount
Shares sold
Class A	42,127,536	$664,675,532	86,263,688	$1,433,883,288
Class B	3,014,432	46,090,678	8,515,279	140,721,374
Class C	6,133,354	95,007,349	11,737,855	194,910,951
Class I	3,284,372	52,484,560	15,269,729	256,297,529
Class R	1,547,194	24,367,687	2,039,715	33,806,288
Class R1	774,121	12,410,902	1,203,427	19,848,904
Class R2	801,548	12,671,285	816,608	13,582,257
Class R3	2,591,346	41,319,248	6,117,557	101,296,544
Class R4	2,214,500	34,650,705	9,572,458	158,183,889
Class R5	7,790,826	128,113,113	15,039,684	250,153,442
Class 529A	84,648	1,310,438	139,066	2,296,785
Class 529B	28,187	445,116	41,020	677,646
Class 529C	29,003	438,773	58,367	968,741
	70,421,067	$1,113,985,386	156,814,453	$2,606,627,638

Notes to Financial Statements (unaudited) – continued

	Six months ended 3/31/08		Year ended 9/30/07
	Shares	Amount	Shares	Amount
Shares issued to shareholders in reinvestment of distributions
Class A	36,767,175	$564,866,849	23,902,513	$389,846,161
Class B	8,797,871	134,957,931	6,319,859	102,824,282
Class C	5,898,641	90,880,441	3,644,503	59,563,268
Class I	1,603,998	24,639,703	962,788	15,718,051
Class R	177,830	2,737,822	291,619	4,754,437
Class R1	128,244	1,964,279	22,142	361,342
Class R2	103,139	1,577,800	17,585	287,032
Class R3	684,017	10,518,921	209,831	3,434,477
Class R4	824,916	12,668,550	272,680	4,463,164
Class R5	1,107,520	17,027,842	181,706	3,011,149
Class 529A	87,305	1,337,133	46,591	758,634
Class 529B	34,306	525,897	16,728	272,340
Class 529C	30,299	466,587	15,405	251,788
	56,245,261	$864,169,755	35,903,950	$585,546,125
Shares reacquired
Class A	(76,988,151)	$(1,202,800,609)	(139,473,185)	$(2,314,225,423)
Class B	(20,117,326)	(311,628,933)	(45,264,715)	(749,759,119)
Class C	(12,421,095)	(191,786,392)	(23,527,988)	(390,496,718)
Class I	(3,557,838)	(57,129,016)	(15,361,339)	(258,740,387)
Class R	(2,380,866)	(38,099,956)	(4,312,185)	(71,737,080)
Class R1	(336,404)	(5,209,907)	(549,420)	(9,045,013)
Class R2	(155,456)	(2,314,075)	(346,936)	(5,704,261)
Class R3	(1,267,534)	(19,676,143)	(3,467,622)	(57,168,431)
Class R4	(1,870,205)	(28,751,288)	(5,522,914)	(91,474,828)
Class R5	(7,409,872)	(121,959,570)	(3,842,026)	(65,201,035)
Class 529A	(65,937)	(1,025,462)	(79,577)	(1,317,514)
Class 529B	(27,201)	(404,449)	(28,676)	(471,626)
Class 529C	(18,802)	(286,664)	(41,247)	(684,657)
	(126,616,687)	$(1,981,072,464)	(241,817,830)	$(4,016,026,092)
Net change
Class A	1,906,560	$26,741,772	(29,306,984)	$(490,495,974)
Class B	(8,305,023)	(130,580,324)	(30,429,577)	(506,213,463)
Class C	(389,100)	(5,898,602)	(8,145,630)	(136,022,499)
Class I	1,330,532	19,995,247	871,178	13,275,193
Class R	(655,842)	(10,994,447)	(1,980,851)	(33,176,355)
Class R1	565,961	9,165,274	676,149	11,165,233
Class R2	749,231	11,935,010	487,257	8,165,028
Class R3	2,007,829	32,162,026	2,859,766	47,562,590
Class R4	1,169,211	18,567,967	4,322,224	71,172,225
Class R5	1,488,474	23,181,385	11,379,364	187,963,556
Class 529A	106,016	1,622,109	106,080	1,737,905
Class 529B	35,292	566,564	29,072	478,360
Class 529C	40,500	618,696	32,525	535,872
	49,641	$(2,917,323)	(49,099,427)	$(823,852,329)

Notes to Financial Statements (unaudited) – continued

(6)	Line of Credit

The fund and other funds managed by MFS participate in a $1 billion unsecured committed line of credit provided by a syndication of banks under a credit agreement. In addition, the fund and other funds managed by MFS have established uncommitted borrowing arrangements with certain banks. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the Federal Reserve funds rate plus 0.30%. In addition, a commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. For the six months ended March 31, 2008, the fund’s commitment fee and interest expense were $23,076 and $0, respectively, and are included in miscellaneous expense on the Statement of Operations.

(7)	Gain Contingency

The fund’s investment adviser, MFS, was the subject of an administrative proceeding concerning market timing which resulted in the Securities and Exchange Commission (the “SEC”) entering an order approving a settlement with MFS and two of its former officers (the “Settlement Order”). Under the terms of the Settlement Order, MFS transferred $175 million in disgorgement and $50 million in penalty (the “Payments”) to a Fair Fund established by the SEC, from which settlement funds will be distributed to current and former shareholders of the fund and certain other affected MFS retail funds. The Payments will be distributed to shareholders in accordance with a plan developed by an independent distribution consultant (the “IDC”) in consultation with MFS and the Board of Trustees of the MFS retail funds. The plan was approved in July 2007 by the SEC. Pursuant to the distribution plan, after the distributions to eligible shareholders have been made, residual amounts, if any, may be available for distribution to the fund and certain other affected MFS retail funds. Payments made by third parties into other settlement funds to remediate harm caused by the third party’s late or excessive trading in certain MFS funds may also become part of the residual amounts. At this time, the residual amounts, if any, cannot be reasonably estimated and the fund has not accrued an estimate for any amounts to be received.

Notes to Financial Statements (unaudited) – continued

(8)	Transactions in Underlying Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Fund:	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	147,711,471	1,382,641,596	(1,385,138,891)	145,214,176

Underlying Fund:	Realized Gain (Loss)	Capital Gain Distributions from Underlying Funds	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$1,995,188	$145,214,176

(9)	Subsequent Event

On April 18, 2008, Class R shares and Class R2 shares converted into Class R3 shares. After the conversion, Class R3, Class R4, and Class R5 were renamed Class R2, Class R3, and Class R4, respectively.

RESULTS OF SHAREHOLDER MEETING

(unaudited)

At a special meeting of shareholders of Class R1 shares of the MFS Total Return Fund, which was held on February 15, 2008, the following actions were taken:

Item 1: To approve an amendment to the current Master Distribution Plan adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended, with respect to Class R1 shares of the Fund.

Number of Dollars
For	11,439,874.59
Against	71.88
Abstain	3,369,698.11

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

A discussion regarding the Board’s most recent review and renewal of the Fund’s investment advisory agreement is available by clicking on the fund’s name under “Select a fund” on the MFS Web site (mfs.com).

PROXY VOTING POLICIES AND INFORMATION

A general description of the MFS funds’ proxy voting policies and procedures is available without charge, upon request, by calling 1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. The fund’s Form N-Q is available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

A shareholder can also obtain the quarterly portfolio holdings report at mfs.com.

ITEM 2.	CODE OF ETHICS.

The Registrant has not amended any provision in its Code of Ethics (the “Code”) that relates to any element of the Code’s definition enumerated in paragraph (b) of Item 2 of this Form N-CSR.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual reports.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual reports.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the Registrant.

ITEM 6.	SCHEDULE OF INVESTMENTS

A schedule of investments for each series of the Registrant is included as part of the report to shareholders of such series under Item 1 of this Form N-CSR.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the Registrant.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There were no material changes to the procedures by which shareholders may send recommendations to the Board for nominees to the Registrant’s Board since the Registrant last provided disclosure as to such procedures in response to the requirements of Item 407 (c)(2)(iv) of Regulation S-K or this Item.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this report on Form N-CSR, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by the report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a)	File the exhibits listed below as part of this form. Letter or number the exhibits in the sequence indicated.

(1)	Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

(2)	A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2): Attached hereto.

(b)	If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed “filed” for the purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference: Attached hereto.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) MFS SERIES TRUST V

By (Signature and Title)*	ROBERT J. MANNING
Robert J. Manning, President

Date: May 15, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	ROBERT J. MANNING
Robert J. Manning, President (Principal Executive Officer)

Date: May 15, 2008

By (Signature and Title)*	MARIA F. DWYER
Maria F. Dwyer, Treasurer (Principal Financial Officer and Accounting Officer)

Date: May 15, 2008

*	Print name and title of each signing officer under his or her signature.